Item 1. Schedule of Investments:
--------------------------------

Putnam Asset Allocation Funds

QUARTERLY PORTFOLIO HOLDINGS

12-31-04


Putnam Asset Allocation Funds
--------------------------------------------------------------------------------------------------------------------------------
The funds' portfolios                     Growth                        Balanced                    Conservative
December 31, 2004 (Unaudited)

Common stocks (a)                                          82.3%                           65.2%                            33.9%
--------------------------------------------------------------------------------------------------------------------------------
                                          Shares          Value          Shares           Value          Shares            Value
--------------------------------------------------------------------------------------------------------------------------------
Advertising and Marketing
Services                                                    0.1%                            0.1%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Cheil Communications, Inc.
(South Korea)                             1,455        $211,552              --             $--              --              $--
Omnicom Group, Inc.                       2,884         243,179           5,095         429,610              --               --
WPP Group PLC (United
Kingdom)                                 67,633         743,955          77,236         849,587          19,143          210,571
                                                ---------------                 ---------------                 ----------------
                                                      1,198,686                       1,279,197                          210,571

Automotive                                                  1.4%                            1.0%                             0.5%
--------------------------------------------------------------------------------------------------------------------------------
American Axle &
Manufacturing Holdings, Inc.             13,195         404,559          19,269         590,788           7,485          229,490
Bayerische Motoren Werke
(BMW) AG (Germany)                        3,541         159,537           3,700         166,700           1,000           45,054
Cummins, Inc.                            47,651       3,992,677          57,190       4,791,950          17,700        1,483,083
DaimlerChrysler AG (Germany)             21,600       1,034,819          27,900       1,336,641           6,100          292,240
Denso Corp. (Japan)                       4,700         125,930              --              --              --               --
Ford Otomotiv Sanayi AS
(Turkey)                                 64,291         511,459              --              --              --               --
Honda Motor Co., Ltd.
(Japan)                                  29,700       1,539,356          25,200       1,306,120           5,500          285,066
Hyundai Motor Co. (South
Korea)                                   24,960       1,338,305              --              --              --               --
Hyundai Motor Co. GDR 144A
(South Korea)                            12,400         322,400              --              --              --               --
Monaco Coach Corp.                       20,700         425,799          26,200         538,934              --               --
Nissan Motor Co., Ltd.
(Japan)                                  66,800         726,356          85,000         924,256          19,000          206,598
Peugeot SA (France)                      12,469         791,407          17,117       1,086,415           3,529          223,986
Porsche AG (Preference)
(Germany)                                   496         314,609             758         480,793             150           95,144
Renault SA (France)                      18,111       1,515,032          17,229       1,441,251           3,922          328,086
Tata Motors (India)                      27,978         325,497              --              --              --               --
Toyota Motor Corp. (Japan)               96,765       3,938,605         105,800       4,306,354          24,000          976,867
Valeo SA (France)                        10,416         436,017          15,823         662,355           2,308           96,614
Visteon Corp.                                --              --              --              --          23,366          228,286
Volkswagon AG (Germany)                   4,900         222,097           7,000         317,282           1,100           49,859
VS Holdings, Inc. (NON)                  63,050              63              --              --          15,358               15
                                                ---------------                 ---------------                 ----------------
                                                     18,124,524                      17,949,839                        4,540,388

Banking                                                     7.5%                            5.1%                            2.5%
--------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holdings NV
(Netherlands)                            70,366       1,863,915          85,258       2,258,387          19,489          516,241
ABN AMRO Holdings NV
(Netherlands) (RES)                       4,000         105,955              --              --              --               --
Akbank TAS (Turkey)                     162,384       1,008,101              --              --              --               --
Allied Irish Banks PLC
(Ireland)                                    --              --          16,281         339,657              --               --
Anglo Irish Bank Corp. PLC
(Ireland)                                52,431       1,275,536          25,118         611,068           3,781           91,984
Australia & New Zealand
Banking Group, Ltd.
(Australia)                              88,727       1,431,733         112,052       1,808,114          29,022          468,310
Banca Popolare di Milano
Scrl (BPM) (Italy)                       39,300         348,250          56,600         501,551           8,500           75,321
BancFirst Corp.                              --              --              --              --             922           72,820
Banco Bilbao Vizcaya
Argentaria SA (Spain)                    20,422         362,210          34,398         610,092           2,874           50,974
Banco Itau Finaceira SA
(Preference) (Brazil)                     5,497         826,103              --              --              --               --
Banco Itau SA ADR (Brazil)                7,728         580,914              --              --              --               --
Banco Latinoamericano de
Exportaciones SA Class E
(Panama)                                 17,500         348,950              --              --              --               --
Banco Popular Espanol
(Spain)                                  16,169       1,065,801          20,572       1,356,031           5,181          341,513
Banco Santander Central
Hispano SA (Spain)                       85,167       1,056,802         108,461       1,345,847          23,629          293,202
Banco Santander Chile SA ADR
(Chile)                                  11,600         392,776              --              --              --               --
Bangkok Bank Public Co.,
Ltd. (Thailand)                         151,800         446,355              --              --              --               --
Bank Central Asia Tbk PT
(Indonesia)                           1,548,500         496,957              --              --              --               --
Bank Hapoalim, Ltd. (Israel)            310,965       1,050,002              --              --              --               --
Bank of Hawaii Corp.                      1,272          64,541           2,301         116,753              --               --
Bank of Ireland (Dublin
Exchange) (Ireland)                      38,216         636,257          23,774         395,813           4,457           74,204
Bank of Ireland (London
Exchange) (Ireland)                      31,079         514,054          68,282       1,129,401          14,484          239,569
Bank of Montreal (Canada)                 3,200         154,297              --              --             700           33,752
Bank of Nova Scotia (Canada)              4,000         135,905              --              --              --               --
Bank of the Ozarks, Inc.                 17,760         604,373          23,080         785,412              --               --
Barclays PLC (United
Kingdom)                                268,407       3,019,429         325,162       3,657,891          74,934          842,966
BNP Paribas SA (France)                  38,918       2,819,221          47,808       3,463,213          10,159          735,918
Bolig OG Naeringsbanken
(Norway)                                     40           2,240              --              --              --               --
Canadian Imperial Bank of
Commerce (Canada)                         2,967         178,902           2,200         132,654           1,100           66,327
Capitol Bancorp, Ltd.                     5,400         190,188           7,000         246,540              --               --
Central Pacific Financial
Corp.                                     5,988         216,586           7,643         276,447              --               --
Chinatrust Financial Holding
Co. (Taiwan)                            279,782         335,137              --              --              --               --
City Holding Co.                         15,700         568,968          20,100         728,424              --               --
Colonial Bancgroup, Inc.                 60,080       1,275,498          70,830       1,503,721          16,400          348,172
Commerce Bancorp, Inc.                    9,262         596,473          16,408       1,056,675              --               --
Commonwealth Bank of
Australia (Australia)                     8,653         217,682          12,188         306,611           2,568           64,603
Credit Agricole SA (France)               8,373         252,630          12,076         364,357           1,815           54,762
Danske Bank A/S (Denmark)                20,345         623,743          20,098         616,171           4,521          138,606
DBS Group Holdings, Ltd.
(Singapore)                              70,000         690,521          96,000         947,001          20,000          197,292
Denizbank AS (Turkey) (NON)              87,332         201,285              --              --              --               --
Denizbank AS 144A (Turkey)
(NON)                                    78,591         181,137              --              --              --               --
Depfa Bank PLC (Ireland)                  8,931         150,149           9,870         165,935           2,079           34,952
DnB Holdings ASA (Norway)                90,642         894,814          99,774         984,964          25,595          252,673
Doral Financial Corp.                    22,971       1,131,322          28,968       1,426,674           8,938          440,197
EFG Eurobank Ergasias SA
(Greece)                                 11,460         393,743              --              --              --               --
First Bancorp Puerto Rico                 3,300         209,583           4,200         266,742              --               --
First Community Bancorp                      --              --              --              --           4,747          202,697
First Merchants Corp.                        --              --              --              --           3,652          103,352
FirstFed Financial Corp.
(NON)                                    25,700       1,333,059          30,800       1,597,596           5,600          290,472
Flagstar Bancorp, Inc.                   15,616         352,922          20,200         456,520              --               --
Flushing Financial Corp.                  8,400         168,504          10,800         216,648              --               --
FNB Financial Services Corp.                 --              --              --              --           1,455           33,174
Fortis (Belgium) (Amsterdam
Exchange)                                39,030       1,080,540          49,805       1,378,845          11,729          324,716
Fortis (Belgium) (Brussels
Exchange)                                 1,880          51,996              --              --              --               --
Fubon Financial Holding Co.,
Ltd. (Taiwan)                           625,455         642,455              --              --              --               --
Fubon Financial Holding Co.,
Ltd. GDR 144A (Taiwan)                   38,014         382,041              --              --              --               --
Greater Bay Bancorp                      11,800         328,984          15,500         432,140              --               --
HBOS PLC (United Kingdom)               119,365       1,943,150         149,919       2,440,540          32,763          533,351
HDFC Bank, Ltd. (India)                  41,177         492,047          35,092         419,334           7,037           84,089
HDFC Bank, Ltd. ADR (India)               3,400         154,224              --              --              --               --
Hibernia Corp. Class A                   57,600       1,699,776          61,500       1,814,865          41,861        1,235,318
Housing Development Finance
Corp., Ltd. (India)                      30,544         538,917              --              --              --               --
HSBC Holdings PLC (London
Exchange) (United Kingdom)              239,394       4,039,573         372,275       6,281,829          87,057        1,469,014
HSBC Holdings PLC (Hong Kong
Exchange) (United Kingdom)              104,024       1,779,995              --              --              --               --
HSBC Holdings PLC ADR
(United Kingdom)                          2,026         172,494              --              --              --               --
Hudson United Bancorp                    17,600         693,088          22,300         878,174              --               --
Hypo Real Estate Holding
(Germany) (NON)                           1,550          64,294              --              --              --               --
International Bancshares
Corp.                                    13,700         539,506          14,400         567,072           8,400          330,792
IntesaBCI SpA (Italy)                   157,500         757,766         141,250         679,584          36,000          173,204
Irwin Financial Corp. (SB)               34,800         987,972          44,400       1,260,516              --               --
ITLA Capital Corp. (NON)                     --              --              --              --           2,785          163,730
Kasikornbank PCL (Thailand)
(NON)                                   373,500         539,489              --              --              --               --
KBC Bancassurance Holdings
(Belgium)                                 8,039         617,308           6,181         474,634           1,316          101,055
KeyCorp                                  16,600         562,740          17,700         600,030          10,600          359,340
Komercni Banka AS (Czech
Republic)                                 1,395         204,614              --              --              --               --
Kookmin Bank (South Korea)
(NON)                                    40,245       1,574,652              --              --              --               --
Lloyds TSB Group PLC (United
Kingdom)                                 91,070         826,932         122,557       1,112,840          25,269          229,447
MainSource Financial Group,
Inc.                                      6,235         148,892           7,985         190,682              --               --
Malayan Banking Berhad
(Malaysia)                              200,700         623,226              --              --              --               --
Mega Financial Holdings Co.,
Ltd. (Taiwan)                           866,000         599,412              --              --              --               --
Mizuho Financial Group, Inc.
(Japan)                                     352       1,772,884             328       1,652,006              75          377,745
Nara Bancorp, Inc.                       41,700         886,959          44,500         946,515          26,700          567,909
National Bankshares, Inc.                    --              --              --              --             970           51,914
National City Corp.                      64,004       2,403,350          91,773       3,446,076          14,200          533,210
Nordea AB (Sweden)                       95,526         963,645          77,500         781,803          11,550          116,514
North Fork Bancorp., Inc.                13,551         390,946          23,915         689,948              --               --
Northern Rock PLC (United
Kingdom)                                 40,093         601,493              --              --              --               --
Oriental Financial Group                 46,379       1,313,001          53,720       1,520,813          17,270          488,914
OTP Bank (Right) (Hungary)               11,568         357,005              --              --              --               --
OTP Bank (Right) GDR
(Hungary)                                 7,283         444,263              --              --              --               --
Overseas-Chinese Banking
Corp. (Singapore)                        58,000         479,750          68,000         562,466          16,000          132,345
PFF Bancorp, Inc.                         5,400         250,182           7,000         324,310              --               --
Powszechna Kasa Oszczednosci
Bank Polski SA 144A (Poland)
(NON)                                    42,300         392,910              --              --              --               --
Provident Financial
Holdings, Inc.                               --              --              --              --           1,455           41,977
Public Bank Berhad
(Malaysia)                              266,546         498,020              --              --              --               --
R&G Financial Corp. Class B              30,300       1,178,064          38,030       1,478,606          13,722          533,511
Republic Bancorp, Inc.                   48,902         747,223          62,546         955,703              --               --
Republic Bancorp, Inc. Class
A                                         8,200         210,740          10,400         267,280              --               --
Royal Bank of Scotland Group
PLC (United Kingdom)                    122,919       4,134,152         133,706       4,496,953          30,565        1,027,997
Sberbank RF (Russia)                      2,024         993,784              --              --              --               --
Skandinaviska Enskilda
Banken AB (Sweden)                       45,000         870,636          49,600         959,634          11,600          224,430
Societe Generale (France)                14,124       1,429,137          18,013       1,822,645           4,117          416,579
Southwest Bancorp, Inc.                   8,500         208,080          10,700         261,936              --               --
Standard Bank Investment
Corp., Ltd. (South Africa)               98,860       1,155,682              --              --              --               --
Sumitomo Mitsui Financial
Group, Inc. (Japan)                         117         850,805             156       1,134,407              33          239,971
Svenska Handelsbanken AB
Class A (Sweden)                          5,814         151,440              --              --              --               --
Taishin Financial Holdings
Co., Ltd. (Taiwan)                      618,068         582,125              --              --              --               --
Taylor Capital Group, Inc.                   --              --              --              --           2,556           85,626
Trico Bancshares                          8,800         205,920          11,500         269,100              --               --
Trustmark Corp.                          10,990         341,459          13,900         431,873              --               --
U.S. Bancorp                            255,839       8,012,877         328,124      10,276,844          83,200        2,605,824
UFJ Holdings, Inc. (Japan)
(NON)                                        96         581,903              99         600,088              25          151,537
Umpqua Holdings Corp.                        --              --              --              --           6,710          169,159
Unibanco-Uniao de Bancos
Brasileiros SA GDR (Brazil)
(SG)                                     49,498       1,570,077              --              --              --               --
UnionBanCal Corp.                        40,920       2,638,522          44,985       2,900,633          22,200        1,431,456
United Overseas Bank, Ltd.
(Singapore)                              63,000         532,688          97,000         820,170          18,000          152,197
Webster Financial Corp.                   9,400         476,016          11,900         602,616              --               --
Wells Fargo & Co.                        54,400       3,380,960          74,826       4,650,436              --               --
West Coast Bancorp.                       6,900         175,329           9,700         246,477              --               --
Westamerica Bancorp.                      2,869         167,291           3,607         210,324              --               --
Westcorp                                 32,200       1,478,946          34,300       1,575,399          20,500          941,565
Westpac Banking Corp.
(Australia)                             109,138       1,667,008         108,822       1,662,181          25,375          387,586
Wilshire Bancorp, Inc. (NON)
(SG) (SB)                                40,600         671,524          43,400         717,836          25,400          420,116
Zions Bancorp.                            3,686         250,759           6,273         426,752              --               --
                                                ---------------                 ---------------                 ----------------
                                                     98,237,161                      94,895,825                       22,166,191

Basic Materials                                             4.3%                            2.8%                             1.5%
--------------------------------------------------------------------------------------------------------------------------------
A. Schulman, Inc.                        45,300         969,873          50,446       1,080,049          21,000          449,610
Acerinox SA (Spain)                      21,884         351,259          39,616         635,875           4,120           66,130
Aggregate Industries PLC
(United Kingdom)                        235,866         473,168         297,497         596,805          77,972          156,419
Akzo-Nobel NV (Netherlands)               7,398         315,514              --              --              --               --
Albany International Corp.                5,647         198,549           7,100         249,636              --               --
Ameron International Corp.               13,460         510,134          17,000         644,300              --               --
Anglo American Platinum
Corp. (South Africa)                      6,257         230,106              --              --              --               --
Anglo American PLC (United
Kingdom)                                 67,428       1,594,720              --              --              --               --
Arcelor (Luxembourg)                     45,660       1,053,099          56,627       1,306,041          12,991          299,623
Arch Chemicals, Inc.                      6,800         195,704           8,600         247,508              --               --
Balchem Corp. Class B                        --              --              --              --           2,465           85,511
BASF AG (Germany)                        25,520       1,835,490          28,400       2,042,629           7,100          510,657
BHP Billiton PLC (United
Kingdom)                                137,382       1,610,085         194,394       2,278,253          40,079          469,717
BHP Billiton, Ltd.
(Australia)                             157,922       1,898,532         192,789       2,317,701          44,062          529,712
BlueScope Steel, Ltd.
(Australia)                              69,846         451,591          98,562         637,255          20,761          134,231
Braskem SA (Brazil)                       9,600         484,520              --              --              --               --
Carpenter Technology Corp.               12,900         754,134          16,400         958,744              --               --
Cemex SA de CV ADR (Mexico)              46,487       1,693,057              --              --              --               --
China Oriental Group Company
Ltd. 144A (Hong Kong) (NON)              52,000          10,236              --              --              --               --
China Steel Corp. (Taiwan)              169,015         191,237              --              --              --               --
Compagnie de Saint Gobain
(France)                                 24,539       1,478,114          30,756       1,852,597           7,593          457,367
Companhia Siderurgica
Nacional SA (Brazil)                     23,524         450,013              --              --              --               --
Companhia Vale do Rio Doce
(CVRD) ADR (Brazil)                      36,386       1,055,558          21,000         609,210           4,400          127,644
Companhia Vale do Rio Doce
(CVRD) (Preference A) ADR
(Brazil) (NON)                           29,100         709,458              --              --              --               --
Compass Minerals
International, Inc.                       8,900         215,647          11,300         273,799              --               --
Corn Products International,
Inc.                                     14,818         793,652          19,341       1,035,904              --               --
CRH PLC (Ireland)                        76,836       2,057,228          69,300       1,855,457          15,010          401,882
Crown Holdings, Inc. (NON)                4,359          59,893           7,542         103,627              --               --
Dow Chemical Co. (The)                    7,648         378,652          14,059         696,061              --               --
DSM NV (Netherlands)                      7,608         492,392          10,759         696,326           2,266          146,656
Eastman Chemical Co.                      8,439         487,183          14,810         854,981              --               --
FMC Corp. (NON)                           1,340          64,722           2,466         119,108              --               --
Formosa Chemicals & Fibre
Corp. (Taiwan)                          232,600         444,763              --              --              --               --
Formosa Plastics Corp.
(Taiwan)                                207,677         357,724              --              --              --               --
Georgia Gulf Corp.                       36,346       1,810,031          41,101       2,046,830          20,522        1,021,996
Georgia-Pacific Corp.                     7,134         267,382          12,508         468,800              --               --
Gerdau SA ADR (Preference)
(Brazil) (SG)                            15,280         275,040              --              --              --               --
Gibraltar Industries, Inc.               13,850         327,137          20,100         474,762              --               --
GMK Norilsk Nickel ADR
(Russia)                                  2,900         159,500              --              --              --               --
Hanwha Chemical Corp. (South
Korea)                                   32,000         323,061              --              --              --               --
Harmony Gold Mining Co.,
Ltd. ADR (South Africa) (SG)             41,928         388,673              --              --              --               --
Henkel KGaA (Germany)                     1,478         121,931              --              --              --               --
Hindalco Industries, Inc.
(India)                                  11,592         380,918              --              --              --               --
Holcim, Ltd. (Switzerland)                6,830         411,554           8,809         530,803           1,285           77,430
Impala Platinum Holdings,
Ltd. (South Africa)                      10,574         899,843              --              --              --               --
International Steel Group,
Inc. (NON)                               22,500         912,600          24,100         977,496          14,400          584,064
Kronos Worldwide, Inc.                       89           3,627             106           4,320              --               --
Lafarge SA (France)                      12,695       1,225,018          11,946       1,152,742           2,463          237,670
Louisiana-Pacific Corp.                  79,150       2,116,471          87,739       2,346,141          49,415        1,321,357
MacDermid, Inc.                          16,600         599,260          21,300         768,930              --               --
Mitsubishi Chemical Corp.
(Japan)                                  52,000         158,360          54,000         164,451          18,000           54,817
Monsanto Co.                              3,822         212,312           6,730         373,852              --               --
Nan Ya Plastic Corp.
(Taiwan)                                392,302         602,588              --              --              --               --
NewMarket Corp. (NON)                    26,100         519,390          33,000         656,700          12,098          240,750
Nippon Shokubai Co., Ltd.
(Japan)                                  29,000         251,362          42,000         364,041           6,000           52,006
NL Industries, Inc.                      15,900         351,390          20,900         461,890              --               --
Nucor Corp.                               8,439         441,697          15,248         798,080              --               --
Octel Corp. (United Kingdom)             15,200         316,312          19,300         401,633              --               --
Olympic Steel, Inc. (NON)
(SG) (SB)                                16,600         440,066          21,100         559,361              --               --
OM Group, Inc. (NON)                     19,500         632,190          24,900         807,258              --               --
Oregon Steel Mills, Inc.
(NON)                                        --              --              --              --           5,842          118,534
Orica, Ltd. (Australia)                  22,822         364,330          30,136         481,090           6,432          102,680
Phelps Dodge Corp.                       14,410       1,425,437          16,400       1,622,288           5,800          573,736
Plum Creek Timber Company,
Inc.                                     14,800         568,912          15,900         611,196           9,600          369,024
Pohang Iron & Steel Co.,
Ltd. (South Korea)                        3,490         630,499           1,820         328,799             270           48,778
Polymer Group, Inc. Class A
(NON)                                     1,090          20,710              --              --             545           10,355
Pope & Talbot, Inc.                          --              --              --              --           1,735           29,686
POSCO ADR (South Korea)                  10,266         457,145              --              --              --               --
Potlatch Corp.                           11,970         605,443          15,000         758,700              --               --
PPG Industries, Inc.                     32,920       2,243,827          39,150       2,668,464          10,700          729,312
Rayonier, Inc.                           14,520         710,173          15,900         777,669           8,100          396,171
Reliance Industries, Ltd.
(India)                                 114,032       1,401,895              --              --              --               --
Rinker Group, Ltd.
(Australia)                             104,106         868,911         108,932         909,191          24,036          200,614
Rio Tinto, Ltd. (Australia)                  --              --           5,205         159,577           1,108           33,969
Rohm & Haas Co.                           2,244          99,252           4,128         182,581              --               --
RPM, Inc.                                 6,039         118,727          10,591         208,219              --               --
Sappi, Ltd. (South Africa)               36,857         543,488              --              --              --               --
Shiloh Industries, Inc.
(NON)                                        --              --              --              --           7,941          111,174
Shin-Etsu Chemical Co.
(Japan)                                   4,200         172,182              --              --              --               --
Siam Cement PCL (Thailand)              110,800         697,323              --              --              --               --
Silgan Holdings, Inc.                    18,000       1,097,280          23,300       1,420,368           3,392          206,776
Southern Peru Copper Corp.
(SG) (SB) (SC)                           25,000       1,180,250          26,800       1,265,228          16,000          755,360
Ssab Svenskt Stal AB Class A
(Sweden)                                 17,800         428,806          26,200         631,164           3,800           91,543
Steel Dynamics, Inc.                      9,300         352,284          13,400         507,592              --               --
Sterling Chemicals, Inc.
(NON)                                       125           4,656              --              --              34            1,267
Sumitomo Chemical Co., Ltd.
(Japan)                                  24,000         117,599              --              --              --               --
Terra Industries, Inc. (NON)
(SG) (SB) (SC)                          169,200       1,502,496         188,400       1,672,992         104,785          930,491
Texas Industries, Inc.                       --              --              --              --           3,711          231,492
Tredegar Corp.                           12,400         250,604          16,000         323,360              --               --
United States Steel Corp.                37,380       1,915,725          45,664       2,340,280          12,400          635,500
Vulcan Materials Co.                      2,074         113,261           3,643         198,944              --               --
W.R. Grace & Co. (NON) (SG)
(SB)                                     45,000         612,450          48,000         653,280          28,800          391,968
Worthington Industries, Inc.              7,460         146,067          13,057         255,656              --               --
Yara International ASA
(Norway) (NON)                            4,259          56,118              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                     56,719,570                      52,426,594                       13,393,679

Broadcasting                                                0.3%                            0.2%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Antena 3 Television SA
(Spain) (NON)                               200          14,447              --              --              39            2,817
Gestevision Telecinco SA
(Spain) (NON)                            15,553         320,876              --              --              --               --
Grupo Televisa SA de CV ADR
(Mexico)                                 11,180         676,390              --              --              --               --
ITV PLC (United Kingdom)                  1,351           2,730              --              --              --               --
ITV PLC (Convertible Shares)
(United Kingdom) (NON)                      127              90              --              --              --               --
Mediaset SpA (Italy)                    117,067       1,484,457         100,959       1,280,201          23,200          294,185
Publishing & Broadcasting,
Ltd. (Australia)                         67,117         920,493          71,120         975,393          15,679          215,034
Societe Television Francaise
I (France)                                   88           2,864             158           5,143              23              749
UnitedGlobalCom, Inc. Class
A (NON)                                   7,174          69,301          12,637         122,073              --               --
Viacom, Inc. Class B                     24,050         875,180          42,627       1,551,197              --               --
                                                ---------------                 ---------------                 ----------------
                                                      4,366,828                       3,934,007                          512,785

Building Materials                                          0.8%                            0.7%                             0.4%
--------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.
(NON)                                    13,546         559,721          23,795         983,209              --               --
American Woodmark Corp.                      --              --              --              --           4,656          203,374
Asahi Chemical Industry Co.,
Ltd. (Japan)                            188,000         941,376         240,000       1,201,757          53,000          265,388
Asahi Glass Co., Ltd.
(Japan)                                  74,000         816,203          76,000         838,263          16,000          176,476
Assa Abloy AB Class B
(Sweden)                                    600          10,253              --              --             200            3,418
Boral, Ltd. (Australia)                  48,688         262,137         134,381         723,510          10,582           56,974
BPB PLC (United Kingdom)                103,275         938,251              --              --              --               --
CSR, Ltd. (Australia)                    90,532         188,727         134,908         281,235          19,676           41,017
Lafarge North America, Inc.              36,080       1,851,626          38,710       1,986,597          21,800        1,118,776
Lecico Egypt S.A.E. 144A GDR
(Egypt) (NON)                            18,268         305,989              --              --              --               --
Masco Corp.                              27,098         989,890          47,689       1,742,079              --               --
NCI Building Systems, Inc.
(NON)                                    21,178         794,175          27,300       1,023,750              --               --
Sherwin Williams Co.                     10,228         456,476          17,924         799,948              --               --
Stanley Works (The)                       4,407         215,899           7,669         375,704              --               --
Tostem Inax Holding Corp.
(Japan)                                     240           4,360              --              --              --               --
Toto, Ltd. (Japan)                       23,000         219,561              --              --              --               --
USG Corp. (NON) (SG) (SB)
(SC)                                     56,456       2,273,483          61,900       2,492,713          30,700        1,236,289
                                                ---------------                 ---------------                 ----------------
                                                     10,828,127                      12,448,765                        3,101,712

Capital Goods                                               4.7%                            3.8%                             2.3%
--------------------------------------------------------------------------------------------------------------------------------
3M Co.                                   32,051       2,630,426          41,928       3,441,031           9,500          779,665
Actividades de Construccion
y Servicios SA  (Spain)                  13,536         309,066          20,285         463,165           2,956           67,494
Acuity Brands, Inc.                      48,900       1,555,020          54,313       1,727,153          23,900          760,020
Applied Industrial
Technologies, Inc.                       26,155         716,647          33,150         908,310              --               --
Astec Industries, Inc. (NON)                 --              --              --              --          10,751          185,025
Ball Corp.                               24,680       1,085,426          28,520       1,254,310          10,300          452,994
BEI Technologies, Inc.                       --              --              --              --           2,374           73,309
Boeing Co. (The)                         79,894       4,136,112         100,596       5,207,855          26,400        1,366,728
Bouygues SA (France)                     21,040         972,246          29,731       1,373,852           6,129          283,217
Brother Industries, Ltd.
(Japan)                                  35,000         297,560          50,000         425,085           8,000           68,014
Canon, Inc. (Japan)                      53,000       2,860,810          65,900       3,557,121          14,000          755,686
Compx International, Inc.                    --              --              --              --           3,507           57,971
Daelim Industrial Co. (South
Korea)                                   11,420         593,562              --              --              --               --
Daito Trust Construction
Co., Ltd. (Japan)                         6,900         327,994           9,300         442,079           2,300          109,331
Dover Corp.                               7,101         297,816          12,427         521,188              --               --
DRS Technologies, Inc. (NON)             11,600         495,436          15,900         679,089              --               --
Eagle Materials, Inc.                    10,800         932,580          13,800       1,191,630           3,409          294,367
Eaton Corp.                               1,809         130,899           3,114         225,329              --               --
Emerson Electric Co.                     17,900       1,254,790          19,200       1,345,920          11,500          806,150
EnPro Industries, Inc. (NON)             30,800         910,756          32,700         966,939          19,600          579,572
European Aeronautic Defense
and Space Co. (Netherlands)
(SG)                                     24,099         700,586          30,341         882,048           6,661          193,643
Flowserve Corp. (NON)                    16,205         446,286          23,605         650,082              --               --
Franklin Electric Co., Inc.              11,700         494,442          15,200         642,352              --               --
General Dynamics Corp.                    5,678         593,919           9,943       1,040,038              --               --
Global Imaging Systems, Inc.
(NON) (SG) (SB)                          18,100         714,950          25,200         995,400              --               --
Goodrich Corp.                            2,380          77,683           4,228         138,002              --               --
Griffon Corp. (NON)                       7,220         194,940           9,040         244,080              --               --
Hyundai Mobis (South Korea)              12,390         784,026              --              --              --               --
Ingersoll-Rand Co. Class A
(Bermuda)                                 7,514         603,374          13,212       1,060,924              --               --
Innovative Solutions &
Support, Inc. (NON)                      24,600         820,656          26,100         870,696          15,600          520,416
Invensys PLC (United
Kingdom) (NON)                           12,811           3,812          22,852           6,800           3,333              992
Kennametal, Inc.                          1,730          86,102           2,310         114,969              --               --
Kone OYJ Class B (Finland)                5,320         412,784           7,540         585,036             840           65,176
Lawson Products                              --              --              --              --           1,067           53,809
LG Engineering &
Construction, Ltd. (South
Korea)                                   16,340         449,899              --              --              --               --
Lincoln Electric Holdings,
Inc.                                     49,200       1,699,368          55,900       1,930,786          22,400          773,696
Linde AG (Germany)                        3,800         237,106           5,000         311,981           1,600           99,834
Lockheed Martin Corp.                    23,284       1,293,426          41,086       2,282,327              --               --
MAN AG (Germany)                         19,700         755,838          25,500         978,369           5,600          214,857
Manitowoc Co., Inc. (The)                 7,998         301,125          10,100         380,265              --               --
Matthews International Corp.                 --              --              --              --           7,211          265,365
Michael Baker Corp. (NON)                    --              --              --              --           9,426          184,750
Middleby Corp. (SG) (SB)                 13,300         674,576          14,100         715,152           8,600          436,192
MSC Industrial Direct Co.,
Inc. Class A                              3,353         120,641           5,908         212,570              --               --
Mueller Industries, Inc.                 56,900       1,832,180          63,700       2,051,140          34,582        1,113,540
Murray & Roberts Holdings,
Ltd. (South Africa)                     166,700         407,221              --              --              --               --
NACCO Industries, Inc. Class
A                                         2,150         226,610           2,780         293,012              --               --
Noble International, Ltd.                    --              --              --              --           1,461           29,790
Nordson Corp.                            26,700       1,069,869          28,400       1,137,988          17,100          685,197
Northrop Grumman Corp.                    9,224         501,417          16,216         881,502              --               --
Owens-Illinois, Inc. (NON)                2,618          59,298           4,684         106,093              --               --
Parker-Hannifin Corp.                     1,680         127,243           2,959         224,115              --               --
Penn Engineering &
Manufacturing Corp.                       4,900          88,690           6,200         112,220              --               --
Perini Corp (NON)                        97,900       1,633,951         115,400       1,926,026          40,297          672,557
Precision Castparts Corp.                 5,600         367,808           7,300         479,464              --               --
Republic Services, Inc.                  18,300         613,782          19,500         654,030          11,700          392,418
Rockwell Automation, Inc.
(SG) (SB)                                45,080       2,233,714          48,800       2,418,040          26,700        1,322,985
Scansource, Inc. (NON)                    9,900         615,384          12,900         801,864              --               --
Schindler Holding AG
(Switzerland)                             1,937         768,461           2,512         996,580             652          258,666
Siemens AG (Germany)                     26,315       2,230,288          32,273       2,735,249           7,324          620,734
Skanska AB Class B (Sweden)              11,200         134,484          16,400         196,922           2,400           28,818
SKF AB Class B (Sweden)                  40,700       1,813,873          29,100       1,296,897           6,800          303,055
Standard Register Co. (The)              12,000         169,440          15,100         213,212              --               --
Sumitomo Heavy Industries,
Ltd. (Japan) (NON)                      110,000         409,078         126,000         468,580          31,000          115,286
Taylor Woodrow PLC (United
Kingdom)                                 42,262         220,675          60,737         317,143          18,201           95,038
Tecumseh Products Co. Class
A                                         9,700         463,660          10,300         492,340           6,200          296,360
Teledyne Technologies, Inc.
(NON)                                    25,400         747,522          33,000         971,190              --               --
Terex Corp. (NON)                        45,000       2,144,250          50,017       2,383,310          28,325        1,349,686
ThyssenKrupp AG (Germany)                25,301         557,063          40,600         893,907           7,000          154,122
Timken Co.                                4,162         108,295           7,314         190,310              --               --
Titan International, Inc.
(SC)                                         --              --              --              --          16,019          241,887
Tomkins PLC (United Kingdom)            131,063         639,697         182,947         892,935          36,472          178,014
Tong Yang Industry (Taiwan)             186,633         288,444              --              --              --               --
Toro Co. (The)                           30,370       2,470,600          36,810       2,994,494          10,378          844,250
Toyo Seikan Kaisha, Ltd.
(Japan)                                  27,000         498,097          27,000         498,097           7,000          129,136
United Defense Industries,
Inc. (NON)                               26,690       1,261,103          29,980       1,416,555          17,055          805,849
United Industrial Corp. (SG)
(SB) (SC)                                14,600         565,604          15,600         604,344           9,300          360,282
United Stationers, Inc.
(NON)                                     6,100         281,820           7,800         360,360              --               --
United Technologies Corp.                 4,896         506,002           8,528         881,369              --               --
URS Corp. (NON)                          13,300         426,930          16,900         542,490              --               --
Vinci SA (France)                        12,181       1,635,653          11,580       1,554,952           2,388          320,658
Wolseley PLC (United
Kingdom)                                 59,579       1,113,429          49,655         927,967          10,238          191,331
Woodward Governor Co.                     4,900         350,889           6,200         443,982              --               --
YTL Corp. Berhad (Malaysia)             319,000         449,118              --              --              --               --
Zhejiang Expressway Co.,
Ltd. (China)                            444,000         305,612              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                     61,309,939                      71,130,612                       19,957,932
Commercial and Consumer
Services                                                    0.9%                            0.8%                             0.5%
-------------------------------------------------------------------------------------------------------------------------------
4Kids Entertainment, Inc.
(NON) (SG)                               15,000         315,300          15,900         334,218           9,600          201,792
Administaff, Inc. (NON) (SB)
(SC)                                     29,438         371,213          40,245         507,489          31,658          399,207
AVI, Ltd. (South Africa)                102,571         419,126              --              --              --               --
Bowne & Co.                              22,700         369,102          29,500         479,670              --               --
Brink's Co. (The)                        39,023       1,542,189          50,794       2,007,379           5,900          233,168
Catalina Marketing Corp.
(SG) (SB)                                33,010         978,086          38,200       1,131,866          15,479          458,643
Collectors Universe (NON)                    --              --              --              --           2,556           52,117
Consolidated Graphics, Inc.
(NON)                                     6,500         298,350           8,200         376,380           5,081          233,218
Deluxe Corp. (SG)                         1,551          57,899           2,840         106,017              --               --
eBay, Inc. (NON)                          7,276         846,053          12,919       1,502,221              --               --
HUB Group, Inc. Class A
(NON)                                    11,700         610,974          15,600         814,632           4,136          215,982
Integrated Electrical
Service, Inc. (NON) (SG)
(SB)                                     36,100         174,724          45,000         217,800              --               --
iPayment, Inc. (NON)                      7,600         376,352           9,900         490,248              --               --
John H. Harland Co.                      37,900       1,368,190          42,200       1,523,420          23,386          844,235
PDI, Inc. (NON)                          21,200         472,336          22,611         503,773          22,959          511,527
Robert Half International,
Inc.                                      6,637         195,327          11,687         343,948              --               --
SECOM Co., Ltd. (Japan)                   3,000         120,059           4,000         160,078           1,000           40,020
SGS Societe Generale
Surveillance Holding SA
(Switzerland)                               467         327,204              --              --              --               --
Tech Data Corp. (NON)                     1,612          73,185           2,794         126,848              --               --
TeleTech Holdings, Inc.
(NON)                                   114,200       1,106,598         140,300       1,359,507          51,673          500,711
Ventiv Health, Inc. (NON)                64,600       1,312,672          77,000       1,564,640          18,800          382,016
Washington Group
International, Inc. (NON)                 2,906         119,873              --              --           1,401           57,791
West Corp. (NON)                             --              --              --              --           6,162          204,024
Yahoo!, Inc. (NON)                       21,244         800,474          37,389       1,408,818              --               --
                                                ---------------                 ---------------                 ----------------
                                                     12,255,286                      14,958,952                        4,334,451

Communication Services                                      4.2%                            2.6%                             1.3%
--------------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. (NON)                        848          27,136              --              --             429           13,728
Advanced Info Service Public
Co., Ltd. (Thailand)                    101,400         279,850              --              --              --               --
America Movil SA de CV ADR
Ser. L (Mexico)                          32,630       1,708,181              --              --              --               --
AT&T Corp.                              104,870       1,998,822         117,100       2,231,926          55,900        1,065,454
BellSouth Corp.                          96,830       2,690,906         108,064       3,003,099          49,700        1,381,163
Birch Telecom, Inc. (NON)(F)                664               7              --              --             585                6
Boston Communications Group
(NON)                                    28,200         260,568          36,600         338,184              --               --
Brasil Telecom Paricipacoes
SA ADR (Brazil)                          20,100         766,815              --              --              --               --
Brightpoint, Inc. (NON)                  14,900         291,146          19,100         373,214          11,907          232,663
BT Group PLC (United
Kingdom)                                 59,343         231,259          87,936         342,686          12,876           50,178
CenturyTel, Inc.                          4,162         147,626           7,314         259,428              --               --
China Mobile, Ltd. (Hong
Kong)                                   440,000       1,491,650              --              --              --               --
China Netcom Group Corp.
Hong Kong, Ltd. (Hong Kong)
(NON)                                   820,500       1,113,691              --              --              --               --
China Telecom Corp., Ltd.
(China)                               3,450,000       1,265,021              --              --              --               --
China Telecom Corp., Ltd.
ADR (China)                               6,438         236,918           9,357         344,338           1,438           52,918
Chunghwa Telecom Co., Ltd.
(Taiwan)                                160,000         316,056              --              --              --               --
Comcast Corp. Class A
(Special) (NON)                          11,547         379,203          20,398         669,870              --               --
Commonwealth Telephone
Enterprises, Inc. (NON)                  24,700       1,226,602          31,900       1,584,154           4,291          213,091
Covad Communications Group,
Inc. (NON) (SG) (SC)                      7,625          16,394              --              --           5,190           11,159
Deutsche Telekom AG
(Germany) (NON)                          10,900         246,508          11,600         262,339           3,100           70,108
Deutsche Telekom AG ADR
(Germany) (NON) (SG) (SB)
(SC)                                     59,700       1,353,996          78,900       1,789,452          16,500          374,220
Earthlink, Inc. (NON)                   141,102       1,625,495         188,962       2,176,842          24,315          280,109
Echostar Communications
Corp. Class A                             5,590         185,812          10,263         341,142              --               --
France Telecom SA (France)               18,050         597,594          29,665         982,139           4,364          144,482
Globix Corp. (NON)                        9,289          33,440              --              --           4,816           17,338
Hellenic Telecommunication
Organization (OTE) SA
(Greece)                                 10,450         187,758              --              --              --               --
iPCS Escrow, Inc. (NON)(F)              300,000             300              --              --         155,000              155
KDDI Corp. (Japan)                           92         495,695             121         651,947              26          140,088
Koninklijke (Royal) KPN NV
(Netherlands)                           184,255       1,750,443         178,420       1,695,009          39,099          371,445
KT Corp. ADR (South Korea)
(SG)                                     18,320         399,559           8,000         174,480           1,700           37,077
Leucadia National Corp.                     173          12,020              --              --              83            5,767
Maroc Telecom 144A (Morocco)
(NON)(F)                                 26,983         308,417              --              --              --               --
mmO2 PLC (United Kingdom)
(NON)                                   176,311         415,465              --              --              --               --
MTN Group, Ltd. (South
Africa)                                 202,556       1,565,403              --              --              --               --
Nextel Communications, Inc.
Class A (NON)                            13,410         402,300          24,013         720,390              --               --
NII Holdings, Inc. (NON)                  7,900         374,855          10,400         493,480              --               --
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)                         301       1,351,489             367       1,647,828              87          390,630
North Pittsburgh Systems,
Inc.                                         --              --              --              --           3,673           90,833
Novatel Wireless, Inc. (NON)
(SG)                                     32,800         635,664          35,100         680,238          21,100          408,918
NTT DoCoMo, Inc. (Japan)                    549       1,012,796             668       1,232,328             129          237,980
NTT DoCoMo, Inc. ADR (Japan)              2,118          39,437              --              --              --               --
Orascom Telecom Holding SAE
144A (Egypt) (NON)                       22,800         481,536              --              --              --               --
Pac-West Telecomm, Inc.
(NON)                                        --              --              --              --          21,890           28,895
Portugal Telecom SGPS SA
(Portugal)                               40,322         498,695          53,354         659,872          11,386          140,820
PT Telekomunikasi
(Indonesia)                           1,764,500         918,416              --              --              --               --
SBC Communications, Inc.                 29,393         757,458          52,519       1,353,415              --               --
Shenandoah Telecom Co.                    6,500         194,675           8,300         248,585              --               --
Sprint Corp. (FON Group)                 61,300       1,523,305          71,520       1,777,272          25,100          623,735
Swisscom AG (Switzerland)                   572         225,419              15           5,911               2              788
TDC A/S (Denmark)                        11,250         476,495          14,850         628,973           3,150          133,418
Tele Norte Leste
Participacoes SA ADR
(Brazil)                                 88,088       1,486,045              --              --              --               --
Telecom Italia Mobile SpA
(Italy)                                 129,596         968,737         165,750       1,238,990          38,500          287,789
Telecom Italia RNC (Italy)              225,095         731,165              --              --              --               --
Telecom Italia SpA (Italy)              352,162       1,440,656         679,949       2,781,597         149,843          612,991
Telefonica SA (Spain)                    68,959       1,298,989          65,745       1,238,447          12,147          228,815
Telefonica SA ADR (Spain)                 2,506         141,589              --              --              --               --
Telefonos de Mexico SA de CV
(Telmex) ADR Ser. L (Mexico)             39,166       1,500,841              --              --              --               --
Telekom Austria AG (Austria)             14,301         271,139              --              --              --               --
Telekom Malaysia Berhad
(Malaysia)                              146,200         446,295              --              --              --               --
Telemar Norte Leste SA
(Preference) (Brazil)                    18,487         470,357              --              --              --               --
Telenor ASA (Norway)                     55,000         499,793          72,800         661,545          15,600          141,760
TeliaSonera AB (Sweden)                  61,200         366,737          67,200         402,692          17,200          103,070
US UnWired, Inc. (NON)                       --              --              --              --           8,032           38,554
Verizon Communications, Inc.            166,434       6,742,241         209,048       8,468,534          52,400        2,122,724
Vimpel-Communications ADR
(Russia) (NON)                            8,900         321,646              --              --              --               --
Vodafone Group PLC (United
Kingdom)                              2,144,347       5,814,560       2,444,137       6,627,464         532,336        1,443,470
Vodafone Group PLC ADR
(United Kingdom)                          5,100         139,638              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                     55,158,724                      48,087,810                       11,496,339

Conglomerates                                               1.5%                            1.4%                             0.3%
--------------------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                             11,609         414,093          16,087         573,823              --               --
Berkshire Hathaway, Inc.
Class B (NON)                                39         114,504              68         199,648              --               --
China Merchants Holdings
International Co., Ltd.
(Hong Kong)                             186,000         350,578              --              --              --               --
Danaher Corp.                            15,804         907,308          27,785       1,595,137              --               --
General Electric Co. (SEG)              281,077      10,259,311         387,360      14,138,640          39,900        1,456,350
Harman International
Industries, Inc.                          1,680         213,360           2,959         375,793              --               --
Harsco Corp.                              1,272          70,901           2,301         128,258              --               --
Hutchison Whampoa, Ltd.
(Hong Kong)                              20,000         187,196          45,000         421,191           7,000           65,519
Itochu Corp. (Japan)                    165,000         763,397         210,000         971,596          46,000          212,826
Lagardere SCA (France)                    7,076         510,662           9,524         687,330           2,921          210,803
Marubeni Corp. (Japan)                  269,000         745,691         364,000       1,009,039          79,000          218,995
Mitsubishi Corp. (Japan)                 66,500         859,405          85,000       1,098,487          19,000          245,544
Samsung Corp. (South Korea)              20,990         260,575              --              --              --               --
Sumitomo Corp. (Japan)                   51,000         440,059          76,000         655,774          23,000          198,458
Swire Pacific, Ltd. (Hong
Kong)                                   140,000       1,170,779         173,000       1,446,749          38,500          321,964
TUI AG (Germany) (SG) (SB)
(SC)                                     10,700         253,764          14,300         339,143           3,000           71,149
Tyco International, Ltd.
(Bermuda)                                49,300       1,761,982          88,360       3,157,986              --               --
Vivendi Universal SA
(France) (NON)                            8,445         269,609              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                     19,553,174                      26,798,594                        3,001,608

Consumer                                                     --%                            0.1%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                        20,489         660,770          36,796       1,186,671              --               --

Consumer Cyclicals                                          0.9%                            0.8%                            0.5%
--------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                  63,556       2,739,899          71,393       3,077,752          35,129        1,514,411
Black & Decker Manufacturing
Co.                                      24,310       2,147,302          28,560       2,522,705           9,100          803,803
Cendant Corp.                            56,257       1,315,289         102,069       2,386,373              --               --
Federated Department Stores,
Inc.                                      4,176         241,331           7,295         421,578              --               --
GTECH Holdings Corp.                      3,312          85,946           5,971         154,947              --               --
Hooker Furniture Corp.                       --              --              --              --           6,390          145,053
Lear Corp.                                7,508         458,063          13,550         826,686              --               --
LVMH Moet Hennessy Louis
Vuitton SA (France)                       5,292         405,289           9,726         744,868           1,940          148,575
Nordstrom, Inc.                          44,920       2,099,112          53,690       2,508,934          14,300          668,239
Pioneer Corp. (Japan)                    20,900         408,004          31,100         607,125           6,200          121,035
Sony Corp. (Japan)                       27,700       1,070,688          36,600       1,414,700           7,500          289,898
Swatch Group AG (The)
(Switzerland)                             9,217         274,045              --              --              --               --
Swatch Group AG (The) Class
B (Switzerland)                           1,817         266,764           5,458         801,320           1,164          170,893
Tenneco Automotive, Inc.
(NON)                                    10,400         179,296          13,300         229,292          13,620          234,809
                                                ---------------                 ---------------                 ----------------
                                                     11,691,028                      15,696,280                        4,096,716

Consumer Finance                                            1.1%                            0.9%                             0.5%
--------------------------------------------------------------------------------------------------------------------------------
Accredited Home Lenders
Holding Co. (NON) (SG)                   13,600         675,648          14,400         715,392           9,741          483,933
Acom Co., Ltd. (Japan)                    9,110         682,027          12,220         914,860           2,510          187,913
Aeon Thana Sinsap Thailand
PCL (Thailand)                           14,900          14,988              --              --              --               --
Aiful Corp. (Japan)                       7,550         830,537           6,650         731,532           1,500          165,007
Asta Funding, Inc.                           --              --              --              --           1,005           26,974
Cash America International,
Inc. (SG)                                16,400         487,572          21,100         627,303              --               --
CompuCredit Corp. (NON)                  16,500         451,110          20,900         571,406           8,666          236,928
Countrywide Financial Corp.              54,776       2,027,260          82,646       3,058,728           9,500          351,595
Credit Saison Co., Ltd.
(Japan)                                   6,000         218,448              --              --              --               --
MBNA Corp.                              143,260       4,038,499         160,007       4,510,597          72,800        2,052,232
Metris Cos., Inc. (NON)                  57,500         733,125          61,300         781,575          36,700          467,925
Nelnet, Inc. Class A (NON)               21,800         587,074          28,300         762,119              --               --
Portfolio Recovery
Associates, Inc. (NON)                   12,300         507,006          16,500         680,130              --               --
Providian Financial Corp.
(NON)                                    62,805       1,034,398         111,847       1,842,120              --               --
Theta Group, Ltd. (Kenya)               234,073         761,017              --              --              --               --
World Acceptance Corp. (NON)             38,000       1,045,380          48,600       1,336,986           9,002          247,645
                                                ---------------                 ---------------                 ----------------
                                                     14,094,089                      16,532,748                        4,220,152

Consumer Staples                                            7.2%                            6.1%                             3.2%
--------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc. (NON)                     30,080         720,416          61,675       1,477,116           6,200          148,490
Adolph Coors Co. Class B                 10,975         830,478          14,666       1,109,776              --               --
Ajinomoto Co., Inc. (Japan)               9,000         107,174              --              --              --               --
Alberto-Culver Co.                        8,834         429,067          16,115         782,706              --               --
Alliance Data Systems Corp.
(NON)                                     4,726         224,390           8,400         398,832              --               --
Altadis SA (Spain)                       25,178       1,153,194          31,457       1,440,783           7,099          325,146
Altria Group, Inc.                       97,121       5,934,093         133,204       8,138,764          25,900        1,582,490
American Greetings Corp.
Class A                                  22,800         577,980          29,200         740,220           8,215          208,250
Amorepacific Corp. (South
Korea)                                    1,720         431,205              --              --              --               --
Apollo Group, Inc. Class A
(NON)                                     9,187         741,483          16,253       1,311,780              --               --
Archer Daniels Midland Co.               76,518       1,707,117          90,541       2,019,970          29,200          651,452
Arden Group, Inc.                            --              --              --              --             421           42,300
BAT Industries PLC (United
Kingdom)                                 69,601       1,199,177          87,334       1,504,704          20,573          354,459
Blyth Industries, Inc.                       --              --              --              --           6,755          199,678
Boots Group PLC (United
Kingdom)                                 55,886         703,249          68,414         860,897          17,595          221,409
Boston Beer Co., Inc. Class
A (NON)                                  23,700         504,099          26,900         572,163          11,100          236,097
Cal-Maine Foods, Inc. (SG)
(SB) (SC)                                68,500         828,165          73,000         882,570          43,800          529,542
Career Education Corp. (NON)
(SG) (SB)                                 6,052         242,080          10,811         432,440              --               --
Carrefour Supermarche SA
(France)                                  3,979         189,491           8,670         412,890           1,332           63,434
Casino Guichard Perrachon SA
(France)                                  3,649         291,610           5,284         422,271           1,117           89,265
CBRL Group, Inc.                          3,600         150,660           4,500         188,325              --               --
CEC Entertainment, Inc.
(NON)                                    34,850       1,392,955          40,850       1,632,775          17,600          703,472
Chiquita Brands
International, Inc.                      21,100         465,466          31,100         686,066          15,260          336,636
CKE Restaurants, Inc. (NON)              62,800         911,228          67,200         975,072          56,770          823,733
Clorox Co.                               41,500       2,445,595          44,400       2,616,492          26,600        1,567,538
Coca-Cola Enterprises, Inc.              18,476         385,225          32,559         678,855              --               --
Coca-Cola West Japan Co.,
Ltd. (Japan)                             19,900         510,854          30,100         772,699           4,800          123,221
Coles Myer, Ltd. (Australia)             97,796         755,697         124,515         962,163          27,146          209,765
Colruyt SA (Belgium)                      1,478         240,246              --              --              --               --
Companhia de Bebidas das
Americas (AmBev) ADR
(Brazil) (SG)                            50,041       1,417,662              --              --              --               --
Costco Wholesale Corp.                   28,628       1,385,881          35,077       1,698,078           9,700          469,577
Darden Restaurants, Inc.                 70,320       1,950,677          68,710       1,906,015          41,200        1,142,888
Darling International, Inc.
(NON)                                        --              --              --              --          11,172           48,710
Dean Foods Co. (NON)                     13,430         442,519          24,297         800,586              --               --
Delhaize Group (Belgium)                  2,934         223,106           4,137         314,584             872           66,308
Deutsche Post AG (Germany)               16,977         389,018          27,600         632,438           4,000           91,658
Diageo PLC (United Kingdom)              68,694         979,808          87,469       1,247,603          18,615          265,513
Energizer Holdings, Inc.
(NON)                                    41,518       2,063,029          48,970       2,433,319          16,200          804,978
Estee Lauder Cos., Inc.
(The) Class A                            18,279         836,630          32,651       1,494,436              --               --
Flowers Foods, Inc.                      18,200         574,756          23,000         726,340              --               --
Fuji Photo Film Cos., Ltd.
(Japan)                                  21,000         766,618          26,800         978,350           5,100          186,179
Fyffes PLC (Ireland)                     61,461         161,216          69,389         182,012          10,432           27,364
Getty Images, Inc. (NON)
(SG) (SB)                                26,280       1,809,378          30,970       2,132,285           9,200          633,420
Gillette Co. (The)                       10,806         483,893          18,937         847,999              --               --
Great Atlantic & Pacific Tea
Co. (NON)                                20,959         214,830          26,000         266,500              --               --
Hasbro, Inc.                                 --              --              --              --          12,216          236,746
Ihop Corp.                               14,900         624,161          15,900         666,051           9,600          402,144
Ikon Office Solutions, Inc.              32,100         371,076          40,700         470,492              --               --
Interbrew SA (Belgium)                   20,406         791,523          17,174         666,157           4,400          170,670
Interstate Bakeries Corp.
(SG) (SB)                                13,500          86,400          16,800         107,520              --               --
IOI Corp. Berhad (Malaysia)             140,000         350,000              --              --              --               --
Jack in the Box, Inc. (NON)              35,200       1,297,824          39,700       1,463,739          15,600          575,172
Japan Tobacco, Inc. (Japan)                 133       1,518,887             103       1,176,281              22          251,245
KAO Corp. (Japan)                        47,000       1,201,952          32,000         818,350           8,000          204,588
Katokichi Co., Ltd. (Japan)               2,900          58,028              --              --              --               --
Kellogg Co.                              57,800       2,581,348          61,500       2,746,590          36,900        1,647,954
Kikkoman Corp. (Japan)                   27,000         257,482          39,000         371,918           6,000           57,218
Kimberly-Clark Corp.                     40,761       2,682,481          44,270       2,913,409          24,400        1,605,764
Knology, Inc. (NON)                         149             583              --              --              66              258
Koninklijke Ahold NV
(Netherlands) (NON)                      20,209         156,557          20,914         162,018           4,462           34,567
Kroger Co. (NON)                         17,755         311,423          31,747         556,842              --               --
KT&G Corp. (South Korea)                  3,590         107,343              --              --              --               --
KT&G Corp. 144A GDR (South
Korea) (SG)                               9,893         145,427              --              --              --               --
Labor Ready, Inc. (NON)                  49,200         832,464          63,900       1,081,188              --               --
Lance, Inc.                              21,200         403,436          26,800         510,004              --               --
Landry's Restaurants, Inc.               20,500         595,730          21,700         630,602          13,000          377,780
Lianhua Supermarket Holdings
Co., Ltd. (China)                       219,000         267,671              --              --              --               --
Lianhua Supermarket Holdings
Co., Ltd. 144A (China)                   46,083          56,325              --              --              --               --
Liberty Media Corp. Class A
(NON)                                    36,306         398,640          66,406         729,138              --               --
Lone Star Steakhouse &
Saloon, Inc.                             11,500         322,000          14,600         408,800              --               --
McDonald's Corp.                         26,160         838,690          46,054       1,476,491              --               --
Nash Finch Co.                           35,000       1,321,600          42,500       1,604,800          13,273          501,188
Nature's Sunshine Products,
Inc.                                         --              --              --              --           8,945          182,120
Nestle SA (Switzerland)                  13,029       3,409,683          14,189       3,713,254           3,343          874,861
Netflix, Inc. (NON) (SG)
(SB) (SC)                                41,600         512,928          44,500         548,685          26,800          330,444
Nutreco Holding NV
(Netherlands)                            17,756         488,194          24,981         686,842           4,751          130,627
Papa John's International,
Inc. (NON)                                8,900         306,516          11,300         389,172              --               --
Pepsi Bottling Group, Inc.
(The)                                    33,375         902,460          61,120       1,652,685              --               --
PepsiAmericas, Inc.                      61,150       1,298,826          66,130       1,404,601          36,600          777,384
PepsiCo, Inc.                            13,342         696,452          23,785       1,241,577              --               --
Pernod-Ricard SA (France)                 2,681         410,650              --              --              --               --
Pilgrims Pride Corp.                      7,066         216,785          11,961         366,963              --               --
Procter & Gamble Co. (The)               74,244       4,089,360         118,159       6,508,198              --               --
PSF Group Holdings, Inc.
144A Class A (NON)(F)                       162         242,850              --              --              42           62,790
PT Hanjaya Mandala Sampoerna
Tbk (Indonesia)                         599,000         429,703              --              --              --               --
Rayovac Corp. (NON)                      24,700         754,832          32,100         980,976              --               --
Reckitt Benckiser PLC
(United Kingdom)                         56,178       1,697,479          49,056       1,482,280          12,740          384,953
Reynolds American, Inc.                  10,744         844,478          19,265       1,514,229              --               --
Rite Aid Corp. (NON)                     25,154          92,064          44,319         162,208              --               --
Royal Caribbean Cruises,
Ltd. (Liberia)                            4,964         270,240           8,647         470,743              --               --
SABMiller PLC (United
Kingdom)                                 62,479       1,036,290          79,995       1,326,814          18,826          312,252
Sanderson Farms, Inc.                     9,500         411,160          10,113         437,691          10,269          444,442
Sara Lee Corp.                           12,104         292,191          21,220         512,251              --               --
Scotts Co. (The) Class A
(NON)                                       898          66,021           1,616         118,808              --               --
Seaboard Corp.                               --              --              --              --              88           87,824
Smart & Final, Inc. (NON)                18,800         270,532          24,400         351,116           9,193          132,287
Smithfield Foods, Inc. (NON)              3,285          97,203           5,744         169,965              --               --
Sonic Corp. (NON)                        26,800         817,400          28,600         872,300          17,100          521,550
Starbucks Corp. (NON)                     2,217         138,252           3,945         246,010              --               --
Supervalu, Inc.                          83,340       2,876,897          95,490       3,296,315          35,600        1,228,912
Swedish Match AB (Sweden)                22,000         255,055          23,000         266,649           6,000           69,561
Tate & Lyle PLC (United
Kingdom)                                 64,943         589,383          91,815         833,256          19,362          175,718
Tesco PLC (United Kingdom)              227,293       1,403,906         297,877       1,839,877          70,513          435,533
Time Warner, Inc. (NON)                 320,355       6,227,701         386,923       7,521,783         107,700        2,093,688
Toyo Suisan Kaisha, Ltd.
(Japan)                                  26,000         383,211          34,000         501,123           5,000           73,694
Tyson Foods, Inc. Class A                26,598         489,403          46,760         860,384              --               --
Unilever Indonesia Tbk PT
(Indonesia)                             544,000         193,657              --              --              --               --
Unilever NV (Netherlands)                 4,577         306,862           8,982         602,193           2,231          149,576
Unilever PLC (United
Kingdom)                                 21,108         207,265          30,440         298,898           9,326           91,574
UST, Inc.                                14,200         683,162          15,200         731,272           9,200          442,612
VFB, LLC (RES)                               --              --              --              --         254,213           52,114
Wal-Mart de Mexico SA de CV
Ser. V (Mexico)                         297,955       1,023,928              --              --              --               --
Weiss Markets, Inc.                       5,042         194,470           6,200         239,134              --               --
Whitbread PLC (United
Kingdom)                                 30,639         497,892          30,111         489,312           8,655          140,646
Whole Foods Market, Inc.                    939          89,534           1,854         176,779              --               --
Wimm-Bill-Dann Foods ADR
(Russia) (NON)                           11,100         158,841              --              --              --               --
Woolworths, Ltd. (Australia)             82,452         969,911          92,870       1,092,461          20,246          238,161
Yum! Brands, Inc.                        48,510       2,288,702          69,460       3,277,123          10,900          514,262
                                                ---------------                 ---------------                 ----------------
                                                     93,982,795                     112,425,191                       28,165,851

Distributors                                                 --%                             --%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Hughes Supply, Inc.                       4,012         129,788           6,884         222,697              --               --

Energy                                                      6.4%                            4.5%                             2.3%
--------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                        7,514         619,003          13,441       1,107,270              --               --
Anadarko Petroleum Corp.                  2,836         183,801           5,113         331,374              --               --
Apache Corp.                             16,681         843,558          29,766       1,505,267              --               --
BG Group PLC (United
Kingdom)                                 60,367         410,238          78,074         530,570          11,387           77,383
BJ Services Co.                           9,548         444,364          16,982         790,342              --               --
BP PLC (United Kingdom)                 599,537       5,846,730         647,707       6,316,488         139,703        1,362,394
Burlington Resources, Inc.               23,474       1,021,119          41,371       1,799,639              --               --
Cabot Oil & Gas Corp. Class
A                                        14,900         659,325          18,800         831,900           6,314          279,395
CAL Dive International, Inc.
(NON)                                    37,200       1,515,900          43,500       1,772,625          19,652          800,819
Canadian Natural Resources,
Ltd. (Canada)                            11,254         481,334          20,069         858,351              --               --
Canadian Natural Resources,
Ltd. (Toronto Exchange)
(Canada)                                 12,030         514,682              --              --              --               --
Chesapeake Energy Corp.                  20,000         330,000          26,100         430,650              --               --
ChevronTexaco Corp.                     112,682       5,916,932         129,984       6,825,460          48,300        2,536,233
CNOOC, Ltd. (Hong Kong)               1,852,000         994,789         792,000         425,417         134,000           71,977
Comstock Resources, Inc.
(NON)                                    12,600         277,830          15,900         350,595              --               --
ConocoPhillips                           16,223       1,408,643          29,165       2,532,397              --               --
ENI SpA (Italy)                         110,550       2,767,577         141,111       3,532,661          31,687          793,272
ExxonMobil Corp. (SEG)                  305,030      15,635,838         380,414      19,500,022          99,800        5,115,748
Frontier Oil Corp.                       40,200       1,071,732          46,400       1,237,024          21,530          573,990
Giant Industries, Inc. (NON)             41,000       1,086,910          47,100       1,248,621          21,124          559,997
GlobalSantaFe Corp. (Cayman
Islands)                                  3,217         106,515           5,753         190,482              --               --
Holly Corp.                              42,100       1,173,327          49,200       1,371,204          14,700          409,689
Houston Exploration Co.
(NON)                                    11,300         636,303          14,700         827,757              --               --
Lukoil (Russia)                          14,424         437,768              --              --              --               --
Lukoil ADR (Russia)                      17,916       2,203,668              --              --              --               --
Marathon Oil Corp.                       54,430       2,047,112          63,860       2,401,775          20,200          759,722
Meridian Resource Corp.
(NON)                                    29,400         177,870          37,000         223,850          16,222           98,143
MOL Magyar Olaj- es Gazipari
Right (Hungary)                           6,424         452,389              --              --              --               --
Newfield Exploration Co.
(NON)                                     2,788         164,631           5,067         299,206           1,826          107,825
Noble Corp. (Cayman Islands)
(NON)                                     2,170         107,936           3,926         195,279              --               --
Noble Energy, Inc.                        1,272          78,432           2,301         141,880              --               --
Norsk Hydro ASA (Norway)                  7,322         577,050          10,093         795,433           2,154          169,758
Norsk Hydro ASA ADR (Norway)              1,300         102,336              --              --              --               --
Occidental Petroleum Corp.                6,175         360,373          10,838         632,506              --               --
Oil & Natural Gas Corp.,
Ltd. (India)                             41,609         785,367              --              --              --               --
Oil States International,
Inc. (NON)                               24,600         474,534          32,900         634,641              --               --
PetroChina Co., Ltd. (Hong
Kong)                                 1,221,000         651,925              --              --              --               --
PetroKazakhstan, Inc. Class
A (Canada)                               21,600         801,360              --              --              --               --
PetroKazakhstan, Inc. Class
A (Toronto Exchange)
(Canada)                                  1,467          54,533              --              --              --               --
Petroleo Brasileiro SA ADR
(Brazil)                                 49,430       1,966,325          12,400         493,272           1,700           67,626
Petroleo Brasileiro SA
(Preference) ADR (Brazil)                63,981       2,316,752              --              --              --               --
Petroleum Development Corp.
(NON)                                    24,000         925,680          27,700       1,068,389           9,900          381,843
Pogo Producing Co.                           --              --              --              --           4,581          222,133
Polski Koncern Naftowy Orlen
SA (Poland)                              28,303         357,464              --              --              --               --
PTT PCL (Thailand)                      164,200         732,695              --              --              --               --
Remington Oil & Gas Corp.
(NON)                                    14,300         389,675          18,700         509,575           4,473          121,889
Repsol YPF, SA (Spain)                   25,202         656,269          33,910         883,028           6,982          181,814
Royal Dutch Petroleum Co.
(Netherlands)                             8,926         513,762              --              --              --               --
Saipem SpA (Italy)                       40,250         484,128              --              --              --               --
Sasol, Ltd. (South Africa)               63,769       1,370,840              --              --              --               --
Shell Transport & Trading
Co. PLC (United Kingdom)                670,892       5,718,327         793,830       6,766,185         181,258        1,544,947
Southwestern Energy Co.
(NON)                                     7,400         375,106           9,600         486,624              --               --
Statoil ASA (Norway)                     42,615         668,885          54,400         853,862          11,600          182,074
Stone Energy Corp. (NON)                  3,600         162,324           4,700         211,923              --               --
Sunoco, Inc.                             23,392       1,911,360          29,663       2,423,764           7,200          588,312
Superior Energy Services
(NON)                                    28,100         433,021          36,500         562,465              --               --
Surgutneftegaz (Russia)                 708,262         531,197              --              --              --               --
Tesoro Petroleum Corp. (NON)             65,300       2,080,458          73,500       2,341,710          37,056        1,180,604
Texas Pacific Land Trust                     --              --              --              --           1,781          240,524
Total SA (France)                        19,062       4,163,281          22,619       4,940,156           5,115        1,117,154
Total SA 144A (France)                    1,068         233,259              --              --              --               --
Total SA Class B ADR
(France)                                  5,400         593,136           8,300         911,672           1,800          197,712
Valero Energy Corp.                       7,630         346,402          13,421         609,313              --               --
Veritas DGC, Inc. (NON)                  25,600         573,696          32,400         726,084           7,850          175,919
Vintage Petroleum, Inc.                  10,600         240,514          13,700         310,853           6,572          149,119
Vostok Nafta Investment,
Ltd. (Sweden) (NON)                      78,860       1,401,069              --              --              --               --
Yanzhou Coal Mining Co.,
Ltd. (Hong Kong)                        468,000         668,348              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                     83,237,707                      83,739,561                       20,068,015

Entertainment                                               0.2%                            0.2%                             0.2%
--------------------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. (NON)                    42,100         834,843          44,900         890,367          26,900          533,427
Pixar, Inc. (NON)                        23,300       1,994,713          25,000       2,140,250          14,900        1,275,589
Regal Entertainment Group
Class A                                   6,066         125,870          10,683         221,672              --               --
ReignCom, Ltd. (South Korea)             12,324         334,561              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                      3,289,987                       3,252,289                        1,809,016

Financial                                                   4.0%                            3.7%                             1.5%
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO Creditor Trust
(RES)(NON)(R)(F)                        501,000             501              --              --         240,000              240
Archipelago Holdings, Inc.
(NON)                                    15,700         329,386          20,500         430,090              --               --
Bank of America Corp. (SEG)             240,380      11,295,456         300,203      14,106,539          84,300        3,961,257
Bradespar SA 144A
(Preference) (Brazil)                    10,850         357,580              --              --              --               --
Capital One Financial Corp.              26,746       2,252,281          47,597       4,008,143              --               --
CharterMac                               18,400         449,696          19,663         480,564          11,800          288,392
Citigroup, Inc. (SEG)                   285,829      13,771,241         364,381      17,555,877          89,700        4,321,746
Contifinancial Corp.
Liquidating Trust Units               1,878,703          37,574              --              --         500,683           10,014
Developers Diversified
Realty Corp. (R)                          2,605         115,584           4,748         210,669              --               --
Dexia (Belgium)                          13,547         311,711          19,786         455,267           2,886           66,406
Encore Capital Group, Inc.
(NON)                                     8,500         202,130          11,100         263,958              --               --
Equity One, Inc. (R)                     15,000         355,950          18,900         448,497              --               --
Fannie Mae                               22,746       1,619,743          40,813       2,906,294              --               --
Freddie Mac                              26,527       1,955,040          46,656       3,438,547              --               --
Goldman Sachs Group, Inc.
(The)                                     2,353         244,806           4,100         426,564              --               --
Hartford Financial Services
Group, Inc. (The)                         3,700         256,447           6,556         454,396              --               --
Hospitality Properties Trust
(R)                                      26,050       1,198,300          28,800       1,324,800          14,100          648,600
HRPT Properties Trust (R)                51,900         665,877          55,600         713,348          33,200          425,956
iStar Financial, Inc. (R)                 2,952         133,608           5,259         238,022              --               --
JPMorgan Chase & Co.                     96,937       3,781,512         127,098       4,958,093          27,100        1,057,171
Lehman Brothers Holdings,
Inc.                                     16,871       1,475,875          29,948       2,619,851              --               --
Man Group PLC (United
Kingdom)                                 24,972         705,658          32,467         917,452           5,060          142,985
Merrill Lynch & Co., Inc.                14,634         874,674          26,003       1,554,199              --               --
MetLife, Inc.                             5,162         209,113           9,130         369,856              --               --
Mitsubishi Tokyo Finance
Group, Inc. (Japan)                         188       1,908,443             220       2,233,285              51          517,716
Moody's Corp.                            28,200       2,449,170          30,100       2,614,185          18,100        1,571,985
New Century Financial Corp.
(R)                                      14,920         953,537          19,067       1,218,572              --               --
Orix Corp. (Japan)                        9,300       1,263,602           9,300       1,263,602           2,000          271,742
Perpetual Trustees
Australia, Ltd. (Australia)               7,860         387,457              --              --              --               --
Protective Life Corp.                     1,340          57,205           2,383         101,730           3,927          167,644
Shinhan Financial Group Co.,
Ltd. (South Korea)                       31,250         706,453              --              --              --               --
SLM Corp.                                 7,283         388,839          12,783         682,484              --               --
Student Loan Corp.                        2,160         397,440           2,770         509,680              --               --
Vornado Realty Trust (R)                  1,496         113,890           2,648         201,592              --               --
Wachovia Corp.                           20,509       1,078,773          36,047       1,896,072              --               --
Western Sierra Bancorp.
(NON)                                     5,000         191,775           6,500         249,308              --               --
WFS Financial, Inc. (NON)                 5,300         269,134           6,600         335,148              --               --
                                                ---------------                 ---------------                 ----------------
                                                     52,765,461                      69,186,684                       13,451,854

Gaming & Lottery                                            0.2%                            0.2%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc.
(NON)                                    25,990         523,439          46,885         944,264              --               --
Greek Organization of
Football Prognostics SA
(Greece)                                 16,682         461,612          19,420         537,376           2,430           67,241
Greek Organization of
Football Prognostics SA 144A
(Greece)                                  8,686         240,353              --              --              --               --
Harrah's Entertainment, Inc.             22,923       1,533,319          41,023       2,744,028              --               --
William Hill PLC (United
Kingdom)                                 19,416         210,219              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                      2,968,942                       4,225,668                           67,241

Health Care                                                 8.8%                            7.6%                             3.8%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                      27,830       1,298,270          36,475       1,701,559              --               --
Alliance Imaging, Inc. (NON)                 --              --              --              --          17,278          194,378
Alpharma, Inc. Class A                   52,400         888,180          60,200       1,020,390          33,606          569,622
Altana AG (Germany)                       1,600         101,204              --              --              --               --
Amedisys, Inc. (NON) (SG)                18,800         608,932          20,200         654,278          12,100          391,919
America Service Group, Inc.
(NON)                                        --              --              --              --           1,917           51,318
American Dental Partners,
Inc. (NON)                                   --              --              --              --           4,016           76,143
American Medical Systems
Holdings, Inc. (NON)                     18,300         765,123          23,800         995,078              --               --
AMERIGROUP Corp. (NON)                      871          65,900           1,552         117,424              --               --
AmerisourceBergen Corp.                   3,625         212,715           6,319         370,799              --               --
Amgen, Inc. (NON)                        24,514       1,572,573          42,959       2,755,820              --               --
Amylin Pharmaceuticals, Inc.
(NON) (SB)                               11,200         261,632          14,600         341,056              --               --
Applera Corp.- Celera
Genomics Group (NON)                     85,600       1,177,000          90,900       1,249,875          54,500          749,375
Apria Healthcare Group, Inc.
(NON)                                     8,350         275,133          10,700         352,565              --               --
Arqule, Inc. (NON)                           --              --              --              --          23,530          136,239
Arrow International, Inc.                    --              --              --              --           5,888          182,469
AstraZeneca PLC (London
Exchange) (United Kingdom)               60,209       2,183,367          76,900       2,788,635          17,309          627,679
AstraZeneca PLC (Stockholm
Exchange) (United Kingdom)                6,250         227,257              --              --              --               --
Bausch & Lomb, Inc.                      19,940       1,285,332          26,516       1,709,221           5,400          348,084
Becton, Dickinson and Co.                48,830       2,773,544          54,200       3,078,560          25,900        1,471,120
Biogen Idec, Inc. (NON)                   4,754         316,664           8,218         547,401              --               --
Biosite Diagnostics, Inc.
(NON) (SG) (SB)                          12,600         775,404          16,300       1,003,102              --               --
Bristol-Myers Squibb Co.                 79,808       2,044,681          94,125       2,411,483          30,100          771,162
C.R. Bard, Inc.                           1,680         107,486           2,959         189,317              --               --
C.V. Therapeutics (NON) (SG)
(SB)                                     16,900         388,700          21,900         503,700              --               --
Cardinal Health, Inc.                     7,093         412,458          12,382         720,013              --               --
Caremark Rx, Inc. (NON)                  34,616       1,364,909          39,046       1,539,594          15,662          617,553
Celgene Corp. (NON)                      93,900       2,491,167         101,700       2,698,101          55,200        1,464,456
Centene Corp. (NON)                          --              --              --              --           1,358           38,499
Cephalon, Inc. (NON)                     22,530       1,146,326          25,200       1,282,176          14,398          732,570
Cerner Corp. (NON)                        7,900         420,043          10,300         547,651           4,200          223,314
Charles River Laboratories
International, Inc. (NON)                 4,414         203,088           8,071         371,347           2,556          117,602
CIGNA Corp.                              36,638       2,988,562          52,563       4,287,564           7,800          636,246
CNS, Inc.                                    --              --              --              --           5,477           68,736
Conmed Corp. (NON)                       11,600         329,672          14,800         420,616              --               --
Covance, Inc. (NON)                       1,469          56,924           2,621         101,564              --               --
Coventry Health Care, Inc.
(NON)                                    90,400       4,798,432         108,697       5,769,637          27,600        1,465,008
Dade Behring Holdings, Inc.
(NON)                                    27,923       1,563,688          39,537       2,214,072              --               --
DaVita, Inc. (NON)                        6,243         246,786          10,875         429,889              --               --
Dendreon Corp. (NON) (SG)
(SB)                                     20,000         215,600          25,900         279,202              --               --
Dionex Corp. (NON)                           --              --              --              --           3,380          191,545
Eisai Co., Ltd. (Japan)                   6,800         223,680          14,800         486,833           1,500           49,341
Eli Lilly Co.                            27,540       1,562,895          30,700       1,742,225          13,700          777,475
Eon Labs, Inc. (NON)                      5,761         155,547          10,926         295,002              --               --
eResearch Technology, Inc.
(NON)                                        --              --              --              --          10,732          170,102
Exelixis, Inc. (NON)                     22,800         216,600          29,600         281,200              --               --
Express Scripts, Inc. (NON)               1,612         123,221           2,794         213,573              --               --
First Horizon Pharmaceutical
Corp. (NON) (SG) (SB)                    34,600         791,994          46,200       1,057,518              --               --
Forest Laboratories, Inc.
(NON)                                     1,993          89,406           3,515         157,683              --               --
Fujirebio, Inc. (Japan) (SG)
(SB)                                      9,500         134,919          10,500         149,122           1,500           21,303
Gen-Probe, Inc. (NON)                     1,495          67,589           2,629         118,857              --               --
Genentech, Inc. (NON)                     2,027         110,350           3,744         203,823              --               --
Genesis HealthCare Corp.
(NON)                                       801          28,059              --              --             187            6,551
Gentiva Health Services,
Inc. (NON)                               19,500         326,040          24,700         412,984              --               --
Genzyme Corp. (NON)                       2,013         116,895           3,534         205,219              --               --
Gilead Sciences, Inc. (NON)               6,862         240,101          12,272         429,397              --               --
GlaxoSmithKline PLC (United
Kingdom)                                208,347       4,887,557         226,967       5,324,358          51,270        1,202,729
Haemonetics Corp. (NON)                  42,200       1,528,062          53,300       1,929,993           9,650          349,427
Humana, Inc. (NON)                       26,300         780,847          28,100         834,289          24,706          733,521
IDEXX Laboratories, Inc.
(NON)                                     1,476          80,575           2,630         143,572              --               --
Imclone Systems, Inc. (NON)               1,673          77,092           2,922         134,646              --               --
Immucor, Inc. (NON)                          --              --              --              --             582           13,683
IMS Health, Inc.                          5,338         123,895           9,487         220,193              --               --
InterMune, Inc. (NON)                    47,300         627,198          50,200         665,652          30,000          397,800
Intuitive Surgical, Inc.
(NON)                                    19,400         776,388          25,700       1,028,514              --               --
Invitrogen Corp. (NON)                      864          58,000           1,908         128,084              --               --
Isis Pharmaceuticals, Inc.
(NON)                                    31,600         186,440          41,100         242,490              --               --
Johnson & Johnson (SEG)                 198,403      12,582,718         259,674      16,468,525          59,600        3,779,832
Kendle International, Inc.
(NON)                                        --              --              --              --           6,937           61,046
King Pharmaceuticals, Inc.
(NON)                                     8,600         106,640           9,100         112,840           5,400           66,960
Kos Pharmaceuticals, Inc.
(NON)                                     8,800         331,232          11,500         432,860              --               --
Laboratory Corp. of America
Holdings (NON)                            4,740         236,147           8,218         409,421              --               --
LifeCore Biomedical, Inc.
(NON)                                        --              --              --              --          10,770          121,270
Lifeline Systems, Inc. (NON)                 --              --              --              --           4,200          108,192
Lincare Holdings, Inc. (NON)              1,605          68,453           2,877         122,704              --               --
Medco Health Solutions, Inc.
(NON)                                     4,031         167,690           7,066         293,946              --               --
Medicines Co. (NON)                      12,300         354,240          16,000         460,800              --               --
Medicis Pharmaceutical Corp.
Class A                                   2,149          75,451           3,780         132,716              --               --
Medivir AB Class B (Sweden)
(NON)                                       200           2,755             350           4,822              50              689
Medtronic, Inc.                          11,098         551,238          20,078         997,274              --               --
Merck & Co., Inc.                       115,410       3,709,277         128,113       4,117,552          60,250        1,936,435
Molecular Devices Corp.
(NON)                                    39,800         799,980          44,300         890,430          20,000          402,000
Molina Healthcare, Inc.
(NON)                                        --              --              --              --           4,154          192,663
Myogen, Inc. (NON) (SB)                  22,500         181,575          29,200         235,644              --               --
Neurocrine Biosciences, Inc.
(NON)                                     3,100         152,830           4,100         202,130              --               --
NitroMed, Inc. (NON) (SB)                 7,000         186,550           9,100         242,515              --               --
Novartis AG (Switzerland)                76,128       3,837,205          82,473       4,157,022          19,099          962,678
Novo-Nordisk A/S (Denmark)                3,050         166,670              --              --              --               --
NPS Pharmaceuticals, Inc.
(NON) (SG) (SB)                          13,000         237,640          16,900         308,932              --               --
Onyx Pharmaceuticals, Inc.
(NON)                                     9,800         317,422          13,300         430,787              --               --
Option Care, Inc. (SG) (SB)
(SC)                                     34,100         586,179          39,700         682,443          23,050          396,230
OSI Pharmaceuticals, Inc.
(NON)                                     5,748         430,238           7,562         566,016              --               --
Owens & Minor, Inc.                      46,900       1,321,173          60,200       1,695,834              --               --
PacifiCare Health Systems,
Inc. (NON)                               19,523       1,103,440          24,809       1,402,205              --               --
Parexel International Corp.
(NON)                                    23,100         468,930          30,000         609,000           9,493          192,708
Pediatrix Medical Group,
Inc. (NON)                                6,600         422,730           8,400         538,020              --               --
Per-Se Technologies, Inc.
(NON)                                        --              --              --              --           7,896          124,994
Perrigo Co.                              23,400         404,118          30,400         525,008           9,675          167,087
Pfizer, Inc. (SEG)                      234,806       6,313,933         349,306       9,392,838          44,500        1,196,605
Pharmion Corp. (NON)                      3,500         147,735           4,500         189,945              --               --
PolyMedica Corp.                             --              --              --              --           5,491          204,759
Quality Systems, Inc. (NON)
(SG) (SC)                                17,877       1,069,045          20,500       1,225,900           7,059          422,128
Ranbaxy Laboratories, Ltd.
(India)                                  18,094         521,484              --              --              --               --
Regeneron Pharmaceuticals,
Inc. (NON)                               19,900         183,279          25,800         237,618              --               --
Res-Care, Inc. (NON)                     20,900         318,098          26,400         401,808              --               --
Respironics, Inc. (NON)                  12,522         680,696          17,830         969,239           4,063          220,865
Roche Holding AG
(Switzerland)                            19,154       2,205,541          18,823       2,167,427           4,303          495,481
Sankyo Co., Ltd. (Japan)                 42,900         969,385          30,700         693,709           6,200          140,098
Sanofi-Synthelabo SA
(France)                                 35,918       2,870,390          35,998       2,876,783           8,476          677,360
Savient Pharmaceuticals,
Inc. (NON)                                   --              --              --              --          50,746          137,522
Schering AG (Germany)                    12,000         896,680          15,800       1,180,628           3,400          254,059
Select Medical Corp.                      7,052         124,115          12,487         219,771           5,112           89,971
Sierra Health Services, Inc.
(NON)                                    58,190       3,206,851          68,188       3,757,841          19,700        1,085,667
St. Jude Medical, Inc. (NON)              2,544         106,670           4,602         192,962              --               --
Stewart Enterprises, Inc.
Class A (NON)                            30,000         209,700          37,600         262,824              --               --
Sun Healthcare Group, Inc.
(NON)                                       122           1,124              --              --              --               --
Sybron Dental Specialties,
Inc. (NON)                               23,300         824,354          30,300       1,072,014              --               --
Synthes, Inc. (Switzerland)
(NON)                                     3,692         414,083           5,304         594,880             809           90,735
Taisho Pharmaceutical Co.,
Ltd. (Japan)                             15,000         326,501              --              --              --               --
Takeda Chemical Industries,
Ltd. (Japan)                             58,800       2,961,523          64,800       3,263,719          14,600          735,344
Telik, Inc. (NON)                        12,200         233,508          16,300         311,982              --               --
Terumo Corp. (Japan)                     22,200         598,067          20,100         541,493           2,900           78,126
Teva Pharmaceutical
Industries, Ltd. ADR
(Israel)                                 49,200       1,469,112              --              --              --               --
Third Wave Technologies,
Inc. (NON)                                   --              --              --              --          15,213          130,832
Transkaryotic Therapies,
Inc. (Malaysia) (NON) (SG)
(SB)                                     10,300         261,517          13,400         340,226              --               --
Triad Hospitals, Inc. (NON)               1,741          64,783           3,169         117,918              --               --
Trimeris, Inc. (NON) (SG)
(SB)                                     15,100         213,967          19,700         279,149              --               --
UnitedHealth Group, Inc.                 56,807       5,000,720          70,715       6,225,041          18,230        1,604,787
US Physical Therapy, Inc.
(NON)                                        --              --              --              --           6,116           94,309
Varian Medical Systems, Inc.
(NON)                                     5,699         246,425          10,008         432,746              --               --
VCA Antech, Inc. (NON)                    2,605          51,058           4,675          91,630              --               --
Vertex Pharmaceuticals, Inc.
(NON) (SB)                               19,500         206,115          25,300         267,421              --               --
Watson Pharmaceuticals, Inc.
(NON)                                     2,217          72,740           3,880         127,303              --               --
WellChoice, Inc. (NON)                   16,600         886,440          18,800       1,003,920          15,774          842,332
WellPoint, Inc. (NON)                    26,984       3,103,160          36,463       4,193,245           7,200          828,000
Wyeth                                    13,974         595,153          25,849       1,100,909              --               --
Yamanouchi Pharmaceutical
Co., Ltd. (Japan)                        32,800       1,277,423          42,700       1,662,987           9,000          350,512
Zimmer Holdings, Inc. (NON)               3,625         290,435           6,346         508,442              --               --
                                                ---------------                 ---------------                 ----------------
                                                    114,604,433                     140,800,680                       33,039,245

Homebuilding                                                0.4%                            0.4%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Barratt Developments PLC
(United Kingdom)                         61,751         704,740          76,088         868,363          18,656          212,914
Daiwa House Industry Co.,
Ltd. (Japan)                             14,000         159,200          15,000         170,571           3,000           34,114
Lennar Corp.                              8,602         487,561          15,303         867,374              --               --
NVR, Inc. (NON)                           3,546       2,728,292           5,190       3,993,186             600          461,640
Persimmon PLC (United
Kingdom)                                 47,347         628,064          67,161         890,899          13,389          177,607
Urbi Desarrollos Urbanos SA
de CV (Mexico) (NON)                     78,560         343,281              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                      5,051,138                       6,790,393                          886,275
Household Furniture and
Appliances                                                  0.2%                            0.2%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Electrolux AB Class B
(Sweden)                                 25,100         574,431          33,500         766,671           7,100          162,489
Genlyte Group, Inc. (The)
(NON)                                     9,300         796,824          12,400       1,062,432              --               --
Whirlpool Corp.                          11,239         777,851          19,695       1,363,091              --               --
                                                ---------------                 ---------------                 ----------------
                                                      2,149,106                       3,192,194                          162,489

Insurance                                                   3.5%                            2.7%                             1.6%
--------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. (Cayman Islands)               19,714         842,774          35,271       1,507,835              --               --
Aegon NV (Netherlands)                   62,146         847,160          86,811       1,183,388          17,898          243,981
Alleghany Corp. (NON)                     2,900         827,225           3,100         884,275           1,800          513,450
Allianz AG (Germany)                      4,100         541,350           5,900         779,016           1,500          198,055
Allstate Corp.                           40,240       2,081,213          56,988       2,947,419           8,800          455,136
American Financial Group,
Inc.                                     23,040         721,382          25,640         802,788          11,800          369,458
American International
Group, Inc.                              24,658       1,619,291          43,820       2,877,659              --               --
AmerUs Group Co.                         12,916         585,095          17,000         770,100           4,979          225,549
Arch Capital Group, Ltd.
(Bermuda) (NON)                              --              --              --              --           4,552          176,162
Aviva PLC (United Kingdom)              135,629       1,635,105         175,677       2,117,912          43,878          528,981
Cathay Financial Holding
Co., Ltd. (Taiwan)                      891,000       1,830,436              --              --              --               --
Cathay Financial Holding
Co., Ltd. 144A GDR (Taiwan)               8,298         168,035              --              --              --               --
China Life Insurance Co.,
Ltd. (China) (NON)                      304,000         203,381              --              --              --               --
Chubb Corp. (The)                         2,884         221,780           5,204         400,188              --               --
Commerce Group, Inc.                      9,400         573,776          11,900         726,376           4,869          297,204
Direct General Corp.                     14,400         462,240          15,400         494,340          17,222          552,826
Everest Re Group, Ltd.
(Bermuda)                                13,546       1,213,180          23,795       2,131,080              --               --
FBL Financial Group, Inc.
Class A                                   6,200         177,010           7,900         225,545              --               --
First American Corp.                     53,690       1,886,667          59,900       2,104,886          25,800          906,612
FPIC Insurance Group, Inc.
(NON) (SG) (SB)                          14,200         502,396          15,000         530,700           9,100          321,958
Fremont General Corp.                    52,800       1,329,504          59,200       1,490,656          32,991          830,713
Hannover Rueckversicherungs
AG (Germany)                              7,342         286,982              --              --              --               --
HCC Insurance Holdings, Inc.              9,538         315,899          11,920         394,790              --               --
Infinity Property & Casualty
Corp.                                        --              --              --              --           5,477          192,790
ING Groep NV (Netherlands)               99,818       3,019,850         105,658       3,196,531          24,019          726,660
Landamerica Financial Group,
Inc.                                     23,300       1,256,569          27,200       1,466,896          10,674          575,649
Legal & General Group PLC
(Britain)                                84,767         179,000              --              --              --               --
Lincoln National Corp.                    6,372         297,445          11,176         521,696              --               --
Loews Corp.                              17,700       1,244,310          19,000       1,335,700          11,400          801,420
Loews Corp. - Carolina Group              4,291         124,224           7,669         222,018              --               --
MBIA, Inc.                                1,687         106,753           2,981         188,638              --               --
Mercury General Corp.                    13,200         790,944          13,900         832,888          12,550          751,996
Millea Holdings, Inc.
(Japan)                                      50         741,825              64         949,536              15          222,548
Odyssey Re Holdings Corp.
(SG) (SB) (SC)                           12,600         317,646          13,200         332,772           8,100          204,201
Old Mutual PLC (United
Kingdom)                                255,179         649,074              --              --              --               --
Old Republic International
Corp.                                    46,670       1,180,751          54,775       1,385,808          16,800          425,040
Progressive Corp. (The)                   7,100         602,364          12,728       1,079,844              --               --
Promina Group, Ltd.
(Australia)                              59,948         253,699          79,163         335,016          21,938           92,841
Prudential Corp. PLC (United
Kingdom)                                 19,444         169,090              --              --              --               --
QBE Insurance Group, Ltd.
(Australia)                             137,471       1,653,748          93,556       1,125,460          19,945          239,934
Radian Group, Inc.                        2,006         106,799           3,698         196,882              --               --
Riunione Adriatica di
Sicurta SpA (RAS) (Italy)                26,915         608,694              --              --              --               --
Royal & Sun Alliance
Insurance Group PLC (United
Kingdom)                                549,463         817,473         829,463       1,234,048         180,283          268,219
Safety Insurance Group, Inc.                 --              --              --              --           4,838          150,704
Samsung Fire & Marine
Insurance (South Korea)                   6,600         519,660              --              --              --               --
Sanlam, Ltd. (South Africa)             616,800       1,424,556              --              --              --               --
Selective Insurance Group                 5,800         256,592           7,600         336,224           4,986          220,581
Stancorp Financial Group                  4,976         410,520           6,930         571,725              --               --
State Auto Financial Corp.                   --              --              --              --           5,881          152,024
Stewart Information Services             33,160       1,381,114          37,492       1,561,542          17,760          739,704
Swiss Re (Switzerland)                   13,957         995,701          18,042       1,287,127           4,045          288,573
Topdanmark A/S (Denmark)
(NON)                                     6,275         494,284           8,325         655,763           1,425          112,248
Torchmark Corp.                           1,796         102,623           3,104         177,363              --               --
UICI                                     34,600       1,172,940          36,900       1,250,910          22,200          752,580
United Fire & Casualty Co.                8,700         293,277          11,200         377,552           6,390          215,407
W.R. Berkley Corp.                       25,058       1,181,986          39,059       1,842,413              --               --
Yasuda Fire & Marine
Insurance Co., Ltd. (The)
(Japan)                                  20,000         203,807          28,000         285,329           4,000           40,761
Zenith National Insurance
Corp. (SB)                               50,597       2,521,754          59,500       2,965,480          21,180        1,055,611
Zurich Financial Services AG
(Switzerland)                            10,526       1,755,568          10,780       1,797,931           2,436          406,286
                                                ---------------                 ---------------                 ----------------
                                                     45,706,521                      49,882,045                       14,255,862

Investment Banking/Brokerage                                1.1%                            0.9%                            0.5%
--------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group
(NON) (SG) (SB)                          15,400       1,043,196          17,900       1,212,546           9,616          651,388
American Capital Strategies,
Ltd.                                      4,828         161,014           8,765         292,313              --               --
Bear Stearns Cos., Inc.
(The)                                     5,984         612,223          10,719       1,096,661              --               --
Community Trust Bancorp.,
Inc.                                         --              --              --              --           1,917           62,034
Credit Suisse Group
(Switzerland) (NON)                      37,183       1,563,465          41,180       1,731,531           9,013          378,977
Credit Suisse Group ADR
(Switzerland)                            18,291         771,697          24,297       1,025,090           5,010          211,372
Daishin Securities Co.
(South Korea)                            23,000         313,303              --              --              --               --
Daiwa Securities Group, Inc.
(Japan)                                  19,000         137,238          44,000         317,814           7,000           50,561
Deutsche Bank AG (Germany)                3,400         301,747           7,600         674,494              --               --
Eaton Vance Corp.                         2,095         109,254           3,744         195,250              --               --
IndyMac Bancorp, Inc.                    87,996       3,031,462          95,480       3,289,286          49,700        1,712,165
Mediolanum SpA (Italy) (SG)              24,750         177,271              --              --              --               --
Morgan Stanley                           20,774       1,153,372          37,364       2,074,449              --               --
Nomura Securities Co., Ltd.
(Japan)                                 117,000       1,706,179         100,000       1,458,272          23,000          335,403
UBS AG (Switzerland)                     39,320       3,297,996          47,306       3,967,828          10,353          868,366
Yuanta Core Pacific
Securities Co. (Taiwan)                 840,315         640,063              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                     15,019,480                      17,335,534                        4,270,266

Leisure                                                     0.2%                            0.1%                             0.2%
--------------------------------------------------------------------------------------------------------------------------------
Artic Cat, Inc.                          13,500         358,020          17,100         453,492              --               --
Brunswick Corp.                          13,900         688,050          14,800         732,600           8,900          440,550
Polaris Industries, Inc.                 15,490       1,053,630          17,100       1,163,142          12,304          836,918
Sega Sammy Holdings, Inc.
(Japan)                                   5,400         296,750           7,200         395,666           1,400           76,935
Winnebago Industries, Inc.                   --              --              --              --           5,751          224,634
                                                ---------------                 ---------------                 ----------------
                                                      2,396,450                       2,744,900                        1,579,037

Lodging/Tourism                                             0.2%                            0.1%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Choice Hotels International,
Inc.                                     13,900         806,200          17,950       1,041,100              --               --
Genting Berhad (Malaysia)                77,400         387,000              --              --              --               --
Hilton Group PLC (United
Kingdom)                                186,829       1,020,375         209,196       1,142,534          43,131          235,562
Monarch Casino & Resort,
Inc. (NON)                                   --              --              --              --           1,461           59,244
Tanjong PLC (Malaysia)                   75,000         278,289              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                      2,491,864                       2,183,634                          294,806

Media                                                       0.4%                            0.3%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Dogan Yayin Holding (Turkey)
(NON)                                   204,033         925,348              --              --              --               --
Fox Entertainment Group,
Inc. Class A (NON)                       27,656         864,527          48,584       1,518,736              --               --
Gemstar-TV Guide
International, Inc. (NON)               145,300         860,176         154,900         917,008          92,800          549,376
Walt Disney Co. (The)                    72,299       2,009,912          87,289       2,426,634          24,500          681,100
Yahoo Japan Corp. (Japan)
(NON)                                        --              --              --              --               4           19,209
                                                ---------------                 ---------------                 ----------------
                                                      4,659,963                       4,862,378                        1,249,685

Other                                                       0.2%                            0.5%                              --%
--------------------------------------------------------------------------------------------------------------------------------
iShares Russell 1000 Growth
Index Fund (SB)                          27,751       1,363,962          37,965       1,865,980              --               --
iShares Russell 1000 Value
Index Fund                               20,543       1,363,439          28,030       1,860,351              --               --
iShares Russell 2000 Index
Fund                                         --              --              --              --             995          128,853
iShares Russell 2000 Value
Index Fund                                2,900         559,584           1,050         202,608              --               --
S&P 500 Index Depositary
Receipts (SPDR Trust Series
1) (SB)                                      --              --          50,350       6,085,805              --               --
                                                ---------------                 ---------------                 ----------------
                                                      3,286,985                      10,014,744                          128,853

Publishing                                                  0.3%                            0.3%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Dai Nippon Printing Co.,
Ltd. (Japan)                             49,000         786,296          68,000       1,091,186          14,000          224,656
Dex Media, Inc.                          43,300       1,080,768          46,200       1,153,152          27,700          691,392
Johnston Press PLC (United
Kingdom)                                 28,703         298,648          48,143         500,917           7,022           73,062
McGraw-Hill Companies, Inc.
(The)                                     6,671         610,663          12,062       1,104,155              --               --
Meredith Corp.                            1,075          58,265           1,890         102,438              --               --
Reader's Digest Association,
Inc. (The) Class A                       35,286         490,828          47,873         665,913              --               --
Scholastic Corp. (NON)                    5,699         210,635          10,008         369,896              --               --
Singapore Press Holdings,
Ltd. (Singapore)                          2,275           6,412           2,000           5,637              --               --
Toppan Printing Co., Ltd.
(Japan)                                  31,000         344,041          47,000         521,611           7,000           77,687
                                                ---------------                 ---------------                 ----------------
                                                      3,886,556                       5,514,905                        1,066,797

Real Estate                                                 1.1%                            0.9%                             0.6%
--------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp. (R)                    1,571          63,453           2,830         114,304              --               --
American Home Mortgage
Investment Corp. (R)                         --              --              --              --           6,664          228,242
Anworth Mortgage Asset Corp.
(R)                                      13,690         146,620          17,180         183,998              --               --
Avalonbay Communities, Inc.
(R)                                       1,496         112,649           2,648         199,394              --               --
Bedford Property Investors
(R)                                       5,951         169,068           7,400         210,234              --               --
Boston Properties, Inc. (R)               8,058         521,111          14,162         915,857              --               --
Brandywine Realty Trust (R)              10,886         319,940          14,030         412,342              --               --
Brookfield Homes Corp.                   21,000         711,900          27,200         922,080              --               --
Capital Automotive (R)                    5,586         198,443           7,032         249,812              --               --
Capital Trust, Inc. Class A
(R)                                          --              --              --              --           5,776          177,381
Catellus Development Corp.
(R)                                       3,000          91,800           4,000         122,400              --               --
Cheung Kong Holdings, Ltd.
(Hong Kong)                             114,000       1,136,685         157,000       1,565,435          33,000          329,040
Cousins Properties, Inc. (R)             26,700         808,209          28,600         865,722          17,100          517,617
Entertainment Properties
Trust (R)                                 4,097         182,521           4,990         222,305              --               --
Equity Office Properties
Trust (R)                                 7,240         210,829          12,521         364,612              --               --
Friedman, Billings, Ramsey
Group, Inc. Class A (R)                  15,627         303,008          27,574         534,660              --               --
IMPAC Mortgage Holdings,
Inc. (R)                                 37,123         841,578          39,594         897,596          23,750          538,413
IOI Properties Berhad
(Malaysia)                              122,000         240,789              --              --              --               --
Jones Lang LaSalle, Inc.
(NON)                                     4,700         175,827           6,300         235,683              --               --
LTC Properties, Inc. (R)                 37,500         746,625          44,700         889,977          20,774          413,610
Mills Corp. (R)                           8,400         535,584          10,700         682,232              --               --
National Health Investors,
Inc. (R)                                 25,300         738,254          30,500         889,990          11,772          343,507
Newcastle Investment Corp.
(R)                                       5,200         165,256           6,700         212,926              --               --
RAIT Investment Trust (R)                20,400         570,588          21,800         609,746          19,598          548,156
Reckson Associates Realty
Corp. (R)                                17,500         574,175          18,700         613,547          11,200          367,472
Redwood Trust, Inc. (R)                   8,300         515,347          10,500         651,945           3,378          209,740
Ryland Group, Inc. (The)
(SG) (SB)                                11,649         670,283          16,580         954,013              --               --
Senior Housing Properties
Trust (R)                                63,800       1,208,372          72,200       1,367,468          27,000          511,380
Shanghai Forte Land Co.,
Ltd. (China)                          1,240,000         434,732              --              --              --               --
Simon Property Group, Inc.
(R)                                       1,673         108,193           2,922         188,966              --               --
SL Green Realty Corp. (R)
(SB)                                      7,000         423,850           9,000         544,950              --               --
Tanger Factory Outlet
Centers (R)                               6,200         164,052           7,700         203,742              --               --
Trizec Properties, Inc. (R)              26,600         503,272          33,600         635,712              --               --
United Capital Corp. (NON)                   --              --              --              --           1,358           30,759
Ventas, Inc. (R)                         32,800         899,048          35,000         959,350          21,000          575,610
                                                ---------------                 ---------------                 ----------------
                                                     14,492,061                      17,420,998                        4,790,927

Retail                                                      3.5%                            3.0%                             1.8%
--------------------------------------------------------------------------------------------------------------------------------
Aaron Rents, Inc.                        40,800       1,020,000          43,400       1,085,000          26,100          652,500
Abercrombie & Fitch Co.
Class A                                  18,630         874,679          20,570         965,762          15,702          737,209
Adidas-Salomon AG (Germany)               3,080         498,807           4,300         696,387             800          129,560
Aeon Co., Ltd. (Japan)                   46,400         774,466          58,600         978,097          13,100          218,653
Aeropostale, Inc. (NON)                  46,670       1,373,498          51,500       1,515,645          25,800          759,294
American Eagle Outfitters,
Inc.                                     45,960       2,164,716          52,420       2,468,982          21,500        1,012,650
Barnes & Noble, Inc. (NON)                5,148         166,126           9,167         295,819              --               --
Bed Bath & Beyond, Inc.
(NON)                                     4,754         189,352           8,373         333,497              --               --
Best Buy Co., Inc.                        7,297         433,588          13,048         775,312              --               --
BJ's Wholesale Club, Inc.
(NON) (SG) (SB)                          44,000       1,281,720          51,660       1,504,856          13,900          404,907
Books-A-Million, Inc.                        --              --              --              --          12,026          115,690
Borders Group, Inc.                       5,699         144,755          10,008         254,203              --               --
Casey's General Stores, Inc.             34,700         629,805          36,800         667,920          22,100          401,115
Cato Corp. (The) Class A                 17,000         489,940          21,600         622,512           6,674          192,345
Charming Shoppes (NON)                  144,400       1,353,028         163,300       1,530,121          60,400          565,948
Chico's FAS, Inc. (NON)                   1,306          59,462           2,401         109,318              --               --
Circuit City Stores-Circuit
City Group                               13,716         214,518          24,013         375,563              --               --
Claire's Stores, Inc.                     9,758         207,358          18,316         389,215           8,708          185,045
Coach, Inc. (NON)                         3,509         197,908           6,017         339,359              --               --
Coldwater Creek, Inc. (NON)              26,150         807,251          34,000       1,049,580              --               --
Cutter & Buck, Inc.                          --              --              --              --           7,850          114,375
Dillards, Inc. Class A                   67,690       1,818,830          79,190       2,127,835          21,200          569,644
Dixons Group PLC (United
Kingdom)                                 46,743         136,393          65,967         192,488          19,848           57,915
Esprit Holdings, Ltd. (Hong
Kong)                                    30,000         181,406              --              --              --               --
Finlay Enterprises, Inc.
(NON)                                    19,700         389,863          25,000         494,750              --               --
GameStop Corp. Class B (NON)              2,187          49,011           3,934          88,161              --               --
Gap, Inc. (The)                         115,520       2,439,782         130,057       2,746,804          56,600        1,195,392
Genesco, Inc. (NON)                      23,100         719,334          30,100         937,314              --               --
Guess?, Inc. (NON)                           --              --              --              --          14,924          187,296
GUS PLC (United Kingdom)                 42,348         762,958          56,633       1,020,322           7,920          142,690
Handleman Co.                                --              --              --              --           8,215          176,458
Hennes & Mauritz AB Class B
(Sweden)                                  4,450         155,107              --              --              --               --
Home Depot, Inc. (The)                   41,596       1,777,813          75,071       3,208,535              --               --
JC Penney Co., Inc. (Holding
Co.)                                     29,200       1,208,880          31,100       1,287,540          18,600          770,040
Kesko OYJ Class B (Finland)              33,400         814,821          44,300       1,080,736          10,300          251,277
Kingfisher Leisure PLC
(United Kingdom)                         78,437         466,408         116,565         693,127          23,239          138,185
Lawson, Inc. (Japan)                      3,800         140,205              --              --              --               --
Limited Brands, Inc.                     67,350       1,550,397          77,865       1,792,452          27,200          626,144
Lowe's Cos., Inc.                         4,679         269,464           8,656         498,499              --               --
Men's Wearhouse, Inc. (The)
(NON)                                    41,700       1,332,732          53,500       1,709,860              --               --
Metro AG (Germany)                       16,727         919,804          16,200         890,825           3,300          181,464
Michaels Stores, Inc.                     6,977         209,101          12,400         371,628              --               --
Nautilus Group, Inc. (SC)                 9,500         229,615          12,100         292,457           4,656          112,536
Neiman-Marcus Group, Inc.
Class A (SG) (SB)                         1,809         129,416           3,114         222,776              --               --
Next PLC (United Kingdom)                33,912       1,074,164          41,374       1,310,524           9,413          298,157
Nu Skin Enterprises, Inc.
Class A                                  35,104         890,940          47,504       1,205,652              --               --
Office Depot, Inc. (NON)                 52,151         905,341          68,473       1,188,691          14,400          249,984
Onward Kashiyama Co., Ltd.
(Japan)                                  27,000         392,943          40,000         582,138           6,000           87,321
Pacific Sunwear of
California, Inc. (NON)                   32,300         718,998          36,340         808,928          25,975          578,204
Pantry, Inc. (The) (NON)                 28,700         863,583          30,700         923,763          18,300          550,647
Party City Corp. (NON)                       --              --              --              --           9,858          127,464
Payless ShoeSource, Inc.
(NON)                                        --              --              --              --          16,155          198,707
PETCO Animal Supplies, Inc.
(NON)                                        --              --              --              --           5,659          223,417
Pinault-Printemps-Redoute SA
(France)                                  2,566         256,851           3,802         380,572             555           55,554
President Chain Store Corp.
(Taiwan)                                161,464         260,261              --              --              --               --
Shinsegae Co., Ltd. (South
Korea)                                      780         214,385              --              --              --               --
ShopKo Stores, Inc. (NON)                25,100         468,868          31,700         592,156              --               --
Skechers U.S.A., Inc. Class
A (NON)                                  38,400         497,664          41,000         531,360          24,600          318,816
Stage Stores, Inc. (NON)                 31,200       1,295,424          35,425       1,470,846          13,100          543,912
Staples, Inc.                            44,935       1,514,759          79,206       2,670,034              --               --
Stein Mart, Inc. (NON)                   63,000       1,074,780          68,600       1,170,316          36,060          615,184
Target Corp.                              4,570         237,320           7,962         413,467              --               --
Timberland Co. (The) Class A
(NON)                                    17,400       1,090,458          19,430       1,217,678           8,700          545,229
Trans World Entertainment
Corp. (NON)                              11,900         148,393          14,800         184,556          19,925          248,465
Wal-Mart Stores, Inc.                    69,352       3,663,173          85,427       4,512,254          23,200        1,225,424
Wilsons The Leather Experts
(NON)                                        --              --              --              --          31,913          124,461
Woolworths Group PLC (United
Kingdom)                              1,168,617         897,358       1,520,847       1,167,828         323,532          248,434
Yamaha Corp. (Japan)                     10,000         152,660          15,000         228,990           3,000           45,798
                                                ---------------                 ---------------                 ----------------
                                                     45,200,640                      56,173,010                       16,183,510

Technology                                                 11.7%                            9.2%                             5.0%
--------------------------------------------------------------------------------------------------------------------------------
Accenture, Ltd. Class A
(Bermuda) (NON)                          65,260       1,762,020         115,786       3,126,222              --               --
Acer, Inc. (Taiwan)                     431,058         715,251              --              --              --               --
Activision, Inc. (NON)                   35,400         714,372          37,800         762,804          22,700          458,086
Acxiom Corp.                             28,892         759,860          38,765       1,019,520              --               --
Adobe Systems, Inc.                      44,603       2,798,392          65,219       4,091,840           9,400          589,756
Advanced Digital Information
Corp. (NON)                                  --              --              --              --          19,897          199,368
Advanced Micro Devices, Inc.
(NON)                                    25,700         565,914          27,500         605,550          16,500          363,330
Advantech Co., Ltd. (Taiwan)            104,000         253,097              --              --              --               --
Agere Systems, Inc. Class B
(NON)                                   478,900         646,515         509,300         687,555         305,200          412,020
AGFA-Gevaert NV (Belgium)                 5,153         174,806           5,811         197,127             876           29,717
Agilysys, Inc.                           84,876       1,454,775          95,998       1,645,406          51,082          875,545
Akamai Technologies, Inc.
(NON)                                     4,393          57,241           7,597          98,989              --               --
Alcatel SA (France) (NON)                10,163         158,154          11,232         174,789           2,367           36,835
ALPS Electric Co., Ltd.
(Japan)                                  31,000         462,050          38,000         566,384           9,000          134,143
Amphenol Corp. Class A (NON)              1,680          61,723           2,959         108,714              --               --
AMX Corp. (NON)                              --              --              --              --          10,289          169,460
Analog Devices, Inc.                      8,453         312,085          14,947         551,843              --               --
Anixter International, Inc.              24,260         873,117          31,440       1,131,526              --               --
Ansoft Corp. (NON)                           --              --              --              --           4,355           87,971
Ansys, Inc. (NON)                         5,500         176,330           7,000         224,420           8,213          263,309
Arris Group, Inc. (NON)                      --              --              --              --          29,526          207,863
Arrow Electronics, Inc.
(NON)                                    10,738         260,933          20,215         491,225              --               --
Artesyn Technologies, Inc.
(NON)                                    46,400         524,320          49,600         560,480          47,751          539,586
Asianfo Holdings, Inc. (NON)                 --              --              --              --          32,877          195,947
ASML Holding NV
(Netherlands) (NON)                       9,887         158,696          14,643         235,034           2,141           34,365
Aspect Communications Corp.
(NON)                                   149,600       1,666,544         178,600       1,989,604          73,672          820,706
Aspen Technology, Inc. (NON)             33,000         204,930          41,700         258,957              --               --
Atmel Corp. (NON)                       164,200         643,664         174,600         684,432         166,281          651,822
AU Optronics Corp. (Taiwan)             134,000         194,393              --              --              --               --
Autodesk, Inc.                           87,060       3,303,927          99,800       3,787,410          37,600        1,426,920
Avaya, Inc. (NON)                        57,200         983,840          60,800       1,045,760          36,500          627,800
Avid Technology, Inc. (NON)
(SG) (SB)                                10,100         623,675          13,100         808,925              --               --
Barco NV (Belgium)                        4,676         432,468           8,225         760,704           1,640          151,678
BEA Systems, Inc. (NON)                  70,300         622,858          75,000         664,500          45,000          398,700
Benchmark Electronics, Inc.
(NON)                                    10,300         351,230          13,050         445,005              --               --
BISYS Group, Inc. (The)
(NON)                                        --              --              --              --          14,513          238,739
BMC Software, Inc. (NON)                  9,337         173,668          16,810         312,666              --               --
CACI International, Inc.
Class A (NON)                               952          64,860           1,735         118,206              --               --
Carreker Corp. (NON)                     18,700         160,820          23,700         203,820              --               --
Catapult Communications
Corp. (NON)                              22,700         548,432          29,500         712,720              --               --
Check Point Software
Technologies, Ltd. (Israel)
(NON)                                    20,098         495,014              --              --              --               --
Checkfree Corp. (NON)                     3,251         123,798           5,615         213,819              --               --
Checkpoint Systems, Inc.
(NON)                                        --              --              --              --           6,432          116,098
Chi Mei Optoelectronics
Corp. (Taiwan)                          153,000         206,966              --              --              --               --
Cirrus Logic, Inc. (NON)                120,200         662,302         155,200         855,152          35,139          193,616
Cisco Systems, Inc. (NON)
(SEG)                                   478,517       9,235,378         593,689      11,458,198         172,400        3,327,320
Citrix Systems, Inc. (NON)               30,970         759,694          34,700         851,191          24,820          608,835
Coinstar, Inc. (NON)                     21,242         569,923          26,870         720,922              --               --
Computer Network Technology
Corp. (NON)                                  --              --              --              --          34,135          242,359
Computer Sciences Corp.
(NON)                                     2,986         168,321           5,387         303,665              --               --
Comtech Telecommunications
(NON)                                    11,500         432,515          15,000         564,150              --               --
CTS Corp. (SG) (SB)                      13,700         182,073          17,400         231,246              --               --
Cypress Semiconductor Corp.
(NON)                                    27,000         316,710          35,000         410,550              --               --
Dassault Systemes SA
(France)                                  3,335         168,159              --              --              --               --
Dell, Inc. (NON)                         23,780       1,002,089          41,726       1,758,334              --               --
DiamondCluster
International, Inc. Class A
(NON)                                    38,100         545,973          50,800         727,964              --               --
Digi International, Inc.
(NON)                                    51,900         892,161          64,700       1,112,193          33,008          567,408
Diodes, Inc. (NON)                       19,700         445,811          25,600         579,328              --               --
Ditech Communications Corp.
(NON)                                    50,200         750,490          53,600         801,320          32,100          479,895
Dun & Bradstreet Corp. (The)
(NON)                                    16,600         990,190          17,900       1,067,735          10,700          638,255
Elcoteq Network Corp. Class
A (Finland)                              11,600         282,046          17,250         419,422           2,500           60,786
Electronic Data Systems
Corp.                                     4,577         105,729           8,126         187,711              --               --
EMC Corp. (NON)                          80,206       1,192,663         143,796       2,138,247              --               --
ESS Technology (NON)                         --              --              --              --          25,190          179,101
F5 Networks, Inc. (NON)                  15,300         745,416          20,800       1,013,376              --               --
Fiserv, Inc. (NON)                        9,187         369,226          16,252         653,168              --               --
Freescale Semiconductor,
Inc. Class B (NON)                       38,907         714,333          43,580         800,129          13,713          251,771
FUNAI Electric Co., Ltd.
(Japan)                                   3,100         384,890           4,800         595,959             700           86,911
Harris Corp.                             16,142         997,414          21,910       1,353,819              --               --
Hewlett-Packard Co.                      38,742         812,420          69,005       1,447,035              --               --
Hirose Electric Co., Ltd.
(Japan)                                   4,200         491,127           6,000         701,611             900          105,242
Hitachi, Ltd. (Japan)                   164,000       1,136,554         223,000       1,545,437          49,000          339,580
Hon Hai Precision Industry
Co., Ltd. (Taiwan)                      288,577       1,340,734              --              --              --               --
Hoya Corp. (Japan)                        4,900         553,372           6,800         767,945           1,400          158,106
Hutchinson Technology, Inc.
(NON)                                     5,120         176,998           6,700         231,619              --               --
Hyperion Solutions Corp.
(NON)                                    19,140         892,307          23,290       1,085,780              --               --
IBM Corp.                                55,480       5,469,218          73,500       7,245,630              --               --
Infospace, Inc. (NON) (SG)
(SB)                                     10,100         480,255          13,100         622,905              --               --
Infosys Technologies, Ltd.
(India)                                   6,535         314,408              --              --              --               --
Ingram Micro, Inc. Class A
(NON)                                   120,980       2,516,384         129,700       2,697,760          83,814        1,743,331
Innodata Isogen, Inc. (NON)                  --              --              --              --          11,044          108,673
Integrated Device
Technology, Inc. (NON)                       --              --              --              --          18,802          217,351
Intel Corp. (SEG)                       374,596       8,761,800         462,396      10,815,442         124,500        2,912,055
Inter-Tel, Inc.                           6,180         169,208           7,860         215,207              --               --
Intergraph Corp. (NON)                   25,300         681,329          32,900         885,997              --               --
IXYS Corp. (NON)                             --              --              --              --           8,443           87,132
j2 Global Communications,
Inc. (NON) (SG) (SB)                     12,300         424,350          16,000         552,000              --               --
Jabil Circuit, Inc. (NON)                 4,631         118,461           8,117         207,633              --               --
Koninklijke (Royal) Philips
Electronics NV (Netherlands)             60,563       1,605,891          77,635       2,058,573          14,660          388,725
Kulicke & Soffa Industries,
Inc. (NON) (SG)                         163,200       1,406,784         193,100       1,664,522          56,600          487,892
Kyocera Corp. (Japan)                     8,800         677,716          11,500         885,652           2,500          192,533
Lam Research Corp. (NON)                  7,644         220,988          13,650         394,622           7,074          204,509
Lexmark International, Inc.
(NON)                                     1,598         135,830           2,922         248,370              --               --
LG Electronics, Inc. (South
Korea)                                   24,010       1,486,852           2,760         170,917             810           50,160
Linear Technology Corp.                  28,305       1,097,102          34,358       1,331,716           9,300          360,468
M-Systems Flash Disk
Pioneers (Israel) (NON)                  12,185         240,288              --              --              --               --
Maxim Integrated Products,
Inc.                                     43,850       1,858,802          50,103       2,123,866          18,600          788,454
Micrel, Inc. (NON)                       24,569         270,750          31,860         351,097          22,202          244,666
Microchip Technology, Inc.                2,095          55,853           3,808         101,521              --               --
Microsemi Corp. (NON) (SB)               40,900         710,024          53,200         923,552              --               --
Microsoft Corp. (SEG)                   512,630      13,692,347         643,018      17,175,011         164,000        4,380,440
MicroStrategy, Inc. (NON)                10,800         650,700          14,000         843,500              --               --
Mitsubishi Electric Corp.
(Japan)                                  72,000         352,796         107,000         524,295          16,000           78,399
Motorola, Inc.                          285,380       4,908,536         310,116       5,333,995         125,000        2,150,000
MTS Systems Corp.                        25,400         858,774          32,150       1,086,992              --               --
Murata Manufacturing Co.,
Ltd. (Japan)                             10,700         598,448          14,100         788,609           3,200          178,975
National Semiconductor Corp.              4,760          85,442           8,373         150,295              --               --
NCR Corp. (NON)                          23,790       1,646,982          27,700       1,917,671          10,100          699,223
Nidec Corp. (Japan)                       3,400         414,505              --              --              --               --
Nokia OYJ (Finland)                     132,156       2,087,106         152,014       2,400,718          33,162          523,719
Nokia OYJ ADR (Finland)                   2,800          43,876              --              --              --               --
Novatek Microelectronics
Corp., Ltd. (Taiwan)                    156,600         549,387              --              --              --               --
Obic Co., Ltd. (Japan)                    1,100         218,497           1,600         317,814             200           39,727
Olympus Corp. (Japan)                    20,000         426,550          29,000         618,497           4,000           85,310
Omron Corp. (Japan)                      46,900       1,119,283          47,500       1,133,602           9,600          229,107
Optical Communication
Products, Inc. (NON)                         --              --              --              --          16,155           40,388
Oracle Corp. (NON)                      302,120       4,145,086         334,793       4,593,360         159,900        2,193,828
Park Electrochemical Corp.               11,300         244,984          14,300         310,024              --               --
PerkinElmer, Inc.                         6,039         135,817          10,683         240,261              --               --
Perlos OYJ (Finland)                     31,550         504,693          41,700         667,059           9,350          149,568
Phoenix Technologies, Ltd.
(NON)                                        --              --              --              --           9,675           79,916
Photronics, Inc. (NON)                       --              --              --              --          11,592          191,268
PLX Technology, Inc. (NON)               37,000         384,800          48,100         500,240              --               --
Pomeroy Computer Resources,
Inc. (NON)                               30,500         463,905          38,500         585,585              --               --
PTEK Holdings, Inc. (NON)               114,600       1,227,366         138,000       1,477,980          34,500          369,495
Qualcomm, Inc.                           97,607       4,138,537         135,922       5,763,093          25,600        1,085,440
Quanta Computer, Inc.
(Taiwan)                                185,000         333,281              --              --              --               --
Quantum Corp. (NON)                          --              --              --              --          77,183          202,219
RadiSys Corp. (NON)                      29,700         580,635          31,700         619,735          19,000          371,450
Rofin-Sinar Technologies,
Inc. (NON)                               25,000       1,061,250          32,100       1,362,645              --               --
Rohm Co., Ltd. (Japan)                    6,300         651,830           7,900         817,374           1,600          165,544
RSA Security, Inc. (NON)                 51,400       1,031,084          69,600       1,396,176              --               --
Samsung Electronics Co.,
Ltd. (South Korea)                       14,060       6,119,245             770         335,122             240          104,454
Samsung Electronics Co.,
Ltd. (Preference) (South
Korea)                                    2,191         631,836              --              --              --               --
Samsung SDI Co., Ltd. (South
Korea)                                    6,530         712,868              --              --              --               --
SanDisk Corp. (NON)                      15,402         384,588          27,391         683,953              --               --
SAP AG (Germany)                          8,394       1,496,767           7,500       1,337,354           2,200          392,291
Satyam Computer Services,
Ltd. (India)                             90,133         850,887              --              --              --               --
SeaChange International,
Inc. (NON)                                   --              --              --              --          10,908          190,236
Siebel Systems, Inc. (NON)               18,884         198,282          33,217         348,779              --               --
Siliconix, Inc. (NON)                     5,100         186,099           6,500         237,185           4,291          156,579
Siliconware Precision
Industries Co. (Taiwan)                 576,200         477,131              --              --              --               --
SS&C Technologies, Inc.                  38,200         788,830          40,554         837,440          24,400          503,860
Standard Microsystems Corp.
(NON)                                    23,400         417,222          30,400         542,032              --               --
Storage Technology Corp.
(NON)                                    56,590       1,788,810          67,230       2,125,140          25,898          818,636
Sumitomo Bakelite Co., Ltd.
(Japan)                                  31,000         195,774              --              --           7,000           44,207
Sun Microsystems, Inc. (NON)            156,200         840,356         167,200         899,536         100,200          539,076
Symantec Corp. (NON)                     48,885       1,259,278          67,083       1,728,058          11,600          298,816
Synopsys, Inc. (NON)                         --              --              --              --          12,515          245,544
Taiwan Semiconductor
Manufacturing Co., Ltd.
(Taiwan)                              1,695,293       2,705,825              --              --          15,213           24,281
TDK Corp. (Japan)                         1,300          96,310              --              --              --               --
Technitrol, Inc. (NON)                       --              --              --              --          13,509          245,864
Tektronix, Inc.                           2,897          87,518           5,295         159,962              --               --
Telefonaktiebolaget LM
Ericsson AB Class B (Sweden)
(NON)                                   530,615       1,693,699         660,846       2,109,390         151,159          482,493
Texas Instruments, Inc.                  31,015         763,589          55,450       1,365,179              --               --
Thomson Multimedia SA
(France)                                 25,776         681,376          33,313         880,612           7,280          192,443
THQ, Inc. (NON)                          29,600         679,024          38,500         883,190           9,525          218,504
Transact Technologies, Inc.
(NON)                                    33,900         724,104          38,600         824,496          15,200          324,672
Uniden (Japan)                            6,000         118,302           7,000         138,019           1,000           19,717
United Microelectronics
Corp. (Taiwan) (NON)                    577,765         374,342              --              --              --               --
United Online, Inc. (NON)                18,925         218,205          23,800         274,414          22,043          254,156
Universal Electronics, Inc.
(NON)                                    15,900         279,840          21,500         378,400              --               --
Varian, Inc. (NON)                           --              --              --              --           1,599           65,575
Vitesse Semiconductor Corp.
(NON) (SC)                                   --              --              --              --          28,293           99,874
W.W. Grainger, Inc.                      26,900       1,792,078          30,600       2,038,572          12,300          819,426
WebEx Communications, Inc.
(NON) (SG) (SB)                          24,714         587,699          32,065         762,506              --               --
Websense, Inc. (NON)                     20,300       1,029,616          21,500       1,090,480          12,900          654,288
Xerox Corp. (NON)                        90,168       1,533,758         158,614       2,698,024              --               --
Xilinx, Inc.                              7,514         222,790          13,212         391,736              --               --
Zebra Technology Corp. (NON)              1,694          95,338           2,817         158,541              --               --
Zyxel Communications Corp.
(Taiwan)                                141,232         332,547              --              --              --               --
                                                ---------------                 ---------------                 ----------------
                                                    152,630,479                     170,018,795                       43,963,906

Textiles                                                    0.3%                            0.3%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. (NON)               15,400         724,108          17,600         827,552              --               --
Burberry Group PLC (United
Kingdom)                                 21,260         163,659              --              --              --               --
Cherokee, Inc.                               --              --              --              --           3,601          127,043
Liz Claiborne, Inc.                       9,208         388,670          16,206         684,055              --               --
Luen Thai Holdings, Ltd.
144A (Hong Kong) (NON)                   38,000          19,678              --              --           6,000            3,107
NIKE, Inc.                                2,163         196,162           3,744         339,543              --               --
Polo Ralph Lauren Corp.                   4,420         188,292           7,889         336,071              --               --
Puma AG Rudolf Dassier Sport
(Germany)                                   600         163,826             600         163,826             100           27,304
Reebok International, Ltd.                1,578          69,432           2,877         126,588              --               --
VF Corp.                                  1,843         102,065           3,241         179,487              --               --
WESCO International, Inc.
(NON)                                    74,400       2,205,216          89,100       2,640,924          20,700          613,548
Wolverine World Wide, Inc.                5,600         175,952           7,200         226,224             549           17,250
                                                ---------------                 ---------------                 ----------------
                                                      4,397,060                       5,524,270                          788,252

Tire & Rubber                                               0.2%                            0.2%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp. (Japan)                28,000         557,540          39,000         776,574           8,000          159,297
Continental AG (Germany)                 17,700       1,124,621          22,100       1,404,188           5,000          317,690
Cooper Tire & Rubber                     18,637         401,627          24,037         517,997              --               --
Michelin Corp. Class B
(France)                                  4,015         257,506           5,673         363,843           1,195           76,642
                                                ---------------                 ---------------                 ----------------
                                                      2,341,294                       3,062,602                          553,629

Toys                                                        0.1%                             --%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Department 56, Inc. (NON)                    --              --              --              --          10,604          176,557
Nintendo Co., Ltd. (Japan)                5,400         678,360           6,800         854,231           1,700          213,558
                                                ---------------                 ---------------                 ----------------
                                                        678,360                         854,231                          390,115

Transportation                                              1.9%                            1.4%                             1.0%
--------------------------------------------------------------------------------------------------------------------------------
Airasia BHD 144A (Malaysia)
(NON)                                   567,800         248,039              --              --              --               --
Alaska Air Group, Inc. (NON)             22,800         763,572          24,400         817,156          21,691          726,432
AP Moller - Maersk A/S
(Denmark)                                    85         702,171              92         759,997              24          198,260
Arkansas Best Corp.                          --              --              --              --           4,747          213,093
British Airways PLC (United
Kingdom) (NON)                          123,569         557,456         133,423         601,911          34,142          154,025
Burlington Northern Santa Fe
Corp.                                    13,512         639,253          23,758       1,123,991              --               --
Canadian National Railway
Co. (Canada)                              1,807         110,224              --              --              --               --
Celadon Group, Inc. (NON)                    --              --              --              --           7,667          170,591
CNF Transportation, Inc.                 42,670       2,137,767          47,180       2,363,718          22,600        1,132,260
Cosco Pacific, Ltd. (Hong
Kong)                                   246,000         509,559              --              --              --               --
Deutsche Lufthansa AG
(Germany) (NON)                          25,227         360,689          35,900         513,289           5,000           71,489
East Japan Railway Co.
(Japan)                                     103         573,060             143         795,608              29          161,347
ExpressJet Holdings, Inc.
(NON) (SG) (SB)                         160,100       2,062,088         189,141       2,436,136          76,070          979,782
FedEx Corp.                              25,760       2,537,102          29,500       2,905,455          12,200        1,201,578
Frontline, Ltd. (Norway)                  7,294         324,780              --              --              --               --
General Maritime Corp. (NON)             10,729         428,624          13,560         541,722              --               --
Gol Linhas Aereas
Inteligentes SA ADR (Brazil)
(NON)                                     8,878         283,031              --              --              --               --
Golden Ocean Group, Ltd.
(Norway) (NON)                           22,782          14,303              --              --              --               --
Hanjin Shipping (South
Korea)                                   15,350         355,908              --              --              --               --
IHC Caland NV (Netherlands)               1,945         123,555           2,150         136,577             453           28,777
J. B. Hunt Transport
Services, Inc.                           41,030       1,840,196          45,420       2,037,087          21,100          946,335
Kawasaki Kisen Kaisha, Ltd.
(Japan)                                 110,000         707,565         143,000         919,834          31,000          199,405
Kuehne & Nagel International
AG (Switzerland)                          1,283         276,509              --              --              --               --
Kuehne & Nagel International
AG 144A (Switzerland)                       798         171,983              --              --              --               --
Malaysia International
Shipping Corp. (Malaysia)                59,000         237,553              --              --              --               --
Mitsui O.S.K Lines, Ltd.
(Japan)                                  97,000         582,284         131,000         786,384          27,000          162,079
Nippon Express Co., Ltd.
(Japan)                                  79,000         389,409          73,000         359,834          14,000           69,009
Nippon Yusen Kabushiki
Kaisha (Japan)                           45,000         242,460         114,000         614,231          19,000          102,372
Norfolk Southern Corp.                   62,630       2,266,580          69,200       2,504,348          33,700        1,219,603
Overnite Corp.                            6,800         253,232           8,500         316,540              --               --
PAM Transportation Services
(NON)                                        --              --              --              --           1,826           34,238
Qantas Airways, Ltd.
(Australia)                             107,528         312,641         150,170         436,623          21,902           63,681
Ryder System, Inc.                       23,614       1,128,041          28,977       1,384,231           7,800          372,606
SCS Transportation, Inc.
(NON)                                    24,500         572,565          31,000         724,470              --               --
Ship Finance International,
Ltd. (Bermuda)                            1,012          20,766              --              --              --               --
Singapore Airlines, Ltd.
(Singapore)                              34,000         237,485          51,000         356,228           7,000           48,894
Societes Des Autoroutes
Paris-Rhin-Rhone 144A
(France) (NON)                              380          22,957              --              --              --               --
Swift Transportation Co.,
Inc. (NON)                               18,700         401,676          23,700         509,076           4,079           87,617
Thai Airways International
(Thailand)                              291,700         364,907              --              --              --               --
Thai Airways International
144A (Thailand)                          59,504          74,438              --              --              --               --
TPG NV (Netherlands)                     29,818         809,702          24,354         661,328           3,552           96,454
United Parcel Service, Inc.
Class B                                   5,903         504,470          10,427         891,091              --               --
WAN HAI Lines, Ltd. (Taiwan)            389,063         407,016              --              --              --               --
Yellow Roadway Corp. (NON)                1,075          59,888           1,890         105,292              --               --
                                                ---------------                 ---------------                 ----------------
                                                     24,615,504                      25,602,157                        8,439,927

Utilities & Power                                           2.5%                            2.1%                             1.2%
--------------------------------------------------------------------------------------------------------------------------------
Beijing Datang Power
Generation Company, Ltd.
(China)                                 650,000         489,219              --              --              --               --
Cleco Corp.                              17,900         362,654          22,700         459,902              --               --
CMS Energy Corp. (NON)                       --              --              --              --           9,219           96,339
Companhia Energetica de
Minas Gerais ADR (Brazil)                22,012         540,174              --              --              --               --
Constellation Energy Group,
Inc.                                     51,700       2,259,807          55,202       2,412,879          33,100        1,446,801
E.On AG (Germany)                        31,523       2,878,187          39,500       3,606,521           8,900          812,609
Edison International                     79,868       2,558,172         114,072       3,653,726          16,600          531,698
Electrabel SA (Belgium)                   2,749       1,225,462           3,509       1,564,259             799          356,182
Electricidade de Portugal SA
(Portugal)                              191,315         579,836         256,971         778,826          64,538          195,601
Electricity Generating PCL
(Thailand)                                  400             763              --              --              --               --
Endesa SA (Spain)                        21,240         499,115          28,069         659,589           5,989          140,735
Enel SpA 144A (Italy)                    13,025         127,987              --              --              --               --
Energen Corp.                            58,600       3,454,470          65,800       3,878,910          31,723        1,870,071
Entergy Corp.                            14,698         993,438          23,102       1,561,464           1,930          130,449
Exelon Corp.                             29,651       1,306,720          52,678       2,321,519              --               --
Hokkaido Electric Power Co.,
Inc. (Japan)                             12,400         243,885          16,300         320,591           3,500           68,838
Iberdrola SA (Spain)                     81,914       2,081,858         103,801       2,638,120          22,737          577,865
Kelda Group PLC (United
Kingdom)                                 20,238         245,732          28,559         346,766           6,015           73,035
Korea Electric Power Corp.
(South Korea)                            30,910         801,791              --              --              --               --
Kyushu Electric Power Co.,
Inc. (Japan)                             21,400         432,387          22,000         444,510           5,900          119,209
MDU Resources Group, Inc.                    --              --              --              --           8,032          214,294
National Fuel Gas Co.                        --              --              --              --           5,188          147,028
National Thermal Power 144A
(India) (NON)                             3,400           6,840              --              --              --               --
ONEOK, Inc.                              37,100       1,054,382          42,700       1,213,534          13,900          395,038
PG&E Corp. (NON)                         35,836       1,192,622          63,709       2,120,236              --               --
PNM Resources, Inc.                       8,949         226,320          11,300         285,777              --               --
Public Power Corp. (Greece)              18,849         527,724          25,289         708,028           5,330          149,226
Questar Corp.                            18,900         963,144          20,200       1,029,392          12,100          616,616
Reliant Resources, Inc.
(NON)                                    32,500         443,625          41,100         561,015              --               --
RWE AG (Germany)                         16,700         921,497          17,200         949,087           3,800          209,682
Scottish and Southern Energy
PLC (United Kingdom)                      7,846         131,416              --              --              --               --
Scottish Power PLC (United
Kingdom)                                 78,227         605,570         104,708         810,565          20,874          161,590
Sempra Energy                            38,400       1,408,512          40,900       1,500,212          24,600          902,328
Severn Trent PLC (United
Kingdom)                                 17,795         330,337          16,659         309,249           3,844           71,358
Southwest Gas Corp.                       9,069         230,353          11,400         289,560           7,850          199,390
Tohoku Electric Power Co.,
Inc. (Japan)                              7,700         138,292           8,700         156,252           1,300           23,348
Tokyo Electric Power Co.
(Japan)                                   6,100         149,746          13,900         341,225           2,000           49,097
Tokyo Gas Co., Ltd. (Japan)             265,000       1,086,384         343,000       1,406,149          77,000          315,666
Transmontaigne, Inc. (NON)                   --              --              --              --          15,879           97,338
Unified Energy Systems ADR
(Russia)                                 17,277         479,437              --              --              --               --
UniSource Energy Corp.                   37,100         894,481          42,300       1,019,853          15,200          366,472
Veolia Environnement
(France)                                 21,087         763,198          37,213       1,346,844           7,672          277,671

                                                     32,635,537                      38,694,560                       10,615,574
                                                ---------------                 ---------------                 ----------------
Total Common stocks (cost
$936,040,376, $1,065,868,413
and $253,725,919)                                $1,076,816,017                  $1,211,050,014                     $297,253,656



Corporate bonds and notes (a)                               4.5%                            9.3%                            13.1%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------

Basic Materials                                             0.6%                            0.8%                             1.0%
--------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated Finance
LP company guaranty 7 7/8s,
2009                                    $16,000         $16,880         $29,000         $30,595             $--              $--
Abitibi-Consolidated, Inc.
bonds 8.55s, 2010 (Canada)              220,000         238,425         340,000         368,475              --               --
Acetex Corp. sr. notes 10
7/8s, 2009 (Canada)                     250,000         273,750         110,000         120,450         115,000          125,925
AK Steel Corp. company
guaranty 7 7/8s, 2009                   277,000         282,194         435,000         443,156         376,000          383,050
Avery Dennison Corp. notes 4
7/8s, 2013                                   --              --         110,000         111,420          70,000           70,904
Barrick Gold Corp. bonds
5.8s, 2034 (Canada)                          --              --         145,000         145,934         140,000          140,902
Barrick Gold Finance, Inc.
notes 4 7/8s, 2014 (Canada)                  --              --          75,000          74,728          70,000           69,746
Chevron Phillips Chemical
Co., LLC notes 5 3/8s, 2007                  --              --         770,000         796,335         495,000          511,930
Compass Minerals Group, Inc.
company guaranty 10s, 2011              290,000         326,250         295,000         331,875          90,000          101,250
Dow Chemical Co. (The) debs.
8.55s, 2009                                  --              --         335,000         391,894         215,000          251,514
Dow Chemical Co. (The) notes
6s, 2012                                     --              --              --              --          70,000           76,478
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009                        --              --         270,000         259,275         320,000          307,288
Eastman Chemical Co. notes 3
1/4s, 2008                                   --              --         165,000         161,237         125,000          122,149
Equistar Chemicals
LP/Equistar Funding Corp.
company guaranty 10 1/8s,
2008                                    485,000         558,963         653,000         752,583         347,000          399,918
Falconbridge, Ltd. bonds 5
3/8s, 2015 (Canada)                          --              --         280,000         277,305         215,000          212,930
Georgia-Pacific Corp. bonds
7 3/4s, 2029                            265,000         296,800         491,000         549,920              --               --
Georgia-Pacific Corp.
company guaranty 8 7/8s,
2010                                    420,000         488,775         570,000         663,338         385,000          448,044
Georgia-Pacific Corp. debs.
7.7s, 2015                               75,000          85,688              --              --              --               --
Georgia-Pacific Corp. sr.
notes 8s, 2014                               --              --         165,000         187,688         165,000          187,688
Hercules, Inc. company
guaranty 11 1/8s, 2007                  315,000         374,850         450,000         535,500         220,000          261,800
Huntsman, LLC company
guaranty 11 5/8s, 2010                  240,000         283,800         325,000         384,313              --               --
ICI Wilmington, Inc. company
guaranty 5 5/8s, 2013                        --              --          80,000          82,855          80,000           82,855
ICI Wilmington, Inc. company
guaranty 4 3/8s, 2008                        --              --         255,000         255,996         225,000          225,879
IMC Global, Inc. company
guaranty Ser. B, 10 7/8s,
2008                                    210,000         252,000         320,000         384,000         155,000          186,000
Inco, Ltd. bonds 5.7s, 2015
(Canada)                                     --              --         125,000         130,200         120,000          124,992
International Paper Co.
notes 5.3s, 2015                             --              --         145,000         146,701         140,000          141,643
ISP Chemco, Inc. company
guaranty Ser. B, 10 1/4s,
2011                                    305,000         344,650         434,000         490,420         204,000          230,520
Lubrizol Corp. (The) sr.
notes 5 1/2s, 2014                           --              --         205,000         206,208         180,000          181,061
Lyondell Chemical Co. notes
Ser. A, 9 5/8s, 2007                    755,000         830,500       1,169,000       1,285,900         483,000          531,300
MDP Acquisitions PLC sr.
notes 9 5/8s, 2012 (Ireland)            360,000         401,400         545,000         607,675         330,000          367,950
Millennium America, Inc.
company guaranty 9 1/4s,
2008                                    504,000         573,300         286,000         325,325         249,000          283,238
Millennium America, Inc.
company guaranty 7s, 2006                    --              --         519,000         539,760         105,000          109,200
Monsanto Co. sr. notes 7
3/8s, 2012                                   --              --         190,000         222,163         150,000          175,392
Norske Skog Canada, Ltd.
company guaranty Ser. D, 8
5/8s, 2011 (Canada)                     170,000         182,325         261,000         279,923         230,000          246,675
Pioneer Companies, Inc. sec.
sr. notes FRN 6.05s, 2006                12,385          13,004              --              --           3,300            3,465
Potash Corp. of Saskatchewan
notes 7 3/4s, 2011 (Canada)                  --              --         105,000         123,686         105,000          123,686
Praxair, Inc. notes 6 3/8s,
2012                                         --              --         105,000         117,225          80,000           89,314
Smurfit Capital Funding PLC
notes 6 3/4s, 2005 (Ireland)            270,000         275,400         212,000         216,240          25,000           25,500
Steel Dynamics, Inc. company
guaranty 9 1/2s, 2009                   210,000         231,525         300,000         330,750         120,000          132,300
Sterling Chemicals, Inc.
sec. notes 10s, 2007 (PIK)              102,282         102,282              --              --          68,188           68,188
Stone Container Corp. sr.
notes 9 3/4s, 2011                      480,000         525,600         695,000         761,025         405,000          443,475
Ucar Finance, Inc. company
guaranty 10 1/4s, 2012                  170,000         194,225         255,000         291,338         240,000          274,200
United States Steel Corp.
sr. notes 9 3/4s, 2010                   80,000          91,200         105,000         119,700          76,000           86,640
Weyerhaeuser Co. debs.
7.95s, 2025                                  --              --         205,000         252,176         185,000          227,573
Weyerhaeuser Co. debs. 7
1/8s, 2023                                   --              --         140,000         158,561         120,000          135,910
Weyerhaeuser Co. notes 6
3/4s, 2012                                   --              --         225,000         253,537         220,000          247,903
Wheeling-Pittsburgh Steel
Corp. sr. notes 6s, 2010                     --              --              --              --          14,995           12,746
Wheeling-Pittsburgh Steel
Corp. sr. notes 5s, 2011                     --              --              --              --          29,163           24,789
WHX Corp. sr. notes 10 1/2s,
2005                                    145,000         137,750              --              --          60,000           57,000
WMC Finance USA company
guaranty 6 1/4s, 2033
(Australia)                                  --              --          75,000          76,768          60,000           61,414
WMC Finance USA company
guaranty 5 1/8s, 2013
(Australia)                                  --              --         135,000         134,610         100,000           99,711
                                                ---------------                 ---------------                 ----------------
                                                      7,381,536                      14,378,763                        8,672,035

Capital Goods                                               0.4%                            0.6%                             0.7%
--------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr.
sub. notes 9 7/8s, 2007                 180,000         182,700         220,000         223,300         250,000          253,750
AGCO Corp. company guaranty
9 1/2s, 2008                            222,000         236,430         295,000         314,175              --               --
Allied Waste North America,
Inc. company guaranty Ser.
B, 8 1/2s, 2008                         720,000         765,000              --              --              --               --
BE Aerospace, Inc. sr. sub.
notes Ser. B, 8s, 2008                  285,000         285,356         610,000         610,763         250,000          250,313
Blount, Inc. sr. sub. notes
8 7/8s, 2012                            115,000         124,775         155,000         168,175          85,000           92,225
Boeing Capital Corp. sr.
notes 6.1s, 2011                             --              --          25,000          27,269              --               --
Boeing Co. (The) debs. 6
7/8s, 2043                                   --              --         150,000         172,755         185,000          213,064
Browning-Ferris Industries,
Inc. debs. 7.4s, 2035                        --              --       1,218,000       1,065,750         620,000          542,500
Bunge, Ltd. Finance Corp.
company guaranty 7.8s, 2012                  --              --          40,000          47,497          50,000           59,372
Bunge, Ltd. Finance Corp.
company guaranty 4 3/8s,
2008                                         --              --         195,000         196,496         185,000          186,420
Bunge, Ltd. Finance Corp.
notes 5 7/8s, 2013                           --              --         100,000         106,158          75,000           79,619
Crown Euro Holdings SA sec.
notes 10 7/8s, 2013 (France)                 --              --              --              --         300,000          354,750
Crown Euro Holdings SA sec.
notes 9 1/2s, 2011 (France)             420,000         478,800         655,000         746,700              --               --
Decrane Aircraft Holdings
Co. company guaranty zero %,
2008                                         --              --              --              --         297,000          112,860
Earle M. Jorgensen Co. sec.
notes 9 3/4s, 2012                      170,000         191,250         170,000         191,250         120,000          135,000
FIMEP SA sr. notes 10 1/2s,
2013 (France)                           260,000         308,100         395,000         468,075         165,000          195,525
Flowserve Corp. company
guaranty 12 1/4s, 2010                  232,000         257,520         270,000         299,700         240,000          266,400
L-3 Communications Corp.
company guaranty 7 5/8s,
2012                                    290,000         318,275         553,000         606,918         181,000          198,648
L-3 Communications Corp.
company guaranty 6 1/8s,
2013                                     75,000          77,438              --              --              --               --
Legrand SA debs. 8 1/2s,
2025 (France)                            25,000          29,500          40,000          47,200          40,000           47,200
Litton Industries, Inc. sr.
notes 8s, 2009                               --              --         390,000         446,601         365,000          417,973
Lockheed Martin Corp. bonds
8 1/2s, 2029                                 --              --         275,000         376,276         260,000          355,752
Manitowoc Co., Inc. (The)
company guaranty 10 1/2s,
2012                                    130,000         149,500         198,000         227,700         188,000          216,200
Owens-Brockway Glass company
guaranty 8 7/8s, 2009                        --              --       1,193,000       1,297,388         293,000          318,638
Owens-Brockway Glass sr.
sec. notes 8 3/4s, 2012                 850,000         958,375         110,000         124,025              --               --
Owens-Illinois, Inc. debs.
7.8s, 2018                               15,000          15,600          25,000          26,000          10,000           10,400
Pliant Corp. company
guaranty 13s, 2010                           --              --              --              --          30,000           29,175
Raytheon Co. bonds 5 3/8s,
2013                                         --              --          85,000          88,550         100,000          104,176
Raytheon Co. debs. 7s, 2028                  --              --         140,000         162,711         130,000          151,089
Raytheon Co. debs. 6s, 2010                  --              --              --              --          14,000           15,149
Raytheon Co. notes 8.3s,
2010                                         --              --         220,000         260,698         270,000          319,948
Raytheon Co. notes 6 3/4s,
2007                                         --              --         289,000         311,342         193,000          207,920
Raytheon Co. notes 4.85s,
2011                                         --              --         180,000         183,651         160,000          163,245
Sealed Air Corp. 144A bonds
6 7/8s, 2033                                 --              --         170,000         183,580         155,000          167,382
Sealed Air Corp. 144A notes
5 5/8s, 2013                                 --              --         205,000         212,076         135,000          139,660
Sequa Corp. sr. notes 9s,
2009                                    480,000         543,600         657,000         744,053         239,000          270,668
Sequa Corp. sr. notes Ser.
B, 8 7/8s, 2008                              --              --              --              --          10,000           10,950
Tekni-Plex, Inc. company
guaranty Ser. B, 12 3/4s,
2010                                    250,000         236,875         340,000         322,150         240,000          227,400
Terex Corp. company guaranty
Ser. B, 10 3/8s, 2011                   180,000         202,275              --              --          85,000           95,519
Waste Management, Inc. sr.
notes 7 3/8s, 2010                           --              --         270,000         309,488         255,000          292,295
                                                ---------------                 ---------------                 ----------------
                                                      5,361,369                      10,568,470                        6,501,185

Communication Services                                      0.4%                            0.9%                             1.5%
--------------------------------------------------------------------------------------------------------------------------------
Alamosa Delaware, Inc.
company guaranty 11s, 2010              131,000         155,235         103,000         122,055         128,000          151,680
Alamosa Delaware, Inc.
company guaranty
stepped-coupon zero % (12s,
7/31/05), 2009 (STP)                    197,000         213,745          33,000          35,805         122,000          132,370
American Tower Corp. sr.
notes 9 3/8s, 2009                       56,000          59,220          48,000          50,760          31,000           32,783
Ameritech Capital Funding
company guaranty 6 1/4s,
2009                                         --              --         450,000         480,278         295,000          314,849
Asia Global Crossing, Ltd.
sr. notes 13 3/8s, 2010
(Bermuda) (In default) (NON)            190,000          12,350              --              --         100,000            6,500
AT&T Corp. sr. notes 9 3/4s,
2031                                    365,000         435,719         525,000         626,719         275,000          328,281
AT&T Wireless Services, Inc.
notes 8 1/8s, 2012                           --              --          30,000          36,265          50,000           60,442
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031                       --              --         350,000         471,910         240,000          323,595
AT&T Wireless Services, Inc.
sr. notes 7 7/8s, 2011                       --              --         570,000         671,812         660,000          777,887
Bell Atlantic Financial
Services notes Ser. A, 7.6s,
2007                                         --              --         490,000         530,478         405,000          438,457
Bellsouth Capital Funding
notes 7 3/4s, 2010                           --              --         270,000         312,786         190,000          220,109
Centennial Cellular
Operating Co. company
guaranty 10 1/8s, 2013                  230,000         258,175         350,000         392,875              --               --
Centennial Cellular
Operating Co., LLC sr. sub.
notes 10 3/4s, 2008                     152,000         157,700         206,000         213,725         215,000          223,063
Cincinnati Bell, Inc.
company guaranty 7 1/4s,
2013                                    300,000         308,250         425,000         436,688         180,000          184,950
Citizens Communications Co.
notes 9 1/4s, 2011                      220,000         257,400         305,000         356,850         165,000          193,050
Citizens Communications Co.
sr. notes 6 1/4s, 2013                       --              --         145,000         146,088         140,000          141,050
Crown Castle International
Corp. sr. notes 10 3/4s,
2011                                    330,000         358,875              --              --         160,000          174,000
Crown Castle International
Corp. sr. notes 9 3/8s, 2011             70,000          78,400         500,000         560,000         140,000          156,800
Deutsche Telekom
International Finance BV
bonds 8 1/2s, 2010
(Netherlands)                                --              --         400,000         476,549         200,000          238,275
Deutsche Telekom
International Finance BV
company guaranty 8 3/4s,
2030 (Netherlands)                           --              --         450,000         590,072         535,000          701,529
Dobson Communications Corp.
sr. notes 10 7/8s, 2010                  76,000          58,900         420,000         325,500              --               --
France Telecom notes 9 1/4s,
2031 (France)                                --              --          50,000          67,780              --               --
France Telecom notes 7 3/4s,
2011 (France)                                --              --         800,000         954,322         765,000          912,571
Globix Corp. company
guaranty 11s, 2008 (PIK)                 57,898          53,266              --              --          30,021           27,619
Koninklijke (Royal) KPN NV
sr. unsub. notes 8 3/8s,
2030 (Netherlands)                           --              --         225,000         291,930         195,000          253,006
New England Telephone &
Telegraph Co. debs. 7 7/8s,
2029                                         --              --         415,000         501,048         320,000          386,350
Nextel Communications, Inc.
sr. notes 5.95s, 2014                   530,000         548,550       1,290,000       1,335,150       1,025,000        1,060,875
Nextel Partners, Inc. sr.
notes 12 1/2s, 2009                     331,000         377,340         448,000         510,720          82,000           93,480
Qwest Corp. 144A notes 9
1/8s, 2012                            1,235,000       1,426,425       1,165,000       1,345,575         695,000          802,725
Qwest Corp. 144A sr. notes 7
7/8s, 2011                                   --              --         117,000         126,945         114,000          123,690
Rural Cellular Corp. sr.
sub. notes 9 3/4s, 2010                 505,000         457,025              --              --         270,000          244,350
SBC Communications, Inc.
notes 5.1s, 2014                             --              --              --              --          10,000           10,093
SBC Communications, Inc.
notes 4 1/8s, 2009                           --              --              --              --          10,000            9,982
Sprint Capital Corp. company
guaranty 7 5/8s, 2011                        --              --         450,000         522,468         400,000          464,416
Sprint Capital Corp. company
guaranty 6 7/8s, 2028                        --              --         975,000       1,067,417         935,000        1,023,626
Sprint Capital Corp. notes 8
3/8s, 2012                                   --              --              --              --          65,000           79,179
Telecom Italia Capital SA
company guaranty 6 3/8s,
2033 (Luxembourg)                            --              --         345,000         354,728         320,000          329,023
Telecom Italia Capital SA
company guaranty 5 1/4s,
2013 (Luxembourg)                            --              --         240,000         242,576         225,000          227,415
Telecom Italia Capital SA
144A company guaranty 4s,
2010 (Luxembourg)                            --              --         240,000         234,002         270,000          263,253
Telefonica Europe BV company
guaranty 8 1/4s, 2030
(Netherlands)                                --              --         180,000         241,380         175,000          234,675
Triton PCS, Inc. company
guaranty 9 3/8s, 2011                        --              --         470,000         380,700              --               --
TSI Telecommunication
Services, Inc. company
guaranty Ser. B, 12 3/4s,
2009                                    190,000         216,125              --              --         120,000          136,500
United States Cellular Corp.
notes 6.7s, 2033                             --              --         165,000         170,943         150,000          155,403
Verado Holdings, Inc. sr.
disc. notes 13s, 2008 (In
default) (NON)                          461,342              46              --              --         319,391               32
Verizon New England, Inc.
sr. notes 6 1/2s, 2011                       --              --         275,000         302,513         345,000          379,516
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030                            --              --         440,000         566,467         350,000          450,599
Vodafone Group PLC notes 7
7/8s, 2030 (United Kingdom)                  --              --         270,000         348,141         335,000          431,952
Vodafone Group PLC notes 7
3/4s, 2010 (United Kingdom)                  --              --         100,000         116,046          10,000           11,605
Western Wireless Corp. sr.
notes 9 1/4s, 2013                      390,000         424,125         565,000         614,438         275,000          299,063
                                                ---------------                 ---------------                 ----------------
                                                      5,856,871                      17,132,504                       13,210,668

Conglomerates                                                --%                            0.1%                             0.1%
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA
company guaranty 7s, 2028
(Luxembourg)                                 --              --         325,000         377,857         230,000          267,407
Tyco International Group SA
company guaranty 6 3/4s,
2011 (Luxembourg)                            --              --         360,000         403,484         375,000          420,296
                                                ---------------                 ---------------                 ----------------
                                                             --                         781,341                          687,703

Consumer Cyclicals                                          0.9%                            1.2%                             1.8%
--------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.
company guaranty 10 3/4s,
2009                                     85,000          94,775         100,000         111,500         100,000          111,500
Asbury Automotive Group,
Inc. sr. sub. notes 8s, 2014            210,000         207,900              --              --         150,000          148,500
Autonation, Inc. company
guaranty 9s, 2008                       205,000         234,213         290,000         331,325         115,000          131,388
Beazer Homes USA, Inc.
company guaranty 8 5/8s,
2011                                    170,000         184,875         254,000         276,225         243,000          264,263
Boyd Gaming Corp. sr. sub.
notes 7 3/4s, 2012                      230,000         250,988         350,000         381,938         190,000          207,338
Boyd Gaming Corp. sr. sub.
notes 6 3/4s, 2014                       10,000          10,475              --              --              --               --
Building Materials Corp.
company guaranty 8s, 2008               155,000         159,650              --              --         110,000          113,300
CanWest Media, Inc. sr. sub.
notes 10 5/8s, 2011 (Canada)            250,000         280,625         135,000         151,538         210,000          235,725
CanWest Media, Inc. 144A sr.
sub. notes 8s, 2012 (Canada)            321,391         344,692         451,071         483,774         154,145          165,321
Cendant Corp. notes 6 1/4s,
2010                                         --              --         525,000         568,178         375,000          405,842
Cendant Corp. sr. notes 7
3/8s, 2013                                   --              --         140,000         162,223         255,000          295,477
Coinmach Corp. sr. notes 9s,
2010                                    194,000         201,760         280,000         291,200         273,000          283,920
D.R. Horton, Inc. company
guaranty 8s, 2009                            --              --          70,000          78,313          65,000           72,719
D.R. Horton, Inc. sr. notes
5 7/8s, 2013                            344,000         351,310         705,000         719,981         460,000          469,775
DaimlerChrysler NA Holding
Corp. company guaranty 8s,
2010                                         --              --         785,000         907,307         595,000          687,704
DaimlerChrysler NA Holding
Corp. company guaranty 7.2s,
2009                                         --              --              --              --          75,000           83,476
DaimlerChrysler NA Holding
Corp. company guaranty 6
1/2s, 2013                                   --              --              --              --          25,000           27,002
Dana Corp. notes 9s, 2011               325,000         402,594         460,000         569,825         220,000          272,525
Dana Corp. notes 7s, 2029                10,000           9,975              --              --              --               --
Dana Corp. 144A notes 5.85s,
2015                                         --              --         215,000         212,850         215,000          212,850
Dayton Superior Corp. sec.
notes 10 3/4s, 2008                     465,000         497,550         370,000         395,900         235,000          251,450
Delco Remy International,
Inc. company guaranty 11s,
2009                                    250,000         265,313              --              --         120,000          127,350
Dura Operating Corp. company
guaranty Ser. D, 9s, 2009               320,000         318,400         460,000         457,700         260,000          258,700
Federated Department Stores,
Inc. sr. notes 6 5/8s, 2011                  --              --         170,000         190,078         155,000          173,306
FelCor Lodging LP company
guaranty 9s, 2008 (R)                   140,000         158,550              --              --              --               --
Ford Motor Co. debs. 9.98s,
2047                                         --              --         425,000         528,123         350,000          434,925
Ford Motor Credit Corp.
notes 7 7/8s, 2010                           --              --         495,000         545,371         625,000          688,600
Ford Motor Credit Corp.
notes 7 3/4s, 2007                           --              --          20,000          21,246              --               --
Ford Motor Credit Corp.
notes 7 3/8s, 2009                           --              --         375,000         404,501         305,000          328,994
General Motors Acceptance
Corp. bonds 8s, 2031                         --              --         330,000         339,202         225,000          231,274
General Motors Corp. debs. 8
3/8s, 2033                                   --              --         160,000         165,277         260,000          268,575
General Motors Corp. notes
7.2s, 2011                                   --              --          30,000          30,769              --               --
Goodyear Tire & Rubber Co.
(The) notes 7.857s, 2011                230,000         233,450         317,000         321,755         310,000          314,650
GTECH Holdings Corp. notes 4
3/4s, 2010                                   --              --         190,000         190,726         180,000          180,688
Hilton Hotels Corp. notes 8
1/4s, 2011                                   --              --         280,000         330,400         275,000          324,500
HMH Properties, Inc. company
guaranty Ser. B, 7 7/8s,
2008 (R)                                157,000         161,318         231,000         237,353         170,000          174,675
Icon Health & Fitness
company guaranty 11 1/4s,
2012                                    295,000         247,800         440,000         369,600         265,000          222,600
JC Penney Co., Inc. debs.
7.65s, 2016                                  --              --         520,000         595,400         400,000          458,000
JC Penney Co., Inc. notes
9s, 2012                                225,000         277,313              --              --         115,000          141,738
JC Penney Co., Inc. notes
8s, 2010                                     --              --         340,000         388,450              --               --
John Q. Hammons Hotels
LP/John Q. Hammons Hotels
Finance Corp. III 1st mtge.
Ser. B, 8 7/8s, 2012                    410,000         465,350         615,000         698,025         365,000          414,275
K. Hovnanian Enterprises,
Inc. company guaranty 10
1/2s, 2007                               80,000          92,100              --              --              --               --
K. Hovnanian Enterprises,
Inc. sr. notes 6 1/2s, 2014             200,000         201,500         440,000         443,300         205,000          206,538
KB Home sr. sub. notes 9
1/2s, 2011                              130,000         143,000         225,000         247,500         195,000          214,500
Lear Corp. company guaranty
Ser. B, 8.11s, 2009                          --              --         160,000         181,464         150,000          170,123
Levi Strauss & Co. sr. notes
12 1/4s, 2012                           230,000         255,875         350,000         389,375         330,000          367,125
Mandalay Resort Group sr.
notes 9 1/2s, 2008                           --              --              --              --         230,000          262,775
Mandalay Resort Group sr.
sub. notes Ser. B, 10 1/4s,
2007                                    395,000         446,350         415,000         468,950              --               --
MGM Mirage, Inc. company
guaranty 8 3/8s, 2011                   315,000         355,163         436,000         491,590         216,000          243,540
Mohegan Tribal Gaming
Authority sr. sub. notes 6
3/8s, 2009                              225,000         231,188         245,000         251,738         129,000          132,548
Nordstrom, Inc. debs. 6.95s,
2028                                         --              --         160,000         179,533         140,000          157,091
Owens Corning notes 7 1/2s,
2005 (In default) (NON)                 275,000         222,750         380,000         307,800         270,000          218,700
Park Place Entertainment
Corp. sr. notes 7s, 2013                     --              --         170,000         187,425         160,000          176,400
Park Place Entertainment
Corp. sr. sub. notes 9 3/8s,
2007                                         --              --         420,000         463,050         215,000          237,038
Park Place Entertainment
Corp. sr. sub. notes 8 7/8s,
2008                                    285,000         322,763              --              --              --               --
Penn National Gaming, Inc.
sr. sub. notes 8 7/8s, 2010              50,000          54,563         100,000         109,125          55,000           60,019
PRIMEDIA, Inc. company
guaranty 8 7/8s, 2011                   370,000         391,275         600,000         634,500              --               --
PRIMEDIA, Inc. company
guaranty 7 5/8s, 2008                        --              --         425,000         430,313              --               --
PRIMEDIA, Inc. sr. notes 8s,
2013                                    265,000         272,619              --              --         305,000          313,769
Pulte Homes, Inc. company
guaranty 7 7/8s, 2011                        --              --         110,000         127,609         110,000          127,609
RadioShack Corp. notes 7
3/8s, 2011                                   --              --         270,000         306,872         250,000          284,141
RH Donnelley Finance Corp. I
144A company guaranty 8
7/8s, 2010                              385,000         429,275         585,000         652,275         260,000          289,900
Russell Corp. company
guaranty 9 1/4s, 2010                   170,000         182,325         130,000         139,425         240,000          257,400
Ryland Group, Inc. sr. notes
9 3/4s, 2010                            115,000         125,206         179,000         194,886         160,000          174,200
Saks, Inc. company guaranty
7 1/2s, 2010                            245,000         260,925              --              --              --               --
Saks, Inc. company guaranty
7s, 2013                                     --              --         376,000         383,990         174,000          177,698
Starwood Hotels & Resorts
Worldwide, Inc. company
guaranty 7 7/8s, 2012                   325,000         371,313         520,000         594,100         300,000          342,750
Starwood Hotels & Resorts
Worldwide, Inc. company
guaranty 7 3/8s, 2007                    70,000          74,638          45,000          47,981          90,000           95,963
Tenneco Automotive, Inc.
sec. notes Ser. B, 10 1/4s,
2013                                    390,000         460,200         555,000         654,900         270,000          318,600
Tommy Hilfiger USA, Inc.
company guaranty 6.85s, 2008            140,000         140,700         150,000         150,750         110,000          110,550
TRW Automotive, Inc. sr.
notes 9 3/8s, 2013                      397,000         460,520         549,000         636,840         128,000          148,480
United Auto Group, Inc.
company guaranty 9 5/8s,
2012                                    230,000         254,150         255,000         281,775         250,000          276,250
Venetian Casino Resort, LLC
company guaranty 11s, 2010                   --              --         265,000         302,431         165,000          188,306
Vertis, Inc. company
guaranty Ser. B, 10 7/8s,
2009                                    465,000         504,525         625,000         678,125         230,000          249,550
WCI Communities, Inc.
company guaranty 10 5/8s,
2011                                         --              --         490,000         546,350         260,000          289,900
WCI Communities, Inc.
company guaranty 9 1/8s,
2012                                    230,000         255,300              --              --              --               --
William Carter Holdings Co.
(The) company guaranty Ser.
B, 10 7/8s, 2011                        111,000         124,320         150,000         168,000         143,000          160,160
                                                ---------------                 ---------------                 ----------------
                                                     11,991,419                      22,108,025                       15,434,548

Consumer Staples                                            0.7%                            1.3%                             1.7%
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications
Corp. sr. notes 10 7/8s,
2010 (In default) (NON)                 340,000         336,600         480,000         475,200         245,000          242,550
AMC Entertainment, Inc. sr.
sub. notes 9 1/2s, 2011                      --              --              --              --         173,000          178,839
AMC Entertainment, Inc. sr.
sub. notes 8s, 2014                          --              --              --              --          43,000           42,785
AOL Time Warner, Inc. bonds
7 5/8s, 2031                                 --              --              --              --         105,000          127,025
AT&T Broadband Corp. company
guaranty 8 3/8s, 2013                        --              --         565,000         696,699         630,000          776,850
British Sky Broadcasting PLC
company guaranty 8.2s, 2009
(United Kingdom)                        250,000         288,978              --              --              --               --
Chancellor Media Corp.
company guaranty 8s, 2008               280,000         314,380         455,000         510,867              --               --
Charter Communications
Holdings, LLC/Capital Corp.
sr. notes 11 1/8s, 2011                 290,000         262,450         405,000         366,525         605,000          547,525
Charter Communications
Holdings, LLC/Capital Corp.
sr. notes 8 5/8s, 2009                  460,000         399,050         835,000         724,363              --               --
Clear Channel
Communications, Inc. sr.
notes 5 3/4s, 2013                           --              --         250,000         258,313         220,000          227,316
ConAgra Foods, Inc. notes 7
7/8s, 2010                                   --              --         375,000         440,529         275,000          323,055
ConAgra Foods, Inc. notes 6
3/4s, 2011                                   --              --         115,000         129,384         155,000          174,386
Constellation Brands, Inc.
company guaranty Ser. B, 8s,
2008                                    170,000         186,150              --              --         240,000          262,800
Constellation Brands, Inc.
sr. sub. notes Ser. B, 8
1/8s, 2012                                   --              --         270,000         294,975              --               --
Cox Communications, Inc.
notes 7 3/4s, 2010                           --              --         135,000         154,642         200,000          229,099
Cox Communications, Inc.
144A notes 5.45s, 2014                       --              --         440,000         439,983         470,000          469,982
Cox Communications, Inc.
144A notes 4 5/8s, 2010                      --              --         130,000         129,700         160,000          159,631
Cox Enterprises, Inc. 144A
notes 8s, 2007                               --              --         215,000         231,250         115,000          123,692
CSC Holdings, Inc. debs. 7
5/8s, 2018                              185,000         195,638         690,000         729,675              --               --
CSC Holdings, Inc. debs.
Ser. B, 8 1/8s, 2009                    615,000         672,656         580,000         634,375         495,000          541,406
CVS Corp. 144A pass-through
certificates 6.117s, 2013                    --              --         227,163         240,861         176,167          186,790
Dean Foods Co. sr. notes
8.15s, 2007                             175,000         190,750         270,000         294,300         236,000          257,240
Del Monte Corp. company
guaranty Ser. B, 9 1/4s,
2011                                    295,000         322,288         490,000         535,325         170,000          185,725
Delhaize America, Inc.
company guaranty 8 1/8s,
2011                                    340,000         396,346         500,000         582,862         290,000          338,060
Diageo PLC company guaranty
8s, 2022 (United Kingdom)                    --              --         165,000         213,487         135,000          174,671
DirecTV Holdings, LLC sr.
notes 8 3/8s, 2013                      340,000         381,225         540,000         605,475         130,000          145,763
Diva Systems Corp. sr. disc.
notes Ser. B, 12 5/8s, 2008
(In default) (NON)                    1,829,000           8,002              --              --       1,123,000            4,913
Doane Pet Care Co. sr. sub.
debs. 9 3/4s, 2007                      300,000         295,500         455,000         448,175         430,000          423,550
Dole Food Co. sr. notes 8
5/8s, 2009                              129,000         140,288         258,000         280,575         115,000          125,063
Echostar DBS Corp. sr. notes
6 3/8s, 2011                            640,000         654,400         905,000         925,363         425,000          434,563
Foster's Finance Corp. 144A
notes 4 7/8s, 2014                           --              --         100,000          99,419          90,000           89,477
Fred Meyer, Inc. Holding Co.
company guaranty 7.45s, 2008                 --              --         345,000         380,375         160,000          176,406
Grand Metro Investment Corp.
company guaranty 9s, 2011                    --              --          45,000          56,519          75,000           94,198
Hindustan Lever, Ltd. debs.
9s, 2005 (F)                             58,813           8,127              --              --              --               --
Hormel Foods Corp. notes 6
5/8s, 2011                                   --              --         480,000         536,791         310,000          346,678
Insight Midwest LP/Insight
Capital, Inc. sr. notes 10
1/2s, 2010                              160,000         175,200         250,000         273,750              --               --
Johnson (SC) & Son, Inc.
144A bonds 5 3/4s, 2033                      --              --         365,000         368,542         260,000          262,523
Jones Intercable, Inc. sr.
notes 7 5/8s, 2008                           --              --         110,000         121,709          25,000           27,661
Knology, Inc. 144A sr. notes
12s, 2009 (PIK)                          31,672          30,563              --              --          13,398           12,929
Kraft Foods, Inc. notes 6
1/4s, 2012                                   --              --              --              --          75,000           82,332
Kraft Foods, Inc. notes 5
5/8s, 2011                                   --              --       1,005,000       1,064,237         610,000          645,955
Liberty Media Corp. sr.
notes 5.7s, 2013                             --              --         300,000         297,677         300,000          297,677
Miller Brewing Co. 144A
notes 5 1/2s, 2013                           --              --         305,000         317,408         235,000          244,560
News America, Inc. debs. 7
1/4s, 2018                                   --              --          10,000          11,529         110,000          126,822
News America, Inc. 144A
bonds 6.2s, 2034                             --              --         280,000         283,785         280,000          283,785
News America, Inc. 144A
notes 5.3s, 2014                             --              --         380,000         384,484         250,000          252,950
Playtex Products, Inc.
company guaranty 9 3/8s,
2011                                    350,000         373,625         510,000         544,425         310,000          330,925
Premium Standard Farms, Inc.
sr. notes 9 1/4s, 2011                  355,000         376,300         165,000         174,900         295,000          312,700
Quebecor Media, Inc. sr.
notes 11 1/8s, 2011 (Canada)            340,000         389,300         520,000         595,400         210,000          240,450
Remington Arms Co., Inc.
company guaranty 10 1/2s,
2011                                    205,000         197,825         300,000         289,500         125,000          120,625
Rite Aid Corp. debs. 6 7/8s,
2013                                    405,000         364,500         105,000          94,500              --               --
Rite Aid Corp. notes 7 1/8s,
2007                                         --              --         270,000         270,000              --               --
Rite Aid Corp. sr. notes 9
1/4s, 2013                              130,000         131,300         445,000         449,450         430,000          434,300
Royal Caribbean Cruises,
Ltd. sr. notes 8 3/4s, 2011
(Liberia)                               250,000         295,313         340,000         401,625              --               --
Sbarro, Inc. company
guaranty 11s, 2009                      200,000         202,000         110,000         111,100         235,000          237,350
Sinclair Broadcast Group,
Inc. company guaranty 8s,
2012                                    260,000         276,250         390,000         414,375         140,000          148,750
Six Flags, Inc. sr. notes 8
7/8s, 2010                              205,000         208,844         865,000         881,219         365,000          371,844
TCI Communications, Inc.
debs. 9.8s, 2012                             --              --         320,000         412,478         295,000          380,253
TCI Communications, Inc.
debs. 8 3/4s, 2015                           --              --         175,000         223,205         100,000          127,546
TCI Communications, Inc.
debs. 7 7/8s, 2013                           --              --         365,000         437,632         405,000          485,592
Time Warner, Inc. debs.
9.15s, 2023                                  --              --          50,000          66,998              --               --
Time Warner, Inc. debs. 9
1/8s, 2013                                   --              --       1,030,000       1,324,105         805,000        1,034,859
Turner Broadcasting System,
Inc. sr. notes 8 3/8s, 2013                  --              --         115,000         141,698          95,000          117,055
Tyson Foods, Inc. notes 7
1/4s, 2006                                   --              --         140,000         148,430         140,000          148,430
USA Interactive Corp. notes
7s, 2013                                     --              --         120,000         132,368         110,000          121,337
Vivendi Universal SA sr.
notes 9 1/4s, 2010 (France)             240,000         273,000         385,000         437,938              --               --
Vivendi Universal SA sr.
notes 6 1/4s, 2008 (France)             285,000         309,225         455,000         493,675              --               --
Williams Scotsman, Inc.
company guaranty 9 7/8s,
2007                                    250,000         250,000         340,000         340,000         260,000          260,000
Young Broadcasting, Inc.
company guaranty 10s, 2011              185,000         197,488         260,000         277,550         124,000          132,370
Yum! Brands, Inc. sr. notes
8 7/8s, 2011                                 --              --         125,000         154,440         120,000          148,262
                                                ---------------                 ---------------                 ----------------
                                                      9,103,561                      23,356,139                       14,799,880

Energy                                                      0.2%                            0.4%                             0.7%
--------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners
LP/AmeriGas Eagle Finance
Corp. sr. notes 8 7/8s, 2011            240,000         261,600         201,000         219,090         194,000          211,460
Anadarko Finance Co. company
guaranty Ser. B, 6 3/4s,
2011                                         --              --         195,000         219,613         180,000          202,719
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013                  160,000         165,200         250,000         258,125         240,000          247,800
Bluewater Finance, Ltd.
company guaranty 10 1/4s,
2012 (Cayman Islands)                   115,000         125,638         180,000         196,650         165,000          180,263
BRL Universal Equipment sec.
notes 8 7/8s, 2008                      275,000         288,750         520,000         546,000         236,000          247,800
Buckeye Partners LP notes
5.3s, 2014                                   --              --         115,000         116,478         115,000          116,478
Chesapeake Energy Corp.
company guaranty 9s, 2012                    --              --         530,000         605,525         240,000          274,200
Chesapeake Energy Corp.
company guaranty 7 3/4s,
2015                                    383,000         416,513              --              --              --               --
Chesapeake Energy Corp. 144A
sr. notes 6 3/8s, 2015                       --              --         130,000         133,575         125,000          128,438
Dresser, Inc. company
guaranty 9 3/8s, 2011                   205,000         224,475         275,000         301,125         275,000          301,125
Enbridge Energy Partners LP
sr. notes 5.35s, 2014                        --              --         120,000         121,687         115,000          116,617
Encore Acquisition Co.
company guaranty 8 3/8s,
2012                                     95,000         105,688          85,000          94,563         135,000          150,188
Forest Oil Corp. company
guaranty 7 3/4s, 2014                    95,000         103,313         145,000         157,688         135,000          146,813
Kerr-McGee Corp. company
guaranty 6 7/8s, 2011                        --              --         280,000         315,301         260,000          292,780
MidAmerican Energy Holdings
Co. sr. notes 4 5/8s, 2007                   --              --         920,000         934,127         590,000          599,060
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012                         --              --         300,000         306,382         280,000          285,957
Newfield Exploration Co. sr.
notes 7 5/8s, 2011                      215,000         241,875         345,000         388,125         230,000          258,750
Newfield Exploration Co.
144A sr. sub. notes 6 5/8s,
2014                                    265,000         280,238              --              --              --               --
Occidental Petroleum Corp.
debs. 10 1/8s, 2009                          --              --         390,000         481,404         250,000          308,592
Ocean Energy, Inc. company
guaranty 7 1/4s, 2011                        --              --         185,000         210,849         200,000          227,945
Oslo Seismic Services, Inc.
1st mtge. 8.28s, 2011                    65,668          69,644          95,517         101,300          68,653           72,810
Parker Drilling Co. company
guaranty Ser. B, 10 1/8s,
2009                                     79,000          83,148         119,000         125,248         104,000          109,460
Petro-Canada, Ltd. bonds
5.35s, 2033 (Canada)                         --              --         155,000         143,758         150,000          139,120
Phillips Petroleum Co. notes
8 3/4s, 2010                                 --              --         205,000         250,176         300,000          366,112
Plains Exploration &
Production Co. sr. sub.
notes 8 3/4s, 2012                      170,000         189,975          90,000         100,575         200,000          223,500
Pogo Producing Co. sr. sub.
notes Ser. B, 8 1/4s, 2011              240,000         260,400         430,000         466,550         195,000          211,575
Schlumberger Technology
Corp. 144A notes 6 1/2s,
2012                                         --              --         380,000         423,484         350,000          390,051
Seven Seas Petroleum, Inc.
sr. notes Ser. B, 12 1/2s,
2005 (In default) (NON)(F)                   --              --              --              --          60,000                1
Star Gas Partners LP/Star
Gas Finance Co. sr. notes 10
1/4s, 2013                              180,000         197,100         255,000         279,225         135,000          147,825
Sunoco, Inc. notes 4 7/8s,
2014                                         --              --         130,000         128,544         110,000          108,768
Vintage Petroleum, Inc. sr.
notes 8 1/4s, 2012                      145,000         160,225         235,000         259,675         160,000          176,800
XTO Energy, Inc. sr. notes 7
1/2s, 2012                                   --              --          65,000          76,063          60,000           70,212
                                                ---------------                 ---------------                 ----------------
                                                      3,173,782                       7,960,905                        6,313,219

Financial                                                    --%                            1.6%                             3.0%
--------------------------------------------------------------------------------------------------------------------------------
Allfirst Financial Inc. sub.
notes 7.2s, 2007                             --              --         235,000         254,877         180,000          195,225
American General Corp. notes
7 1/2s, 2010                                 --              --         355,000         408,312         380,000          437,066
AXA Financial, Inc. sr.
notes 7 3/4s, 2010                           --              --         290,000         338,089         220,000          256,482
Bank of America Corp. sub.
notes 7.4s, 2011                             --              --       1,560,000       1,807,070       1,400,000        1,621,729
Bank of New York Co., Inc.
(The) sr. sub. notes FRN
3.4s, 2013                                   --              --         110,000         107,111          75,000           73,030
Bank One Corp. sub. notes 5
1/4s, 2013                                   --              --          30,000          30,809         115,000          118,102
Bank United Corp. sub. notes
8 7/8s, 2007                                 --              --         635,000         702,746         445,000          492,475
Barclays Bank PLC 144A jr.
sub. bonds, FRN 6.86s, 2049
(United Kingdom)                             --              --         170,000         191,181         160,000          179,935
Block Financial  Corp. notes
5 1/8s, 2014                                 --              --         155,000         151,524         155,000          151,524
Capital One Bank notes 6
1/2s, 2013                                   --              --          95,000         103,805         125,000          136,586
Capital One Bank notes Ser.
BKNT, 4 7/8s, 2008                           --              --         110,000         112,972          85,000           87,297
Capital One Bank sr. notes
Ser. BKNT, 6.7s, 2008                        --              --         255,000         275,541         195,000          210,708
Capital One Financial Corp.
notes 7 1/4s, 2006                           --              --         150,000         157,085          90,000           94,251
CenterPoint Properties Trust
notes Ser. MTN, 4 3/4s, 2010                 --              --         145,000         144,805         115,000          114,846
CIT Group, Inc. sr. notes 7
3/4s, 2012                                   --              --              --              --          80,000           94,638
CIT Group, Inc. sr. notes
5s, 2014                                     --              --         795,000         793,695         675,000          673,892
Citigroup, Inc. debs. 6
5/8s, 2028                                   --              --         710,000         798,269         650,000          730,809
Citigroup, Inc. notes 5.85s,
2034                                         --              --         295,000         303,456         305,000          313,742
Citigroup, Inc. sub. notes
4.825s, 2015                                 --              --         275,000         271,779         435,000          429,906
Citigroup, Inc. 144A sub.
notes 5s, 2014                               --              --          11,000          11,053          53,000           53,256
Colonial Properties Trust
notes 6 1/4s, 2014 (R)                       --              --         145,000         152,425         130,000          136,657
Countrywide Capital III
company guaranty Ser. B,
8.05s, 2027                                  --              --         230,000         270,649         180,000          211,812
Credit Suisse First Boston
USA, Inc. notes 4 7/8s, 2015                 --              --         165,000         162,955         165,000          162,955
Crescent Real Estate
Equities LP sr. notes 9
1/4s, 2009 (R)                          145,000         159,138         226,000         248,035         209,000          229,377
Developers Diversified
Realty Corp. notes 4 5/8s,
2010 (R)                                     --              --          95,000          93,886          90,000           88,945
Equity One, Inc. company
guaranty 3 7/8s, 2009                        --              --         405,000         391,032         405,000          391,032
Executive Risk Capital Trust
company guaranty Class B,
8.675s, 2027                                 --              --         430,000         486,738         300,000          339,585
Finova Group, Inc. notes 7
1/2s, 2009                              631,450         309,411         868,700         425,663         565,750          277,218
First Chicago NBD Corp. sub.
notes 6 3/8s, 2009                           --              --         565,000         613,271         470,000          510,154
First Union National Bank
sub. notes 7.8s, 2010                        --              --         830,000         974,803         745,000          874,974
Fleet Capital Trust V bank
guaranty FRN 3.51s, 2028                     --              --         225,000         225,588         220,000          220,575
Franchise Finance Corp. of
America sr. notes 8 3/4s,
2010 (R)                                     --              --         665,000         821,962         465,000          574,755
Fund American Cos. Inc.
notes 5 7/8s, 2013                           --              --         300,000         305,143         230,000          233,943
General Electric Capital
Corp. notes Ser. A, 6 3/4s,
2032                                         --              --         150,000         175,568         105,000          122,897
General Electric Capital
Corp. notes Ser. A, 6s, 2012                 --              --       1,115,000       1,215,391         885,000          964,683
General Electric Capital
Corp. notes Ser. MTNA, 6
1/8s, 2011                                   --              --              --              --         220,000          240,986
Goldman Sachs Group, Inc.
(The) notes 4 3/4s, 2013                     --              --         345,000         341,327         300,000          296,806
Greenpoint Capital Trust I
company guaranty 9.1s, 2027                  --              --         130,000         148,903         115,000          131,722
Hartford Financial Services
Group, Inc. (The) sr. notes
7.9s, 2010                                   --              --         260,000         300,638         295,000          341,109
Heller Financial, Inc. notes
7 3/8s, 2009                                 --              --          70,000          79,698          40,000           45,542
Heritage Property Investment
Trust company guaranty 5
1/8s, 2014 (R)                               --              --         150,000         144,361         150,000          144,361
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)                       --              --         390,000         430,636         295,000          325,737
Household Finance Corp.
notes 8s, 2010                               --              --         115,000         135,348         265,000          311,888
Household Finance Corp.
notes 7s, 2012                               --              --       1,600,000       1,827,163       1,285,000        1,467,440
Household Finance Corp.
notes 4 1/8s, 2009                           --              --              --              --          40,000           39,785
HRPT Properties Trust bonds
5 3/4s, 2014 (R)                             --              --         115,000         117,742         105,000          107,504
HRPT Properties Trust notes
6 1/4s, 2016 (R)                             --              --         105,000         110,754          95,000          100,206
HSBC Capital Funding LP 144A
bank guaranty FRB 9.547s,
2049 (Jersey)                                --              --         530,000         660,304         410,000          510,801
International Lease Finance
Corp. notes 4.35s, 2008                      --              --         350,000         353,139         275,000          277,467
iStar Financial, Inc. sr.
notes 7s, 2008 (R)                           --              --         300,000         324,157         235,000          253,923
iStar Financial, Inc. sr.
notes 6s, 2010 (R)                           --              --         125,000         131,769         160,000          168,664
John Hancock Global Funding
II 144A notes 7.9s, 2010                     --              --         135,000         158,068         125,000          146,360
JPMorgan Chase & Co. sub.
notes 6 5/8s, 2012                           --              --         150,000         167,898          75,000           83,949
JPMorgan Chase & Co. sub.
notes 5 1/8s, 2014                           --              --         265,000         266,738         500,000          503,280
Kimco Realty Corp. notes
Ser. MTNC, 5.19s, 2013 (R)                   --              --         110,000         110,451         105,000          105,431
Lehman Brothers Holdings,
Inc. notes 6 5/8s, 2012                      --              --         180,000         201,274         165,000          184,501
Liberty Mutual Insurance
144A notes 7.697s, 2097                      --              --         345,000         361,208         295,000          308,859
Merrill Lynch & Co., Inc.
notes Ser. B, 4 3/4s, 2009                   --              --          65,000          66,402          95,000           97,049
MetLife, Inc. sr. notes 6
1/8s, 2011                                   --              --         140,000         152,149         130,000          141,281
Morgan Stanley Dean Witter &
Co. sr. notes 6 3/4s, 2011                   --              --         170,000         190,678         160,000          179,462
National City Bank sub.
notes Ser. BKNT, 6 1/4s,
2011                                         --              --         590,000         646,723         570,000          624,800
National Westminster Bank
sub. notes 7 3/8s, 2009
(United Kingdom)                             --              --         495,000         563,526         470,000          535,065
Nationwide Financial
Services, Inc. notes 5 5/8s,
2015                                         --              --         125,000         127,286         425,000          432,771
Nationwide Mutual Insurance
Co. 144A notes 8 1/4s, 2031                  --              --         210,000         259,535              --               --
Nordea Bank Finland PLC sub.
notes 6 1/2s, 2009 (Finland)                 --              --         515,000         562,419         400,000          436,830
OneAmerica Financial
Partners, Inc. 144A bonds
7s, 2033                                     --              --         140,000         151,158         120,000          129,564
PNC Funding Corp. bonds 5
1/4s, 2015                                   --              --         485,000         491,380         425,000          430,591
Popular North America, Inc.
sub. notes 3 7/8s, 2008                      --              --         250,000         249,681         240,000          239,694
Principal Life Global
Funding I 144A sec. notes 5
1/4s, 2013                                   --              --         405,000         413,926         285,000          291,281
Protective Life Corp. notes
4.3s, 2013                                   --              --         200,000         191,575         155,000          148,471
Prudential Financial, Inc.
notes Ser. MTNB, 4 1/2s,
2013                                         --              --              --              --          85,000           82,169
Prudential Insurance Co.
144A notes 8.3s, 2025                        --              --         380,000         485,254         235,000          300,091
Rabobank Capital Funding II
144A bonds 5.26s, 2049                       --              --         110,000         111,924         100,000          101,749
Rabobank Capital Funding
Trust 144A sub. notes FRN
5.254s, 2049                                 --              --         105,000         104,429         110,000          109,402
Simon Property Group LP 144A
notes 5 5/8s, 2014 (R)                       --              --         140,000         144,985         130,000          134,629
St. Paul Co., Inc. (The) sr.
notes 5 3/4s, 2007                           --              --         445,000         464,284         345,000          359,951
State Street Capital Trust
II notes FRN 2.79s, 2008                     --              --         390,000         391,747         255,000          256,142
Suncorp-Metway, Ltd. 144A
notes FRB 3 1/2s, 2013
(Australia)                                  --              --         290,000         284,830         225,000          220,989
Travelers Property Casualty
Corp. sr. notes 3 3/4s, 2008                 --              --         150,000         148,534         105,000          103,974
UBS AG/Jersey Branch FRN
5.51s, 2008 (United Kingdom)                 --              --         685,000         719,250         530,000          556,500
UBS Preferred Funding Trust
I company guaranty FRB
8.622s, 2049                                 --              --         285,000         342,575         260,000          312,524
Vornado Realty Trust notes 4
3/4s, 2010                                   --              --         220,000         220,473         200,000          200,430
Wachovia Corp. sub. notes 5
1/4s, 2014                                   --              --         340,000         348,467         320,000          327,969
Washington Mutual, Inc. sub.
notes 8 1/4s, 2010                           --              --         100,000         116,994         280,000          327,582
Washington Mutual, Inc. sub.
notes 4 5/8s, 2014                           --              --         465,000         446,402         460,000          441,602
Western Financial Bank sub.
debs. 9 5/8s, 2012                      260,000         296,400         550,000         627,000         235,000          267,900
Westpac Capital Trust III
144A sub. notes FRN 5.819s,
2049                                         --              --         295,000         309,352         230,000          241,190
                                                ---------------                 ---------------                 ----------------
                                                        764,949                      29,231,802                       25,933,034

Health Care                                                 0.3%                            0.3%                             0.4%
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.
notes 6.95s, 2011                            --              --         720,000         810,692         470,000          529,202
AmerisourceBergen Corp. sr.
notes 8 1/8s, 2008                      310,000         344,875         470,000         522,875         215,000          239,188
Bayer Corp. 144A bonds FRB
6.2s, 2008                                   --              --         220,000         234,612         160,000          170,627
Extendicare Health Services,
Inc. company guaranty 9
1/2s, 2010                              240,000         268,800              --              --         170,000          190,400
HCA, Inc. sr. notes 7 7/8s,
2011                                    196,000         215,894         605,000         666,408         340,000          374,510
HCA, Inc. sr. notes 6.95s,
2012                                         --              --         195,000         205,316         190,000          200,052
Healthsouth Corp. sr. notes
8 1/2s, 2008                            133,000         137,988         230,000         238,625         205,000          212,688
Healthsouth Corp. sr. notes
7s, 2008                                348,000         353,220         605,000         614,075         170,000          172,550
Hospira, Inc. notes 4.95s,
2009                                         --              --         185,000         188,985         165,000          168,554
MedQuest, Inc. company
guaranty Ser. B, 11 7/8s,
2012                                     64,000          75,200              --              --         122,000          143,350
MQ Associates, Inc. sr.
disc. notes stepped-coupon
zero % (12 1/4s, 8/15/08),
2012 (STP)                              250,000         188,750         335,000         252,925         175,000          132,125
Omnicare, Inc. sr. sub.
notes 6 1/8s, 2013                      380,000         381,900         445,000         447,225         275,000          276,375
Owens & Minor, Inc. company
guaranty 8 1/2s, 2011                   340,000         374,850              --              --         170,000          187,425
PacifiCare Health Systems,
Inc. company guaranty 10
3/4s, 2009                              250,000         289,063         374,000         432,438         208,000          240,500
Stewart Enterprises, Inc.
notes 10 3/4s, 2008                     215,000         232,738         210,000         227,325         230,000          248,975
Tenet Healthcare Corp. sr.
notes 6 1/2s, 2012                       20,000          18,500              --              --              --               --
Tenet Healthcare Corp. sr.
notes 6 3/8s, 2011                      195,000         180,863              --              --              --               --
Ventas Realty LP/Capital
Corp. company guaranty 9s,
2012 (R)                                355,000         414,019         460,000         536,475         135,000          157,444
Ventas Realty LP/Capital
Corp. company guaranty 8
3/4s, 2009 (R)                               --              --          65,000          72,881          85,000           95,306
WellPoint, Inc. 144A notes
5s, 2014                                     --              --         110,000         109,654         105,000          104,669
WellPoint, Inc. 144A notes 4
1/4s, 2009                                   --              --         110,000         109,948         105,000          104,950
                                                ---------------                 ---------------                 ----------------
                                                      3,476,660                       5,670,459                        3,948,890

Other                                                       0.3%                            0.9%                             0.2%
--------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX HY 144A
pass-through certificates 7
3/4s, 2009                            3,500,000       3,598,435      15,880,000      16,326,631       2,000,000        2,056,340

Technology                                                  0.2%                            0.2%                             0.3%
--------------------------------------------------------------------------------------------------------------------------------
Computer Associates
International, Inc. 144A sr.
notes 5 5/8s, 2014                           --              --         115,000         116,250         115,000          116,250
Fiserv, Inc. notes 4s, 2008                  --              --         170,000         170,572         125,000          125,421
Iron Mountain, Inc. company
guaranty 8 5/8s, 2013                    15,000          15,938              --              --         190,000          201,875
Iron Mountain, Inc. sr. sub.
notes 8 1/4s, 2011                      215,000         221,450         485,000         499,550          40,000           41,200
Lucent Technologies, Inc.
debs. 6.45s, 2029                       620,000         561,100         990,000         895,950         405,000          366,525
Motorola, Inc. notes 7 5/8s,
2010                                         --              --          90,000         104,397          70,000           81,197
Motorola, Inc. notes 4.608s,
2007                                         --              --         210,000         214,145         195,000          198,849
Nortel Networks Corp. notes
6 1/8s, 2006 (Canada)                   440,000         447,700         630,000         641,025         245,000          249,288
Seagate Technology Hdd
Holdings company guaranty
8s, 2009 (Cayman Islands)               200,000         215,500         305,000         328,638              --               --
SunGard Data Systems, Inc.
bonds 4 7/8s, 2014                           --              --         155,000         150,645         145,000          140,926
UGS Corp. 144A sr. sub.
notes 10s, 2012                         160,000         182,000         220,000         250,250         120,000          136,500
Unisys Corp. sr. notes 8
1/8s, 2006                              145,000         152,613         222,000         233,655         108,000          113,670
Xerox Corp. company guaranty
9 3/4s, 2009                            100,000         117,500              --              --              --               --
Xerox Corp. sr. notes 7
5/8s, 2013                              110,000         120,725              --              --              --               --
Xerox Corp. sr. notes 6
7/8s, 2011                              500,000         532,500         810,000         862,650         430,000          457,950
                                                ---------------                 ---------------                 ----------------
                                                      2,567,026                       4,467,727                        2,229,651

Transportation                                              0.1%                            0.1%                             0.2%
--------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018                       --              --          74,347          74,626          61,956           62,188
Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017                     --              --         401,765         390,716         283,350          275,558
Continental Airlines, Inc.
pass-through certificates
Ser. 98-2, 6.32s, 2008                       --              --           5,000           5,043          75,000           75,649
CSX Corp. notes 6 3/4s, 2011                 --              --         205,000         229,454         180,000          201,472
CSX Corp. notes 6 1/4s, 2008                 --              --          85,000          91,645          75,000           80,863
Kansas City Southern Railway
Co. company guaranty 9 1/2s,
2008                                    295,000         334,825         465,000         527,775         205,000          232,675
Navistar International Corp.
company guaranty Ser. B, 9
3/8s, 2006                               70,000          74,550              --              --              --               --
Norfolk Southern Corp. notes
7.05s, 2037                                  --              --         410,000         479,401         295,000          344,935
Norfolk Southern Corp. sr.
notes 6 3/4s, 2011                           --              --          95,000         107,063         160,000          180,316
Northwest Airlines Corp.
pass-through certificates
Ser. 99-2A, 7.575s, 2019                     --              --         106,743         110,272          81,124           83,807
Northwest Airlines, Inc. sr.
notes 9 7/8s, 2007                      170,000         153,000              --              --              --               --
Travel Centers of America,
Inc. company guaranty 12
3/4s, 2009                              130,000         148,200              --              --          60,000           68,400
Union Pacific Corp. notes 7
3/8s, 2009                                   --              --         331,000         373,818         315,000          355,748
Union Pacific Corp. 144A
pass-through certificates
5.214s, 2014                                 --              --         115,000         115,286         100,000          100,249
United AirLines, Inc. debs.
9 1/8s, 2012 (In default)
(NON)                                   580,000          50,750         815,000          71,313         770,000           67,375
                                                ---------------                 ---------------                 ----------------
                                                        761,325                       2,576,412                        2,129,235

Utilities & Power                                           0.4%                            0.9%                             1.5%
--------------------------------------------------------------------------------------------------------------------------------
AEP Texas Central Co. sr.
notes Ser. D, 5 1/2s, 2013                   --              --         125,000         129,819          90,000           93,470
AEP Texas North Co. sr.
notes Ser. B, 5 1/2s, 2013                   --              --         125,000         129,839         155,000          161,000
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013                      540,000         614,250         740,000         841,750         260,000          295,750
Allegheny Energy Supply 144A
bonds 8 1/4s, 2012                      225,000         251,438         340,000         379,950         115,000          128,513
Allegheny Energy Supply 144A
sec. notes 10 1/4s, 2007                 85,000          96,475         130,000         147,550         125,000          141,875
Arizona Public Services Co.
notes 6 1/2s, 2012                           --              --         350,000         389,071              --               --
Atmos Energy Corp. notes
4.95s, 2014                                  --              --         180,000         178,378         175,000          173,423
Calpine Corp. 144A sec.
notes 8 1/2s, 2010                      515,000         441,613         660,000         565,950         350,000          300,125
Carolina Power & Light Co.
1st mtge. 6 1/8s, 2033                       --              --          10,000          10,649          55,000           58,570
CenterPoint Energy Resources
Corp. notes 7 3/4s, 2011                     --              --         240,000         279,763         185,000          215,651
CenterPoint Energy Resources
Corp. sr. notes Ser. B, 7
7/8s, 2013                              245,000         291,205         385,000         457,607         355,000          421,949
Cleveland Electric
Illuminating Co. (The) sr.
notes 5.65s, 2013                            --              --         280,000         290,391         225,000          233,350
CMS Energy Corp.
pass-through certificates
7s, 2005                                360,000         360,000              --              --              --               --
CMS Energy Corp. sr. notes 9
7/8s, 2007                                   --              --         275,000         307,313              --               --
Consolidated Natural Gas Co.
sr. notes 5s, 2014                           --              --         180,000         180,173         315,000          315,302
Consumers Energy Co. 1st
mtge. Ser. B, 5 3/8s, 2013                   --              --         490,000         506,756         425,000          439,533
Consumers Energy Co. 1st.
mtge. 5s, 2015                               --              --          70,000          69,625         130,000          129,303
Dayton Power & Light Co.
(The) 144A 1st mtge. 5 1/8s,
2013                                         --              --         170,000         173,114         160,000          162,931
Dominion Resources, Inc.
notes 5 1/8s, 2009                           --              --         235,000         242,444         150,000          154,752
DPL, Inc. sr. notes 6 7/8s,
2011                                    190,000         207,505         265,000         289,415         135,000          147,438
Duke Capital Corp. sr. notes
Ser. A, 6 1/4s, 2005                         --              --         305,000         310,053         215,000          218,562
Duke Energy Field Services,
LLC notes 7 7/8s, 2010                       --              --         480,000         559,830         485,000          565,662
Dynegy Holdings, Inc. sr.
notes 6 7/8s, 2011                      305,000         293,563         475,000         457,188         435,000          418,688
Edison Mission Energy sr.
notes 9 7/8s, 2011                      350,000         414,750         405,000         479,925              --               --
El Paso Corp. sr. notes Ser.
MTN, 7 3/4s, 2032                       590,000         564,925         880,000         842,600         400,000          383,000
Exelon Generation Co., LLC
sr. notes 6.95s, 2011                        --              --         425,000         479,712         400,000          451,494
FirstEnergy Corp. notes Ser.
B, 6.45s, 2011                               --              --           5,000           5,432          35,000           38,026
Florida Power & Light Co.
1st mtge. 5.95s, 2033                        --              --         185,000         198,222         175,000          187,507
Florida Power & Light Co.
1st mtge. 5 5/8s, 2034                       --              --         115,000         117,847          85,000           87,104
Indianapolis Power & Light
144A 1st mtge. 6.3s, 2013                    --              --         115,000         123,454         110,000          118,086
Jersey Central Power & Light
1st mtge. 5 5/8s, 2016                       --              --              --              --          20,000           20,939
Kinder Morgan, Inc. sr.
notes 6 1/2s, 2012                           --              --         350,000         384,331         315,000          345,898
Midwest Generation, LLC sec.
sr. notes 8 3/4s, 2034                  330,000         374,550         465,000         527,775         270,000          306,450
Monongahela Power Co. 1st
mtge. 5s, 2006                               --              --         410,000         417,404         365,000          371,592
National Fuel Gas Co. notes
5 1/4s, 2013                                 --              --         145,000         147,409         100,000          101,661
Nevada Power Co. 2nd mtge.
9s, 2013                                115,000         134,550         332,000         388,440         298,000          348,660
Nevada Power Co. 144A
general ref. mtge. 5 7/8s,
2015                                         --              --          80,000          80,600         120,000          120,900
NiSource Finance Corp.
company guaranty 7 7/8s,
2010                                         --              --         295,000         346,796         260,000          305,651
Northern States Power Co.
mtge. Ser. B, 8s, 2012                       --              --         575,000         700,766         530,000          645,924
Oncor Electric Delivery Co.
sec. notes 7 1/4s, 2033                      --              --         195,000         231,658         220,000          261,358
Oncor Electric Delivery Co.
sec. notes 6 3/8s, 2012                      --              --         295,000         325,347         230,000          253,661
Pacific Gas & Electric Co.
1st mtge. 6.05s, 2034                        --              --         245,000         254,350         235,000          243,968
Pacific Gas & Electric Co.
1st mtge. 4.8s, 2014                         --              --         120,000         119,168         120,000          119,168
Pacific Gas & Electric Co.
1st. mtge. 4.2s, 2011                        --              --          80,000          78,751          85,000           83,673
PacifiCorp Sinking Fund 1st
mtge. 5.45s, 2013                            --              --         225,000         235,491         180,000          188,393
Pepco Holdings, Inc. notes 5
1/2s, 2007                                   --              --         190,000         197,584         180,000          187,185
Potomac Edison Co. 144A 1st
mtge. 5.35s, 2014                            --              --              --              --          65,000           65,506
Power Receivable Finance,
LLC 144A sr. notes 6.29s,
2012                                         --              --         282,186         296,987         243,924          256,718
PP&L Capital Funding, Inc.
company guaranty Ser. D, 8
3/8s, 2007                                   --              --         135,000         148,641         135,000          148,641
Public Service Company of
New Mexico sr. notes 4.4s,
2008                                         --              --         125,000         126,035         100,000          100,828
Public Service Electric &
Gas Co. 1st mtge. FRN 6
3/8s, 2008                                   --              --         290,000         311,142         265,000          284,320
Public Services Co. of
Colorado sr. notes Ser. A, 6
7/8s, 2009                                   --              --         215,000         238,356         205,000          227,270
Rochester Gas & Electric
notes 6 3/8s, 2033                           --              --         160,000         172,596         155,000          167,203
Southern California Edison
Co. 1st mtge. 6s, 2034                       --              --         175,000         185,921         160,000          169,985
Southern California Edison
Co. 1st mtge. 5s, 2014                       --              --         115,000         116,861         105,000          106,699
Tampa Electric Co. notes 6
7/8s, 2012                                   --              --         135,000         152,204         120,000          135,292
Teco Energy, Inc. notes
7.2s, 2011                              480,000         525,600         705,000         771,975         345,000          377,775
Tennessee Gas Pipeline Co.
unsecd. notes 7 1/2s, 2017               60,000          66,150          85,000          93,713          45,000           49,613
Western Resources, Inc. 1st
mtge. 7 7/8s, 2007                           --              --         190,000         206,615         180,000          195,740
Western Resources, Inc. sr.
notes 9 3/4s, 2007                      185,000         207,369         420,000         470,784         396,000          443,882
Williams Cos., Inc. (The)
notes 7 5/8s, 2019                      310,000         341,000         440,000         484,000         200,000          220,000
York Power Funding 144A
notes 12s, 2007 (Cayman
Islands) (In default)
(NON)(F)                                     --              --         133,909              13          49,100                5
                                                ---------------                 ---------------                 ----------------
                                                      5,184,943                      17,355,533                       12,895,622
                                                ---------------                 ---------------                 ----------------
Total Corporate bonds and
notes (cost $56,996,931,
$161,512,133 and
$110,622,840)                                       $59,221,876                    $171,914,711                     $114,812,010

U.S. Government and Agency
Mortgage Obligations (a)                                    4.0%                            9.8%                            19.4%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Guaranteed
Mortgage Obligations                                         --%                             --%                              --%
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage
Association Pass-Through
Certificates
7 1/2s, May 20, 2030                    $52,240         $56,181             $--             $--             $--              $--
7s, with due dates from
August 15, 2029 to September
15, 2029                                     --              --              --              --           4,419            4,719
                                                ---------------                 ---------------                 ----------------
                                                         56,181                              --                            4,719
U.S. Government Agency
Mortgage Obligations                                        4.0%                            9.8%                            19.4%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corporation 6 1/2s, TBA,
January 1, 2035                      $9,400,000      $9,862,657     $20,600,000     $21,613,907     $18,400,000      $19,305,626
Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
January 1, 2024 to August 1,
2034                                  9,455,420      10,032,902      21,628,646      22,949,421      26,329,701       27,932,283
7s, with due dates from
November 1, 2013 to December
1, 2015                                  48,559          51,709         151,845         161,697              --               --
6 1/2s, with due dates from
April 1, 2026 to August 1,
2034                                  4,964,363       5,212,180       5,286,521       5,550,788       2,994,557        3,143,335
6 1/2s, TBA, January 1, 2033         10,400,000      10,903,750      20,400,000      21,388,125      19,900,000       20,863,906
5 1/2s, TBA, January 1, 2035          1,500,000       1,522,500      27,630,000      28,044,450      20,806,000       21,118,090
5s, with due dates from
January 1, 2019 to June 1,
2019                                    380,617         387,367         341,957         348,021         180,466          183,666
5s, TBA, January 1, 2035              8,700,000       8,633,391      55,300,000      54,876,612      47,300,000       46,937,862
5s, TBA, January 1, 2020              4,000,000       4,063,125      15,000,000      15,236,718      18,000,000       18,284,062
4 1/2s, with due dates from
May 1, 2034 to June 1, 2034             426,679         413,427              --              --              --               --
4 1/2s, TBA, January 1, 2020                 --              --      10,100,000      10,066,860      12,100,000       12,060,297
4s, with due dates from May
1, 2019 to June 1, 2019               1,445,606       1,412,572         854,111         834,593         735,646          718,835

                                                     52,495,580                     181,071,192                      170,547,962
Total U.S. Government and
Agency Mortgage Obligations
(cost $52,434,516,
$181,002,929 and
$170,500,694)                                       $52,551,761                    $181,071,192                     $170,552,681
                                                ---------------                 ---------------                 ----------------
U.S. Government Agency
Obligations (a) (cost
$1,520,715, $7,578,525 and
$6,926,178)                                                0.1%                             0.4%                             0.8%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae 7 1/4s,
January 15, 2010                      $1,284,000     $1,474,947      $6,529,000      $7,499,944      $6,046,000       $6,945,116

U.S. Treasury Obligations (a)                               0.2%                            0.7%                             0.3%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes
4 1/4s, August 15, 2014                 $200,000       $200,406      $3,400,000      $3,406,906      $2,500,000       $2,505,078
4 1/4s, November 15, 2013                 20,000         20,122         100,000         100,609              --               --
3 7/8s, May 15, 2009                   1,900,000      1,928,203              --              --              --               --
3 1/4s, August 15, 2008                       --             --      10,321,000      10,272,620              --               --
                                                ---------------                 ---------------                 ----------------
Total U.S. Treasury Obligations
(cost $2,151,344, $13,934,436
and $2,516,152)                                      $2,148,731                     $13,780,135                       $2,505,078

Asset-backed securities (a)                                 3.5%                            5.3%                            10.6%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Aames Mortgage Investment
Trust FRN Ser. 04-1, Class
2A1, 2.758s, 2034                      $231,452        $231,452        $756,670        $756,670        $738,866         $738,866
Aames Mortgage Trust Ser.
03-1, Class A, Interest Only
(IO), 6s, 2005                          494,500          16,622       1,768,000          59,430       1,560,000           52,438
Aames Mortgage Trust 144A
Ser. 03-1N, Class A, 7 1/2s,
2033                                         --              --          49,174          49,127          74,901           74,829
ABFS Mortgage Loan Trust
Ser. 03-1, Class A, IO, 4s,
2005                                    239,733           4,624         772,560          14,900         763,280           14,721
ABSC NIMS Trust 144A Ser.
03-HE5, Class A, 7s, 2033                 9,061           9,106              --              --              --               --
Ace Securities Corp.
Ser. 03-FM1, Class A, IO, 3
1/2s, 2005                              254,000           7,163       1,421,000          40,072       1,094,000           30,851
FRB Ser. 04-HE2, Class A2A,
2.798s, 2034                            915,726         915,726              --              --              --               --
Ace Securities Corp. FRB
Ser. 04-HE3, Class A2A,
2.788s, 2034                             42,823          42,823              --              --              --               --
Advanta Business Card Master
Trust FRN Ser. 04-C1, Class
C, 3.137s, 2013                         123,000         123,000              --              --         212,000          212,000
Aegis Asset Backed Securities
Trust 144A
Ser. 04-5N, Class Note, 5s,
2034                                     75,694          75,694         155,840         155,840         151,387          151,387
Ser. 04-1N, Class Note, 5s,
2034                                         --              --          98,597          98,597          72,589           72,589
Ser. 04-2N, Class N1, 4
1/2s, 2034                                   --              --         134,272         133,957         127,633          127,334
Ser. 04-4N, Class Note, 5s,
2034                                         --              --         177,043         177,043         164,453          164,453
Ser. 04-6N, Class Note, 4
3/4s, 2034                              100,000         100,000         212,000         212,000         210,000          210,000
Aegis Asset Backed
Securities Trust FRN Ser.
04-5, Class 1A2, 2.758s,
2031                                     91,000          91,000              --              --              --               --
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 2.591s,
2029                                    714,289         714,288       1,329,285       1,329,285         945,630          945,630
American Express Credit
Account Master Trust 144A
Ser. 04-C, Class C, 2.6s,
2012                                    290,000         290,045       1,770,000       1,770,276       1,420,000        1,420,222
Ameriquest Finance NIM Trust
144A Ser. 04-IAN, Class 1A,
5.437s, 2034                            118,659         118,363          80,270          80,069          74,162           73,977
American Home Mortgage
Investment Trust
FRB Ser. 04-3, Class 3A,
3.71s, 2034                             728,915         725,334       2,181,975       2,171,255       2,365,157        2,353,538
FRB Ser. 04-3, Class 2A,
3.59s, 2034                             718,827         714,356       2,616,216       2,599,945       2,474,983        2,459,591
Ameriquest Mortgage
Securities, Inc.
Ser. 02-3, Class S, IO, 6s,
2032                                    596,500           6,004              --              --       3,108,000           31,282
Ser. 03-3, Class S, IO, 5s,
2005                                  1,107,660          22,802       6,812,766         140,247       4,885,532          100,573
Ser. 03-6, Class S, IO, 5s,
2033                                    158,630           5,019              --              --              --               --
Ser. 03-8, Class S, IO, 5s,
2006                                    607,512          19,197       2,113,139          66,775       1,641,446           51,870
Ser. 03-12, Class S, IO, 5s,
2006                                    530,290          23,200       1,350,259          59,074       1,234,703           54,018
FRB Ser. 03-AR1, Class A2,
2.908s, 2033                            268,060         268,270              --              --              --               --
FRB Ser. 04-R11, Class A2,
2.788s, 2034                             89,037          89,092              --              --              --               --
Ser. 03-2, Class A, 2.591s,
2033                                    125,683         125,796              --              --              --               --
Ameriquest Mortgage
Securities, Inc. 144A Ser.
04-RN9, 4.8s, 2034                      185,684         185,684         308,831         308,831         286,703          286,703
Amortizing Residential
Collateral Trust
Ser. 02-BC1, Class A, IO,
6s, 2005                                     --              --         509,455           4,568         319,636            2,866
Ser. 02-BC3, Class A, IO,
6s, 2005                                 98,182           2,339         369,091           8,794         967,273           23,045
AQ Finance NIM Trust 144A
Ser. 03-N7A, Class Note,
9.07s, 2033                                  --              --           4,809           4,815           4,399            4,404
Ser. 03-N9A, Class Note,
7.385s, 2033                                 --              --          33,767          33,852          26,170           26,235
Arc Net Interest Margin
Trust Ser. 02-2, Class A, 7
3/4s, 2032                                   --              --          10,535          10,517              --               --
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s,
2038                                         --              --         286,000         304,233         223,000          237,216
Ser. 04-1A, Class E, 6.42s,
2039                                         --              --         240,272         243,989         227,202          230,717
Argent NIM Trust 144A
Ser. 03-N6, Class A, 6.4s,
2034 (Cayman Islands)                        --              --          38,575          38,671          38,575           38,671
Ser. 04-WN9, Class A, 5
3/4s, 2034 (Cayman Islands)             118,696         118,697         120,455         120,455         111,663          111,663
Ser. 03-N8, Class A, 5.56s,
2034 (Cayman Islands)                    43,985          43,985         162,619         162,619         119,254          119,254
Ser. 04-WN2, Class A, 4.55s,
2034 (Cayman Islands)                    65,422          65,504          92,125          92,240          88,565           88,675
Ser. 04-WN4, Class A,
4.459s, 2034 (Cayman
Islands)                                 55,820          55,646          82,909          82,650         103,431          103,108
Argent Securities, Inc. Ser.
04-W11, Class A3, 2.541s,
2034                                    330,000         330,464              --              --              --               --
Asset Backed Funding
Certificates Ser. 02-OPT1,
Class A, IO, 2 1/2s, 2005                    --              --              --              --       1,952,000            7,530
Asset Backed Funding Corp.
NIM Trust 144A
Ser. 03-WF1, Class N1,
8.35s, 2032                               4,116           4,116           9,632           9,632           8,850            8,850
Ser. 03-OPT1, Class Note,
6.9s, 2033                                   --              --          46,683          46,683          36,518           36,518
Ser. 03-WMC1, Class Note,
6.9s, 2033                               58,479          59,082         217,282         219,523         211,684          213,867
Ser. 04-AHL1, Class Note,
5.6s, 2033                               74,645          74,642         289,644         289,633              --               --
Ser. 04-FF1, Class N1, 5s,
2034 (Cayman Islands)                        --              --         341,811         340,687         315,754          314,716
Ser. 04-FF1, Class N2, 5s,
2034 (Cayman Islands)                        --              --          25,000          23,042          25,000           23,042
Ser. 04-0PT1, Class N1,
4.55s, 2033 (Cayman Islands)             70,463          69,957         194,107         192,712         194,107          192,712
Ser. 04-0PT5, Class N1, 4
1/2s, 2034 (Cayman Islands)             118,148         118,148              --              --         224,749          224,749
Asset Backed Securities Corp.
Home Equity Loan Trust
Ser. 03-HE3, Class A, IO,
4s, 2033                              1,073,137          16,355              --              --         233,432            3,557
Ser. 03-HE5, Class A, IO,
4s, 2033                                260,665           8,388              --              --              --               --
FRB Ser. 05-HE1, Class A3,
2.83s, 2035                              39,000          38,989         299,000         298,917         295,000          294,918
FRB Ser. 04-HE1, Class A3,
2.803s, 2034                            568,230         568,783         105,084         105,186         100,219          100,316
FRB Ser. 04-HE7, Class A2,
2.798s, 2034                            384,447         384,944              --              --              --               --
FRB Ser. 03-HE3, Class A2,
2.753s, 2033                             94,217          94,303              --              --              --               --
FRB Ser. 04-HE9, Class A2,
2.701s, 2034                            161,000         161,212         308,000         308,405         301,000          301,396
FRB Ser. 04-HE8, Class A2,
2.686s, 2034                            310,000         310,399              --              --              --               --
Ser. 03-HE1, Class A2, 2.6s,
2033                                    196,861         197,206              --              --              --               --
Banc of America Large Loan FRN
Ser. 04-BBA4, Class H,
3.353s, 2018                                 --              --          30,000          30,000          29,000           29,000
Ser. 04-BBA4, Class G,
3.103s, 2018                                 --              --          48,000          48,000          47,000           47,000
Bank One Issuance Trust FRB
Ser. 03-C4, Class C4,
3.433s, 2011                            110,000         110,030         280,000         280,077         250,000          250,068
Bayview Financial Acquisition Trust
Ser. 03-E, Class A, IO, 4s,
2006                                         --              --       2,234,184          63,115       1,960,729           55,390
Ser. 03-F, Class A, IO, 4s,
2006                                    727,273          24,886              --              --              --               --
Ser. 04-A, Class A, IO, 3
1/2s, 2006                            1,175,599          47,391              --              --              --               --
Ser. 04-D, Class A, IO, 3
1/2s, 2007                            2,136,000          94,411       6,479,000         286,372       6,322,000          279,432
FRB Ser. 03-G, Class A1,
3.018s, 2039                            550,000         550,000       1,012,000       1,012,000         944,000          944,000
FRN Ser. 03-F, Class A,
2.918s, 2043                            474,388         475,203         772,941         774,270         708,224          709,441
Ser. 04-B, Class A1, 2.918s,
2039                                         --              --         861,452         861,452       1,131,240        1,131,240
Ser. 03-X, Class A, IO,
0.9s, 2006                            2,685,672          47,777       7,027,060         125,009       5,336,877           94,941
Bayview Financial
Acquisition Trust 144A Ser.
03-CA, Class A, IO, 4s, 2005            509,091          14,416              --              --              --               --
Bayview Financial
Acquisition Trust FRN Ser.
04-D, Class A, 2.808s, 2044             323,036         323,037       1,055,896       1,055,896       1,030,824        1,030,824
Bayview Financial Asset Trust 144A
FRN Ser. 04-SSR1, Class A,
3.018s, 2039                            252,158         252,158         453,697         453,697         439,636          439,636
FRB Ser. 03-SSRA, Class M,
3.768s, 2038                            117,373         117,667         349,392         350,265         272,962          273,645
FRB Ser. 03-SSRA, Class A,
3.118s, 2038                            117,373         117,667         349,392         350,265         272,962          273,645
Ser. 03-Z, Class AIO1, IO,
0.521s, 2005                          4,925,396          14,686      17,160,050          51,166      16,269,982           48,512
Bear Stearns Alternate Trust
Ser. 04-12, Class 2A2,
5.136s, 2034                            696,509         708,244       2,246,612       2,284,463       2,298,974        2,337,706
Ser. 04-9, Class 1A1,
5.134s, 2007                            109,812         111,587         365,123         371,028         333,095          338,482
Ser. 04-11, Class 2A2,
4.974s, 2034                            276,762         280,559       1,140,224       1,155,865       1,058,712        1,073,235
Ser. 04-11, Class 2A1,
4.906s, 2034                            109,627         111,018         164,440         166,527         199,059          201,586
Bear Stearns Asset Backed
Securities NIM Trust 144A
Ser. 04-HE6, Class A1, 5
1/4s, 2034 (Cayman Islands)                  --              --         314,580         315,121         286,240          286,732
Ser. 04-HE7N, Class A1, 5
1/4s, 2034 (Cayman Islands)              43,932          44,015         173,416         173,742         161,855          162,159
Ser. 04-FR1, Class A1, 5s,
2034 (Cayman Islands)                        --              --         189,558         189,558         224,662          224,662
Ser. 04-HE8N, Class A1, 5s,
2034 (Cayman Islands)                    81,980          81,980              --              --          69,683           69,683
Ser. 04-HE10, Class A2, 5s,
2034 (Cayman Islands)                        --              --          70,000          70,000          60,000           60,000
Ser. 04-HE10, Class A1, 4
1/4s, 2034 (Cayman Islands)             142,360         142,360         242,850         242,850         239,128          239,128
Bear Stearns Asset Backed
Securities, Inc.
Ser. 03-1, Class A, IO, 5s,
2005                                  1,263,000          35,916       5,153,000         146,538       3,675,000          104,507
Ser. 03-2, Class A, IO, 5s,
2005                                    484,000          21,563              --              --              --               --
Ser. 03-AC3, Class A, IO,
5s, 2005                                532,000          20,476       2,973,600         114,449       2,320,000           89,293
Ser. 03-AC4, Class A, IO,
5s, 2006                                719,000          27,306       2,492,000          94,639       1,940,000           73,676
FRB Ser. 03-3, Class A2,
3.008s, 2043                            127,000         127,159         441,000         441,551         348,000          348,435
FRN Ser. 03-1, Class A1,
2.918s, 2042                            320,358         321,158         913,988         916,273         650,255          651,881
FRB Ser. 03-ABF1, Class A,
2.788s, 2034                            201,574         201,511              --              --              --               --
FRN Ser. 04-HE9, Class 1A2,
2.788s, 2032                            415,000         415,000              --              --              --               --
Capital One Multi-Asset
Execution Trust FRB Ser.
02-C1, Class C1, 5.153s,
2010                                         --              --          65,000          68,575          53,000           55,915
CARMAX Auto Owner Trust Ser.
04-2, Class D, 3.67s, 2011               24,000          23,856         138,000         137,172         128,000          127,232
CARSSX Finance, Ltd. 144A FRB
Ser. 04-AA, Class B4,
7.903s, 2011 (Cayman
Islands)                                     --              --         414,489         425,450         530,652          544,685
Ser. 04-AA, Class B3,
5.753s, 2011 (Cayman
Islands)                                     --              --          87,987          89,912          87,987           89,912
CDC Mortgage Capital Trust
Ser. 02-HE2, Class A, IO, 5
1/4s, 2005                              197,131           4,705         815,410          19,462         520,948           12,434
CDO Repackaging Trust Series
144A FRB Ser. 03-2, Class A,
6.621s, 2008                                 --              --         690,000         731,400         535,000          567,100
Centex Home Equity
Ser. 03-B, Class A, IO,
4.576s, 2006                            178,238           8,235              --              --              --               --
Ser. 03-A, Class A, IO,
4.439s, 2006                          1,538,659          47,546       9,469,282         292,610       6,821,390          210,788
Ser. 04-C, Class A, IO, 3
1/2s, 2006                              879,100          24,760       3,166,250          89,176              --               --
Chase Credit Card Master
Trust FRB Ser. 03-3, Class
C, 3.483s, 2010                         140,000         143,476         470,000         481,668         420,000          430,427
Chase Funding Loan
Acquisition Trust FRN Ser.
04-AQ1, Class A2, 2.818s,
2034                                    330,000         330,202              --              --              --               --
Chase Funding Net Interest
Margin 144A
Ser. 03-3A, Class Note, 6
7/8s, 2036                                  145             146             511             511             449              449
Ser. 03-5A, Class Note, 5
3/4s, 2034                                7,414           7,414              --              --          18,466           18,466
Ser. 03-6A, Class Note, 5s,
2035                                     16,719          16,698              --              --              --               --
Ser. 04-1A, Class Note, 3
3/4s, 2035                               51,203          50,947              --              --              --               --
Ser. 04-OPT1, 4.458s, 2034               96,614          96,493         286,126         285,769         358,587          358,138
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s,
2034 (Cayman Islands)                        --              --          88,000          87,498          85,000           84,515
Ser. 04-2, Class N3, 8s,
2034 (Cayman Islands)                        --              --          35,000          30,100          34,000           29,240
Ser. 04-2, Class N1, 4.45s,
2034 (Cayman Islands)                    59,203          59,200         191,539         191,528         185,445          185,434
Citibank Credit Card
Issuance Trust FRN Ser.
01-C1, Class C1, 3.15s, 2010            110,000         112,110         240,000         244,603         210,000          214,028
Citigroup Mortgage Loan
Trust, Inc. Ser. 03-HE3,
Class A, 2.798s, 2033                 1,666,980       1,666,980              --              --              --               --
Citigroup Mortgage Loan
Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 2.828s,
2033                                    724,144         724,144              --              --              --               --
Citigroup Mortgage Loan
Trust, Inc. FRN Ser.
04-RES1, Class A2, 2.818s,
2034                                    124,857         124,857              --              --              --               --
CNL Funding Ser. 99-1, Class
A2, 7.645s, 2014                        122,000         129,361         455,000         482,454         286,000          303,257
Conseco Finance Securiti-
zations Corp.
Ser. 02-2, Class A, IO, 8
1/2s, 2033                              179,235          49,269         675,867         185,784         425,684          117,013
Ser. 00-4, Class A6, 8.31s,
2032                                         --              --       1,479,000       1,288,908       1,232,000        1,073,654
Ser. 00-5, Class A4, 7.47s,
2032                                    329,297         337,858       1,058,834       1,086,364       1,044,779        1,071,943
Ser. 01-04, Class A4, 7.36s,
2033                                    404,000         414,917       1,270,000       1,304,318       1,243,000        1,276,588
Ser. 01-1, Class A5, 6.99s,
2032                                    507,000         482,349       3,389,000       3,224,221       2,767,000        2,632,464
Ser. 02-1, Class A, 6.681s,
2033                                    149,266         155,983         556,354         581,390         347,382          363,014
Ser. 00-6, Class A4, 6.77s,
2032                                    213,370         217,453              --              --              --               --
Ser. 01-1, Class A4, 6.21s,
2032                                    253,672         256,817       1,574,542       1,594,066       1,526,070        1,544,993
Ser. 01-3, Class A3, 5.79s,
2033                                         --              --         987,000       1,007,418         751,000          766,536
Ser. 01-1, Class A, IO, 2
1/2s, 2032                              990,000          40,033       3,656,667         147,867       2,316,667           93,681
Ser. 01-3, Class A, IO, 2
1/2s, 2033                            1,913,063          92,338       7,434,938         358,861       4,627,688          223,364
Ser. 01-4, Class A, IO, 2
1/2s, 2033                              876,316          38,761       2,988,947         132,207       1,984,737           87,789
Countrywide Asset Backed
Certificates
Ser. 03-SC1, Class A, IO, 4
3/4s, 2005                              426,000           6,654              --              --              --               --
FRB Ser. 04-8, Class 2A2,
2.768s, 2032                          1,000,000       1,000,620              --              --              --               --
Countrywide Asset Backed
Certificates 144A
Ser. 03-5NF, Class NF, 6
3/4s, 2034                               48,715          48,852          55,924          56,081          41,725           41,842
Ser. 04-1NIM, Class Note,
6s, 2034                                 67,509          67,846         118,016         118,606         114,015          114,585
Ser. 04-6N, Class N1, 6
1/4s, 2035                              273,981         273,981         801,973         801,973         743,662          743,662
Ser. 04-BC1N, Class Note, 5
1/2s, 2035                                   --              --         187,797         187,562         178,296          178,073
Ser. 04-11N, Class N, 5
1/4s, 2036                               50,205          50,314         118,339         118,597         114,753          115,003
Countrywide Partnership
Trust 144A
Ser. 04-EC1N, Class N, 5
1/4s, 2035                               27,329          27,311         164,913         164,809         200,723          200,597
Ser. 04-14N, 5s, 2036                    50,000          50,020         197,000         197,079         195,000          195,078
Credit-Based Asset Servicing
and Securitization Ser.
03-CB3, Class A, IO, 3s,
2005                                    872,043          16,215              --              --              --               --
Credit-Based Asset Servicing
and Securitization FRB Ser.
02-CB2, Class A2, 2.968s,
2032                                    103,472         103,824              --              --              --               --
Credit-Based Asset Servicing
and Securitization 144A Ser.
03-CB2N, Class Note, 8.35s,
2033                                        554             555              --              --             682              683
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038                       --              --         339,000         351,882         313,000          324,894
CS First Boston Mortgage
Securities Corp. 144A
Ser. 04-FR1N, Class A, 5s,
2034                                    139,795         139,795         330,253         330,253         360,276          360,276
Ser. 04-C4, Class AX, IO,
0.081s, 2039                          1,646,179          38,032       3,767,121          87,032       3,652,179           84,376
Federal Home Loan Mortgage
Acceptance Corp. Ser. T-25,
Class A1, 2.321s, 2030                       --              --         209,179         209,146              --               --
Fieldstone Mortgage
Investment Corp. Ser. 03-1,
Class A, IO, 6s, 2005                    96,750           1,347         311,250           4,335         307,750            4,286
Finance America NIM Trust
144A Ser. 04-1, Class A, 5
1/4s, 2034                                   --              --         144,779         144,842         131,617          131,674
First Chicago Lennar Trust
144A Ser. 97-CHL1, Class D,
7.863s, 2039                                 --              --       1,110,000       1,156,387       1,060,000        1,104,297
First Franklin Mortgage Loan
Asset Backed Certificates
Ser. 03-FF3, Class A, IO,
6s, 2005                                731,634           2,919       2,546,535          10,160       1,977,447            7,889
Ser. 03-FFC, Class S, IO,
6s, 2005                                346,500          11,261       1,933,500          62,839       1,490,500           48,441
FRN Ser. 04-FF10, Class A2,
2.818s, 2032                            399,000         399,540              --              --              --               --
First Franklin NIM Trust 144A
Ser. 03-FF3A, Class A, 6
3/4s, 2033                               13,727          13,674          43,104          42,936          33,769           33,638
Ser. 04-FF7A, Class A, 5s,
2034                                    126,097         126,375         209,138         209,598         194,529          194,957
Ser. 04-FF1, Class N1, 4
1/2s, 2034                               57,374          57,214          99,984          99,704         121,499          121,159
Ser. 04-FF10, Class N1,
4.45s, 2034 (Cayman Islands)             86,437          86,431         157,566         157,556         153,064          153,054
Ford Credit Auto Owner Trust
Ser. 04-A, Class C, 4.19s,
2009                                    110,000         110,138         240,000         240,300         130,000          130,163
Freddie Mac Ser. T-49, Class
S, IO, 1 1/2s, 2005                          --              --       2,314,000           8,211       1,518,000            5,387
Fremont Home Loan Trust FRN
Ser. 04-3, Class A3, 2.818s,
2034                                    320,000         320,000              --              --              --               --
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s,
2034                                         --              --          63,547          62,295          61,622           60,408
Ser. 04-D, Class N2, 7 1/2s,
2034                                         --              --          48,016          48,064          48,016           48,064
Ser. 03-B, Class Note,
5.65s, 2033                               6,432           6,440              --              --              --               --
Ser. 04-A, Class Note, 4
3/4s, 2034                               52,702          52,518         193,618         192,940         186,142          185,491
Ser. 04-3, Class A, 4 1/2s,
2034                                     87,029          86,881         394,772         394,101         305,949          305,428
Ser. 04-B, Class Note,
4.703s, 2034                                 --              --         126,315         126,315         115,331          115,331
Ser. 04-D, Class N1, 4 1/2s,
2034                                     96,656          97,014         278,707         279,738         274,953          275,971
GE Capital Credit Card
Master Note Trust FRB Ser.
04-2, Class C, 2.883s, 2010             100,000         100,000         403,620         403,620         374,560          374,560
GE Corporate Aircraft
Financing, LLC 144A Ser.
04-1A, Class B, 3.031s, 2018             95,530          95,530         104,128         104,128         101,262          101,262
GMAC Mortgage Corp. Ser.
04-HE5, Class A, IO, 6s,
2007                                  2,014,000         189,757       1,866,000         175,812       2,276,000          214,442
Goldentree Loan
Opportunities II, Ltd. 144A
FRN Ser. 2A, Class 4,
5.091s, 2015 (Cayman
Islands)                                     --              --         105,000         106,969          85,000           86,594
Granite Mortgages PLC
Ser. 03-3, Class 1C, 3.529s,
2044 (United Kingdom)                    40,000          40,920         230,000         235,290              --               --
Ser. 04-2, Class 1C, 2.61s,
2044 (United Kingdom)                        --              --         470,000         470,955         420,000          420,853
Granite Mortgages PLC FRB
Ser. 03-2, Class 1C, 3.629s,
2043 (United Kingdom)                   275,000         281,875              --              --              --               --
Ser. 02-1, Class 1C, 3.379s,
2042 (United Kingdom)                        --              --         280,000         284,396         270,000          274,239
Ser. 02-2, Class 1C, 3.329s,
2043 (United Kingdom)                    70,000          71,120         230,000         233,680         220,000          223,520
Ser. 04-1, Class 1C, 3.41s,
2044 (United Kingdom)                        --              --         366,000         367,601         339,000          340,483
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s,
2030                                    398,000         355,912       1,647,000       1,472,831       1,130,000        1,010,504
Ser. 97-2, Class A7, 7.62s,
2028                                    330,001         351,459              --              --              --               --
Ser. 97-6, Class A9, 7.55s,
2029                                     68,162          73,932              --              --         185,354          201,044
Ser. 97-4, Class A7, 7.36s,
2029                                         --              --          88,847          96,177         191,468          207,264
Ser. 96-2, Class A4, 7.2s,
2027                                    576,162         585,331              --              --              --               --
Ser. 97-6, Class A8, 7.07s,
2029                                     66,362          68,881              --              --         108,497          112,615
Ser. 99-4, Class A5, 6.97s,
2031                                    173,956         179,958              --              --              --               --
Ser. 97-7, Class A8, 6.86s,
2029                                         --              --          70,767          75,212         152,506          162,085
Ser. 99-3, Class A6, 6 1/2s,
2031                                         --              --         235,000         245,465         228,000          238,153
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s,
2031                                    172,869         168,115         992,309         965,020         946,435          920,408
Ser. 99-5, Class A4, 7.59s,
2028                                    320,000         340,000         760,000         807,500         505,000          536,563
GS Auto Loan Trust 144A Ser.
04-1, Class D, 5s, 2011                      --              --         831,000         818,370         813,000          800,644
GSAMP Trust 144A
Ser. 03-HE1N, Class Note, 7
1/4s, 2033                                   --              --          36,828          36,850          36,103           36,125
Ser. 04-NIM1, Class N1, 5
1/2s, 2034                              296,965         296,817         924,072         923,610         857,720          857,291
Ser. 04-RENM, Class Note, 5
1/2s, 2032                                   --              --          79,027          79,027          70,620           70,620
Ser. 04-SE2N, Class Note, 5
1/2s, 2034                                   --              --         136,624         136,556         151,394          151,318
Ser. 04-FM1N, Class Note, 5
1/4s, 2033                                   --              --         130,829         130,711          92,350           92,266
Ser. 04-HE1N, Class N1, 5s,
2034                                         --              --          96,106          95,933          82,377           82,229
Ser. 04-NIM2, Class N, 4
7/8s, 2034                              259,712         258,595         833,912         830,326         823,524          819,983
Ser. 04-NIM1, Class N2, zero
%, 2034                                      --              --         331,000         244,884         307,000          227,128
High Income Trust Securities
144A FRB Ser. 03-1A, Class
A, 2.76s, 2036                               --              --         850,331         821,334         773,818          747,431
Holmes Financing PLC FRB
Ser. 5, Class 2C, 3.52s,
2040 (United Kingdom)                    70,000          70,196         230,000         230,644         270,000          270,756
Ser. 4, Class 3C, 3.37s,
2040 (United Kingdom)                    20,000          20,256         190,000         192,432         180,000          182,304
Ser. 8, Class 2C, 2.79s,
2040 (United Kingdom)                    46,000          46,187         164,000         164,666         164,000          164,666
Home Equity Asset Trust FRB
Ser. 03-4, Class A2, 2.788s,
2033                                    231,648         232,115              --              --              --               --
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s,
2033                                      9,721           9,745              --              --              --               --
Ser. 03-3N, Class A, 8s,
2033                                      2,076           2,076              --              --              --               --
Ser. 03-4N, Class A, 8s,
2033                                      1,894           1,899          10,732          10,759           8,418            8,439
Ser. 03-5N, Class A, 7 1/2s,
2034                                      6,773           6,807          28,545          28,688          25,159           25,284
Ser. 03-6N, Class A, 6 1/2s,
2034                                     45,947          45,947              --              --          44,318           44,318
Ser. 03-7N, Class A, 5 1/4s,
2034                                         --              --          58,939          58,976          55,665           55,699
Ser. 04-5N, Class A, 5 1/4s,
2034                                    164,595         164,800         417,162         417,683         406,757          407,265
Ser. 04-1N, Class A, 5s,
2034                                     35,474          35,474         135,984         135,984         118,247          118,247
Ser. 04-3N, Class A, 5s,
2034                                         --              --         173,093         173,093         165,947          165,947
Ser. 04-4N, Class A, 5s,
2034                                    117,841         117,841              --              --         225,051          225,051
Home Equity Asset Trust FRB
Ser. 04-8, Class A4, 2.778s,
2034                                     76,065          76,168              --              --              --               --
Ser. 04-7, Class A3, 2.808s,
2035                                    950,239         952,181              --              --              --               --
Hyundai Auto Receivables
Trust Ser. 04-A, Class D,
4.1s, 2011                               66,000          65,493          90,000          89,309          84,000           83,355
IMPAC Secured Assets Corp.
Ser. 03-1, Class A, IO, 5s,
2005                                     89,003           2,012         286,860           6,486         283,018            6,399
Irwin Home Equity Ser. 03-B,
Class A, IO, 10s, 2005                  854,000          55,486       5,135,000         333,628       3,764,000          244,552
LNR CDO, Ltd. 144A FRB Ser.
03-1A, Class EFL, 5.415s,
2036 (Cayman Islands)                   105,000         114,062         595,000         646,349         460,000          499,698
Long Beach Asset Holdings
Corp. NIM Trust 144A
Ser. 03-4, Class N1, 6.535s,
2033                                      3,726           3,727          12,811          12,811           9,317            9,317
Ser. 04-5, Class Note, 5s,
2034                                    147,468         147,792         343,837         344,594         323,207          323,918
Ser. 04-2, Class N1, 4.94s,
2034                                         --              --         137,205         137,205         120,054          120,054
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4
1/2s, 2006                            1,624,614          90,115       2,817,689         156,294              --               --
Ser. 04-3, Class S2, IO, 4
1/2s, 2006                              812,310          45,058       1,408,850          78,147              --               --
Ser. 03-2, Class S1, IO, 4
1/4s, 2005                                   --              --          99,785           1,982          99,077            1,968
Ser. 03-2, Class S2, IO, 4
1/4s, 2005                              647,178          12,948       2,084,962          41,713       2,059,774           41,209
Marriott Vacation Club Owner
Trust 144A
Ser. 04-2A, Class D, 5.389s,
2026                                         --              --          49,025          48,736          48,082           47,799
Ser. 04-1A, Class C, 5.265s,
2026                                         --              --         111,737         112,002         103,756          104,002
FRB Ser. 02-1A, Class A1,
3.11s, 2024                              54,462          54,966         230,788         232,924         227,013          229,115
Master Asset Backed Securities
NIM Trust 144A
Ser. 04-CI5, Class N2, 10s,
2034                                         --              --          87,000          86,904              --               --
Ser. 04-HE1, Class A, 5
1/4s, 2034                               42,744          42,740         150,460         150,445         146,186          146,171
Ser. 04-CI3, Class N1,
4.45s, 2034                                  --              --         118,178         118,178          88,634           88,634
Master Asset Backed
Securities Trust FRN Ser.
04-OPT2, Class A2, 2.768s,
2034                                    371,610         372,074              --              --              --               --
Master Asset Backed
Securities NIM Trust 144A
Ser. 04-CI5, Class N1,
4.946s, 2034                            102,618         102,619         167,431         167,431         390,414          390,414
MBNA Credit Card Master Note
Trust FRN Ser. 03-C5, Class
C5, 3.583s, 2010                        140,000         143,160         470,000         480,608         420,000          429,479
Merit Securities Corp. FRB
Ser. 11PA, Class 3A1, 3.04s,
2027                                    420,554         403,732         610,073         585,670         502,069          481,987
Merrill Lynch Mortgage
Investors, Inc.
Ser. 03-WM3N, Class N1, 8s,
2005                                         --              --          28,680          28,755          22,535           22,593
Ser. 04-WMC3, Class B3, 5s,
2035                                     31,000          29,634          92,000          87,946          85,000           81,255
Ser. 04-OP1N, Class N1, 4
3/4s, 2035 (Cayman Islands)              58,787          58,617         114,943         114,609         111,433          111,110
FRB Ser. 02-HE1, Class A2,
2.918s, 2032                            157,413         157,708              --              --              --               --
Merrill Lynch Mortgage
Investors, Inc. 144A
Ser. 03-OP1N, Class N1, 7
1/4s, 2034                               18,356          18,406          83,408          83,633          76,645           76,852
Ser. 03-WM1N, Class N1, 7s,
2033                                     41,832          41,937          53,196          53,329          51,923           52,053
Ser. 04-FM1N, Class N1, 5s,
2035                                     42,447          42,260          66,598          66,305          61,475           61,205
Ser. 04-HE1N, Class N1, 5s,
2006                                         --              --          79,013          78,460         117,109          116,289
Ser. 04-HE2N, Class N1, 5s,
2035                                     94,550          94,111         232,592         231,514         202,336          201,398
Ser. 04-WM1N, Class N1, 4
1/2s, 2034                               54,849          54,645         140,597         140,077         173,815          173,172
Ser. 04-WM2N, Class N1, 4
1/2s, 2005                               59,930          59,702          97,264          96,894          95,299           94,937
Ser. 04-WM3N, Class N1, 4
1/2s, 2005                                   --              --         265,070         264,010         236,871          235,924
Merrill Lynch Mortgage
Investors, Inc. FRB Ser.
04-WMC5, Class A2A, 2.788s,
2035                                     50,564          50,635              --              --              --               --
Merrill Lynch Mortgage
Investors, Inc. FRN Ser.
04-HE2, Class A1A, 2.818s,
2035                                     98,044          98,182              --              --              --               --
Metris Master Trust FRN Ser.
04-2, Class C, 3.76s, 2010              117,000         117,000         219,000         219,000         213,000          213,000
Metris Master Trust 144A FRN
Ser. 01-2, Class C, 4.31s,
2009                                    100,000          99,857         132,000         131,811              --               --
Ser. 00-3, Class C, 3.79s,
2009                                     92,000          92,267          44,000          44,128         680,000          681,972
Mezz Cap Commercial Mortgage
Trust 144A Ser. 04-C2, Class
X, IO, 5s, 2034                         209,000          83,502         532,000         212,551         521,000          208,156
Mid-State Trust Ser. 11,
Class B, 8.221s, 2038                    57,251          55,472         277,258         268,644         214,282          207,624
MMCA Automobile Trust Ser.
02-1, Class B, 5.37s, 2010                   --              --         603,304         607,045         578,035          581,619
Morgan Stanley ABS Capital I 144A
Ser. 03-NC8N, Class Note,
7.6s, 2033                                3,549           3,558           9,483           9,506           9,122            9,145
Ser. 04-NC2N, Class Note, 6
1/4s, 2033                               23,737          23,774          74,058          74,174          73,821           73,936
Morgan Stanley ABS Capital I
FRB Ser. 04-WMC3, Class
A2PT, 2.62s, 2035                       225,000         225,000         728,000         728,000         719,000          719,000
Morgan Stanley ABS Capital I
FRN Ser. 04-HE8, Class A4,
2.798s, 2034                            336,587         337,389              --              --              --               --
Morgan Stanley Auto Loan
Trust Ser. 04-HB2, Class D,
3.59s, 2012                              27,000          27,008          45,000          45,014          42,000           42,013
Morgan Stanley Auto Loan
Trust 144A
Ser. 04-HB1, Class D, 5
1/2s, 2011                                   --              --         235,000         232,439         168,000          166,169
Ser. 04-HB2, Class E, 5s,
2012                                         --              --         107,000         103,690         100,000           96,906
Morgan Stanley Dean Witter
Capital I FRN Ser. 01-NC4,
Class B1, 4.918s, 2032                   31,000          30,735          83,000          82,291          43,000           42,633
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 2.78s,
2015                                    141,000         141,902         245,000         246,568         232,000          233,485
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s,
2033                                     98,000          98,490         333,000         334,666         292,000          293,461
Ser. 03-2, Class A, IO, 3
1/2s, 2005                            1,079,000           5,827       6,636,000          35,834       4,763,000           25,720
New Century Mortgage Corp.
NIM Trust 144A
Ser. 03-5, Class Note, 8s,
2033                                         --              --              --              --          66,853           67,239
Ser. 03-B, Class Note, 6
1/2s, 2033                               16,540          16,597         125,835         126,268          97,619           97,955
Newcastle CDO, Ltd. 144A FRB
Ser. 3A, Class 4FL, 5.617s,
2038                                         --              --         139,000         141,085         109,000          110,635
NNIMS 144A Ser. 03-N1, Class
Note, 7.385s, 2033                       21,467          21,534          34,951          35,060          40,561           40,687
Nomura Asset Acceptance
Corp. Ser. 04-R3, Class PT,
10.001s, 2035                           108,000         120,960         176,000         197,120         172,000          192,640
Nomura Asset Acceptance
Corp. 144A Ser. 04-R2, Class
PT, IO, 10.118s, 2034                        --              --         184,182         204,961         169,374          188,481
Novastar Home Equity Loan
FRB Ser. 04-4, Class A1B,
2.818s, 2035                             76,793          76,793              --              --              --               --
Novastar NIM Trust 144A
Ser. 04-N1, Class Note,
4.458s, 2034                                 --              --         103,210         103,210          95,415           95,415
Ser. 04-N2, Class Note,
4.458s, 2034                                 --              --         159,245         159,245         338,692          338,692
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s,
2022                                     92,267          81,783         524,878         465,238         513,562          455,208
Ser. 99-A, Class A3, 6.09s,
2029                                    561,615         546,170              --              --              --               --
Ser. 01-E, Class A, IO, 6s,
2009                                    245,296          43,394         837,631         148,179         561,672           99,362
Ser. 02-C, Class A1, 5.41s,
2032                                    376,613         334,851       1,385,075       1,231,488       1,281,732        1,139,605
Ser. 01-D, Class A2, 5.26s,
2019                                         --              --              --              --         498,249          383,651
Ser. 02-A, Class A2, 5.01s,
2020                                    404,288         341,883              --              --         243,381          205,814
Oakwood Mortgage Investors,
Inc. 144A Ser. 01-B, Class
A4, 7.21s, 2030                              --              --         135,963         129,548         179,952          171,460
Oceanstar 144A FRB Ser. 04,
Class D, 4.406s, 2034                    23,000          23,000         133,000         133,000         123,000          123,000
Ocwen Mortgage Loan Asset
Backed Certificates Ser.
99-OFS1, Class AV, 2.531s,
2029                                    233,913         234,205         426,253         426,786         309,657          310,044
Option One Mortgage
Securities Corp. NIM Trust
144A Ser. 03-5, Class Note,
6.9s, 2033                                   --              --          50,926          51,180          39,433           39,630
Option One Woodbridge Loan
Trust 144A Ser. 03-1, Class
S, IO, 3.7s, 2005                       198,470           2,926         638,486           9,414         630,793            9,301
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s,
2021                                     56,000          54,836              --              --              --               --
Ser. 04-B, Class A2, 3.79s,
2017                                    108,000         106,279          92,000          90,534          85,000           83,645
Park Place Securities NIM
Trust 144A
Ser. 04-WCW2, Class D,
7.387s, 2034                                 --              --         157,000         157,000         146,000          146,000
Ser. 04-WHQ2, Class A, 4s,
2035                                    153,000         152,771         499,000         498,252         487,000          486,270
Ser. 04-MCWN1, Class A,
4.458s, 2034                             83,000          83,000          95,104          95,104          88,188           88,188
Park Place Securities, Inc. FRB
Ser. 04-MCW1, Class A2,
2.798s, 2034                            919,539         919,539              --              --              --               --
Ser. 04-WHQ2, Class A3A,
2.768s, 2035                             65,627          66,140         529,987         534,128         514,078          518,095
Pass-Through Amortizing
Credit Card Trust Ser.
02-1A, Class A3FL, 5.11s,
2012                                     62,664          62,781          64,544          64,664          65,797           65,920
People's Choice Net Interest
Margin Note 144A
Ser. 04-2, Class A, 5s, 2034            203,977         204,436         534,263         535,464         495,822          496,936
Ser. 04-2, Class B, 5s, 2034                 --              --          70,000          63,420          70,000           63,420
Permanent Financing PLC Ser.
5, Class 2C, 2.513s, 2042
(United Kingdom)                        117,000         117,585         445,000         447,225         405,000          407,025
Permanent Financing PLC FRB
Ser. 1, Class 3C, 3.66s,
2042 (United Kingdom)                    30,000          30,288         190,000         191,824         180,000          181,728
Ser. 3, Class 3C, 3.61s,
2042 (United Kingdom)                    80,000          81,088         280,000         283,808         270,000          273,672
Ser. 4, Class 3C, 3.26s,
2042 (United Kingdom)                   142,000         142,814         500,000         502,865         503,000          505,882
Ser. 5, Class 1C, 2.96s,
2042 (United Kingdom)                   111,000         111,069         445,000         445,278         405,000          405,253
Pillar Funding PLC 144A FRB
Ser. 04-2A, Class C, 3.37s,
2011 (United Kingdom)                        --              --         183,000         183,212         169,000          169,196
Ser. 04-1A, Class C1, 3.49s,
2011 (United Kingdom)                   134,000         134,815         474,000         476,883         422,000          424,567
Providian Gateway Master
Trust 144A
Ser. 04-DA, Class D, 4.4s,
2011                                         --              --         201,000         198,864         186,000          184,024
FRB Ser. 04-AA, Class D,
4.253s, 2011                            100,000         100,220         266,000         266,585         265,000          265,583
FRN Ser. 04-BA, Class D,
3.803s, 2010                                 --              --         420,000         423,174         420,000          423,174
FRN Ser. 04-EA, Class D,
3.333s, 2011                            217,000         217,068         125,000         125,039         116,000          116,036
Renaissance Home Equity
Loan Trust
Ser. 03-2, Class A, IO, 3s,
2005                                    160,465           2,989         516,579           9,622         510,182            9,503
FRB Ser. 04-3, Class AV1,
2.838s, 2034                            971,981         971,981              --              --              --               --
Renaissance NIM Trust 144A
Ser. 04-A, Class Note,
4.45s, 2034                              78,243          78,243         111,303         111,303         110,752          110,752
Residential Accredit Loans,
Inc. Ser. 04-QA5, Class A2,
5.003s, 2034                            202,882         205,734         571,037         579,067         553,223          561,003
Residential Asset Mortgage
Products, Inc.
Ser. 02-SL1, Class AI3, 7s,
2032                                    171,000         171,691         639,000         641,583         402,000          403,625
Ser. 02-RZ3, Class A, IO, 5
3/4s, 2005                                   --              --       1,034,444           4,598         678,571            3,016
Ser. 03-RZ1, Class A, IO, 5
3/4s, 2005                            1,105,746          27,578              --              --       1,534,426           38,269
Ser. 03-RZ3, Class A, IO, 4
1/2s, 2005                                   --              --              --              --       2,397,420           73,421
Ser. 04-RZ2, Class A, IO, 3
1/2s, 2006                                   --              --       1,726,367          47,138       2,111,244           57,647
Ser. 03-RS1, Class A, IO,
1s, 2005                              1,713,933           7,720      10,174,200          45,825       7,202,167           32,439
Residential Asset Securities
Corp.
Ser. 02-KS6, Class AIO, IO,
4 1/2s, 2005                             70,565             474         306,452           2,058         199,597            1,340
Ser. 03-KS2, Class A, IO, 3
1/2s, 2005                            1,205,962          20,782       6,268,269         108,021       4,783,077           82,427
Ser. 03-KS4, Class AI, IO, 3
1/2s, 2005                               57,827           1,118         185,810           3,591         183,793            3,552
Residential Asset Securities
Corp. 144A
Ser. 04-N10B, Class A1, 5s,
2034                                    136,992         136,992         406,347         406,347         393,388          393,388
Ser. 04-NT, Class Note, 5s,
2034                                    187,536         186,598         408,827         406,783         440,708          438,505
Residential Asset Securities
Corp. FRN Ser. 04-KS10,
Class A, 2.738s, 2033                    72,000          72,000              --              --              --               --
SAIL Net Interest Margin
Notes 144A
Ser. 03-3, Class A, 7 3/4s,
2033 (Cayman Islands)                    14,167          14,273          18,658          18,798          43,190           43,514
Ser. 03-BC2A, Class A, 7
3/4s, 2033 (Cayman Islands)              30,086          29,998           9,972           9,943              --               --
Ser. 03-4, Class A, 7 1/2s,
2033 (Cayman Islands)                    58,202          58,138              --              --              --               --
Ser. 04-4A, Class B, 7 1/2s,
2034 (Cayman Islands)                        --              --          80,000          73,752              --               --
Ser. 03-5, Class A, 7.35s,
2033 (Cayman Islands)                   117,090         117,056          28,188          28,180          16,164           16,159
Ser. 03-12A, Class A, 7.35s,
2033 (Cayman Islands)                   105,329         106,382          60,525          61,130          73,494           74,229
Ser. 03-6A, Class A, 7s,
2033 (Cayman Islands)                        --              --          66,931          66,931          52,174           52,174
Ser. 03-8A, Class A, 7s,
2033 (Cayman Islands)                        --              --          65,773          65,442          51,790           51,529
Ser. 03-9A, Class A, 7s,
2033 (Cayman Islands)                        --              --         164,214         163,360         105,852          105,302
Ser. 03-13A, Class A, 6
3/4s, 2033 (Cayman Islands)              93,720          94,188          51,901          52,160          47,793           48,032
Ser. 04-8A, Class B, 6 3/4s,
2034 (Cayman Islands)                        --              --         130,285         127,360         121,045          118,328
Ser. 04-2A, Class A, 5 1/2s,
2034 (Cayman Islands)                   143,357         143,357         418,435         418,435         398,421          398,421
Ser. 04-4A, Class A, 5s,
2034 (Cayman Islands)                        --              --         544,205         543,389         384,792          384,215
Ser. 04-8A, Class A, 5s,
2034 (Cayman Islands)                   168,767         168,766         347,460         347,460         323,024          323,024
Ser. 04-10A, Class A, 5s,
2034 (Cayman Islands)                   101,782         101,823         697,396         697,675         889,651          890,007
Ser. 04-BN2A, Class A, 5s,
2034 (Cayman Islands)                    47,194          47,213         120,817         120,866         118,930          118,977
Ser. 04-BNCA, Class A, 5s,
2034 (Cayman Islands)                        --              --          62,415          62,323          57,506           57,421
Ser. 04-7A, Class A, 4 3/4s,
2034 (Cayman Islands)                        --              --         179,546         179,296         278,330          277,942
Ser. 04-5A, Class A, 4 1/2s,
2034 (Cayman Islands)                    17,238          17,213         160,892         160,655              --               --
Ser. 04-AA, Class A, 4 1/2s,
2034 (Cayman Islands)                   128,285         127,836         325,711         324,571         316,548          315,440
Sasco Arc Net Interest
Margin Notes 144A Ser.
02-BC10, Class A, 7 3/4s,
2033                                         --              --              94              93              --               --
Saxon Asset Securities Trust
Ser. 02-3, Class AV, 2.581s,
2032                                    164,798         164,990              --              --              --               --
Saxon Asset Securities Trust
FRN Ser. 04-3, Class A,
2.758s, 2034                            394,258         394,381              --              --              --               --
Saxon Net Interest Margin
Trust 144A Ser. 03-A, Class
A, 6.656s, 2033                              --              --          30,907          30,907          24,284           24,284
Sequoia Mortgage Funding Co.
144A Ser. 04-A, Class AX1,
IO, 0.8s, 2008                        7,951,322          81,998              --              --              --               --
Sharps SP I, LLC Net
Interest Margin Trust Ser.
03-NC1N, Class N, 7 1/4s,
2033                                     21,992          22,082          31,066          31,193          28,452           28,568
Sharps SP I, LLC Net Interest
Margin Trust 144A
Ser. 03-HS1N, Class N,
7.48s, 2033                              14,516          14,552              --              --          39,401           39,499
Ser. 03-HE1N, 6.9s, 2033                 25,874          25,980              --              --              --               --
Ser. 04-4N, Class Note,
6.65s, 2034                                  --              --          82,708          82,608          76,581           76,489
Ser. 04-FM1N, Class N,
6.16s, 2033                              47,638          47,758              --              --              --               --
Ser. 04-HS1N, Class Note,
5.92s, 2034                              64,027          64,027         121,414         121,414         116,671          116,671
Ser. 04-HE2N, Class NA,
5.43s, 2034                              41,058          40,955          75,546          75,357          69,798           69,623
Ser. 04-HE1N, Class Note,
4.94s, 2034                              78,078          78,077         104,256         104,256         104,256          104,256
Ser. 03-0P1N, Class NA,
4.45s, 2033                              54,084          54,020         101,359         101,238         201,917          201,675
Specialty Underwriting &
Residential Finance Ser.
04-BC1, Class X, IO, 2s,
2035                                  3,558,755          60,054              --              --              --               --
Structured Adjustable Rate
Mortgage Loan Trust
Ser. 04-14, Class 1A,
5.128s, 2034                            463,371         471,552       1,359,542       1,383,543       1,380,561        1,404,933
Ser. 04-20, Class 1A2,
5.093s, 2034                            472,000         480,776       1,519,000       1,547,244       1,499,000        1,526,872
Ser. 04-18, Class 1A1,
5.089s, 2034                            232,377         236,353         640,527         651,484         665,354          676,736
Ser. 04-12, Class 1A2,
5.064s, 2034                            305,375         310,420         925,376         940,666         925,376          940,666
Ser. 04-16, Class 1A2,
5.041s, 2034                            313,023         318,172         957,597         973,350         928,343          943,614
Ser. 04-10, Class 1A1,
4.969s, 2034                            156,704         159,138         519,931         528,008         473,735          481,094
Ser. 04-4, Class 1A1, 4.79s,
2034                                     97,165          98,353          41,642          42,151         247,540          250,565
Ser. 04-8, Class 1A3,
4.729s, 2034                             55,103          55,515          38,485          38,772          70,847           71,376
Ser. 04-6, Class 1A, 4.424s,
2034                                    617,316         622,509       2,176,853       2,195,164       1,949,421        1,965,819
Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A,
2.767s, 2034                            235,771         235,771         911,963         911,963         943,085          943,085
Structured Asset Investment
Loan Trust
Ser. 03-BC1A, Class A, 7
3/4s, 2033                               45,449          45,591         106,827         107,161          91,343           91,628
Ser. 03-BC1, Class A, IO,
6s, 2005                                364,362           3,266       1,173,813          10,522       1,159,995           10,398
Ser. 03-BC2, Class A, IO,
6s, 2005                              1,345,821          18,750       5,237,828          72,973       3,809,462           53,073
Ser. 03-BC6, Class A, IO,
6s, 2005                              1,177,089           4,696       4,109,448          16,395       3,186,541           12,713
Ser. 03-BC7, Class A, IO,
6s, 2005                              1,168,392           4,661       3,763,727          15,013       3,718,999           14,834
Ser. 03-BC8, Class A, IO,
6s, 2005                                866,669          20,601       2,786,674          66,239       2,600,673           61,817
Ser. 03-BC9, Class A, IO,
6s, 2005                              1,011,333           9,069       3,240,000          29,053       2,818,000           25,269
Ser. 03-BC10, Class A, IO,
6s, 2005                                641,498           8,937       1,140,496          15,889       1,037,496           14,454
Ser. 03-BC11, Class A, IO,
6s, 2005                              2,015,628          38,064       8,087,510         152,729       7,358,134          138,956
Ser. 03-BC12, Class A, IO,
6s, 2005                                398,572           9,496       1,128,002          26,875       1,069,287           25,476
Ser. 03-BC13, Class A, IO,
6s, 2005                                700,286          16,684       1,841,143          43,865       1,692,857           40,332
Ser. 04-1, Class A, IO, 6s,
2005                                  1,831,498          52,605       7,847,241         225,393       7,253,992          208,353
Ser. 04-3, Class A, IO, 6s,
2005                                  1,570,165          60,577              --              --       4,144,503          159,895
FRB Ser. 04-9, Class A4,
2.718s, 2034                            410,000         410,000              --              --              --               --
Structured Asset Securities
Corp.
Ser. 02-HF1, Class A, IO,
6s, 2005                                118,182           2,816         443,909          10,576       1,162,273           27,691
Ser. 03-BC2, Class A, IO,
6s, 2005                                610,284          17,517       3,754,958         107,781       2,696,905           77,411
Ser. 03-40A, Class 1A,
4.983s, 2034                             84,204          85,349         384,931         390,168         288,698          292,626
Ser. 04-8, Class 1A1,
4.729s, 2034                            139,944         141,672         402,340         407,306         349,861          354,179
Ser. 03-26A, Class 2A,
4.571s, 2033                            209,103         210,967         729,417         735,920         649,294          655,082
Structured Asset Securities
Corp. 144A
FRB Ser. 03-NP2, Class A2,
2.968s, 2032                            564,000         563,207         586,000         585,176         538,000          537,244
FRN Ser. 03-NP3, Class A1,
2.918s, 2033                            504,563         504,563         137,188         137,188         125,940          125,940
Terwin Mortgage Trust FRB
Ser. 04-5HE, Class A1B,
2.838s, 2035                            116,000         115,891         692,000         691,351         658,000          657,383
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)                        --              --         349,000         336,245         299,000          288,073
FRN, Ser. 02-1A, Class III,
7.6s, 2037 (Cayman Islands)             100,000         107,570         284,000         305,500         178,000          191,475
TIAA Real Estate CDO, Ltd.
144A Ser. 02-1A, Class IIFX,
6.77s, 2037                             200,000         216,047              --              --              --               --
Wells Fargo Home Equity
Trust Ser. 04-1, Class A,
IO, 6s, 2005                            933,705          37,209              --              --              --               --
Wells Fargo Home Equity
Trust 144A
Ser. 04-2, Class N2, 8s,
2034                                     25,000          23,750         184,000         174,800         171,000          162,450
Ser. 04-1N, Class A, 5s,
2034                                         --              --         136,104         135,617              --               --
Ser. 04-2, Class N1, 4.45s,
2034                                    355,749         355,727         712,313         712,270         662,541          662,501
Wells Fargo Mortgage Backed
Securities Trust FRB Ser.
04-U, Class A1, 3.892s, 2034            344,642         347,227       1,109,623       1,117,945       1,094,483        1,102,692
Westo Ser. 04-3, Class D,
4.07s, 2012                              38,000          37,833         222,000         221,023         202,000          201,111
WFS Financial Owner Trust
Ser. 04-4, Class D, 3.58s,
2012                                     85,000          84,143          88,000          87,113          85,000           84,143
Ser. 04-1, Class D, 3.17s,
2011                                     31,462          31,192         104,612         103,713         101,466          100,594
Whole Auto Loan Trust Ser.
03-1, Class C, 3.13s, 2010                   --              --          80,621          79,462          68,566           67,580
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010             77,914          77,695         437,365         436,135         371,891          370,845
Ser. 04-1, Class D, 5.6s,
2011                                     92,000          91,612         263,000         261,890         425,000          423,207
                                                ---------------                 ---------------                 ----------------
Total Asset-backed
securities (cost
$45,687,037, $100,357,921
and $94,259,953)                                    $45,414,560                     $98,660,992                      $92,980,184

Collateralized mortgage
obligations (a)                                             1.3%                            3.4%                             6.6%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage
Funding I 144A Ser. 97-C1,
Class H, 7s, 2029                       $38,000         $39,851        $173,000        $181,425        $168,000         $176,182
Asset Securitization Corp.
Ser. 96-D3, Class A1C, 7.4s,
2026                                    377,974         400,270       2,313,384       2,449,847       1,653,068        1,750,580
Banc of America Commercial
Mortgage, Inc. 144A Ser.
04-4, IO, 0.048s, 2042                2,214,934          33,916       9,268,539         141,925       8,610,855          131,854
Banc of America Large Loan 144A
FRN Ser. 02-FL2A, Class L1,
5.34s, 2014                                  --              --         133,000         133,380         205,000          205,586
Ser. 03-BBA2, Class X1A, IO,
0.81s, 2015                           5,936,401          37,664      20,964,642         133,012      19,171,291          121,634
Banc of America Structured
Security Trust 144A Ser.
02-X1, Class A3, 5.436s,
2033                                         --              --         386,000         402,314         396,000          412,736
Bayview Commercial Asset
Trust 144A Ser. 04-3, IO,
0.775s, 2035                            486,602          38,733       1,565,718         124,629       1,540,795          122,645
Bear Stearns Commercial
Mortgage Securitization
Corp. 144A
Ser. 04-ESA, Class K, 4.6s,
2016                                         --              --         230,000         229,999         200,000          199,999
Ser. 04-HS2A, Class G, 3
1/2s, 2016                                   --              --         175,000         175,000         175,000          175,000
Ser. 04-PWRA, Class X, IO,
0.162s, 2041                          1,022,402           9,266       5,841,729          52,941       5,664,526           51,335
Ser. 04-T16, Class X1, IO,
0.119s, 2046                          1,240,000          23,056              --              --       2,195,000           40,813
Ser. 04-PWR5, Class X1, IO,
0.076s, 2034                          1,493,256          29,012       8,577,237         166,644       8,344,664          162,125
Ser. 04-PWR6, Class X1, IO,
0.067s, 2041                            972,000          16,099       3,280,000          54,325       3,240,000           53,663
Chase Commercial Mortgage
Securities Corp.
Ser. 00-1, Class A1, 7.656s,
2032                                    246,414         251,063       1,838,087       1,872,763       1,318,141        1,343,008
Ser. 00-3, Class A2, 7.319s,
2032                                         --              --         118,000         134,681         116,000          132,398
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s,
2030                                         --              --         962,000       1,042,488         896,000          970,966
Ser. 98-1, Class G, 6.56s,
2030                                         --              --         249,000         267,091         231,000          247,784
Ser. 98-1, Class H, 6.34s,
2030                                     91,000          78,237         371,000         318,965         362,000          311,228
Chase Manhattan Bank-First
Union National Ser. 99-1,
Class A1, 7.134s, 2031                  138,045         145,223              --              --              --               --
Citigroup Commercial
Mortgage Trust 144A Ser.
04-C2, Class XC, IO, 0.082s,
2041                                  2,290,000          54,745       7,234,000         172,938       7,136,000          170,595
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class A3,
6.57s, 2030                                  --              --         397,000         419,703         251,000          265,354
Ser. 97-ML1, Class A2,
6.53s, 2030                              73,279          74,012         293,116         296,047         175,870          177,628
Ser. 97-ML1, IO, 0.85s, 2017          2,869,862          73,540      10,835,481         277,659       7,038,163          180,353
Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s,
2031                                         --              --         415,000         443,184         404,000          431,437
Ser. 98-C2, Class F, 5.44s,
2030                                         --              --         146,000         148,906         142,000          144,827
Commercial Mortgage
Pass-Through Certificates
144A Ser. 01-FL4A, Class D,
2.95s, 2013                              73,000          71,164         416,000         405,540         403,000          392,867
Criimi Mae Commercial
Mortgage Trust 144A Ser.
98-C1, Class B, 7s, 2033                280,000         298,502              --              --              --               --
CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F, 7.46s,
2035                                     39,000          41,773         176,000         188,513         172,000          184,228
Ser. 04-C5, Class A-X,
0.075s, 2026                          1,140,000          23,324              --              --       8,408,000          172,028
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 03-TF2A, Class L,
6.403s, 2014                                 --              --         254,000         252,561         245,000          243,612
FRN Ser. 04-TF2A, Class J,
3.353s, 2016                            100,000         100,000         176,000         176,000         171,000          171,000
FRN Ser. 04-TF2A, Class H,
3.103s, 2019                            100,000         100,000         132,000         132,000         128,000          128,000
FRB Ser. 02-FL2A, Class A2,
2.76s, 2010                             215,986         215,990              --              --              --               --
Ser. 04-C3, Class AX, IO,
0.072s, 2036                                 --              --      10,704,034         181,573      12,369,993          209,832
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 1.076s, 2031             4,076,713         109,669      15,798,444         424,998      11,830,104          318,244
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B,
7.62s, 2033                                  --              --         472,000         542,634         463,000          532,287
Ser. 98-CF2, Class B3,
6.04s, 2031                                  --              --         100,000         105,203         100,000          105,203
DLJ Commercial Mortgage
Corp. 144A Ser. 99-CG2,
Class B3, 6.1s, 2032                         --              --         949,000         998,223         883,000          928,800
DLJ Mortgage Acceptance
Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030                        --              --         250,000         268,209         200,000          214,567
Fannie Mae
Ser. 04-10, Class QC,
18.93s, 2031                            108,903         126,816         670,172         780,406         620,747          722,851
Ser. 02-36, Class SJ,
14.081s, 2029                            11,452          12,168          42,891          45,573          27,020           28,709
Ser. 04-T3, Class PT1,
10.111s, 2044                            32,774          37,453         473,580         541,195         225,319          257,489
Ser. 02-T1, Class A4, 9
1/2s, 2031                                8,809           9,911              --              --              --               --
Ser. 02-T6, Class A3, 9
1/2s, 2041                               63,807          70,287         205,956         226,872         203,120          223,748
Ser. 02-T12, Class A4, 9
1/2s, 2042                               31,318          34,588         100,866         111,401          99,239          109,604
Ser. 04-4, Class QM, 9.365s,
2033                                    139,752         137,267         857,971         842,716         825,245          810,571
Ser. 03-W6, Class PT1,
9.344s, 2042                             83,857          94,380         334,085         376,007         195,184          219,676
Ser. 99-T2, Class A1, 7
1/2s, 2039                                6,150           6,576          57,629          61,623          45,556           48,714
Ser. 00-T6, Class A1, 7
1/2s, 2030                                   --              --              --              --           2,342            2,498
Ser. 01-T1, Class A1, 7
1/2s, 2040                               15,466          16,533         140,436         150,119          89,706           95,891
Ser. 01-T3, Class A1, 7
1/2s, 2040                               21,510          22,952          69,073          73,705          71,799           76,614
Ser. 01-T4, Class A1, 7
1/2s, 2028                               32,601          34,991         271,570         291,477         222,194          238,481
Ser. 01-T5, Class A3, 7
1/2s, 2030                                   --              --         463,668         494,333              --               --
Ser. 01-T7, Class A1, 7
1/2s, 2041                                1,746           1,862           3,453           3,682          35,062           37,387
Ser. 01-T8, Class A1, 7
1/2s, 2041                              273,378         291,796       1,726,106       1,842,395       2,853,489        3,045,730
Ser. 01-T10, Class A2, 7
1/2s, 2041                                   --              --              --              --           5,976            6,370
Ser. 01-T12, Class A2, 7
1/2s, 2041                                  342             365           2,049           2,190           1,366            1,460
Ser. 02-14, Class A2, 7
1/2s, 2042                              142,370         152,340         915,885         980,024       1,085,434        1,161,447
Ser. 02-26, Class A2, 7
1/2s, 2048                                   --              --         263,476         282,177         187,474          200,779
Ser. 02-T1, Class A3, 7
1/2s, 2031                               30,655          32,776       1,386,509       1,482,465         209,650          224,159
Ser. 02-T4, Class A3, 7
1/2s, 2041                              117,672         125,754         876,816         937,032       1,064,347        1,137,441
Ser. 02-T6, Class A2, 7
1/2s, 2041                              350,797         374,644       2,532,123       2,704,257       1,667,465        1,780,819
Ser. 02-T12, Class A3, 7
1/2s, 2042                               24,028          25,708         257,099         275,078         150,575          161,105
Ser. 02-T16, Class A3, 7
1/2s, 2042                              496,615         531,862       1,899,096       2,033,883       1,502,184        1,608,800
Ser. 02-T18, Class A4, 7
1/2s, 2042                              219,131         234,703         451,776         483,880         946,508        1,013,770
Ser. 02-T19, Class A3, 7
1/2s, 2042                               52,400          56,111              --              --              --               --
Ser. 02-W1, Class 2A, 7
1/2s, 2042                               44,044          46,937         278,095         296,363         459,730          489,929
Ser. 02-W3, Class A5, 7
1/2s, 2028                               52,253          55,912       1,107,175       1,184,710       1,769,353        1,893,260
Ser. 02-W4, Class A5, 7
1/2s, 2042                              306,937         328,545       1,354,449       1,449,797       1,095,738        1,172,874
Ser. 02-W7, Class A5, 7
1/2s, 2029                              155,095         166,097           1,704           1,825           1,278            1,369
Ser. 03-W1, Class 2A, 7
1/2s, 2042                               15,748          16,819              --              --              --               --
Ser. 03-W2, Class 1A3, 7
1/2s, 2042                              870,744         932,941         283,024         303,241       1,047,040        1,121,830
Ser. 03-W3, Class 1A3, 7
1/2s, 2042                              169,827         181,907         624,578         669,004         372,563          399,064
Ser. 04-T3, Class 1A4, 7
1/2s, 2044                                7,350           7,883          32,665          35,036          21,232           22,773
Ser. 04-W2, Class 5A, 7
1/2s, 2044                               97,307         104,432              --              --              --               --
Ser. 04-W8, Class 3A, 7
1/2s, 2044                              237,736         255,102         793,570         851,538         700,652          751,833
Ser. 04-W9, Class 2A3, 7
1/2s, 2044                              156,652         167,926              --              --              --               --
Ser. 04-W11, Class 1A4, 7
1/2s, 2044                               33,344          35,771              --              --              --               --
Ser. 04-W12, Class 1A4, 7
1/2s, 2044                              109,552         117,609         259,209         278,271         251,384          269,870
Ser. 03-22, Class IO, IO,
6s, 2033                                493,994          94,774              --              --              --               --
Ser. 03-31, Class IM, IO, 5
3/4s, 2032                              406,133          35,604       2,504,966         219,598       2,318,403          203,243
Ser. 03-118, Class SF, IO,
5.683s, 2033                            933,640         116,705       3,321,013         415,127       3,312,331          414,041
Ser. 02-36, Class QH, IO,
5.633s, 2029                             24,812             910          92,930           3,408          69,286            2,541
Ser. 329, Class 2, IO, 5
1/2s, 2033                            1,987,511         419,862      11,257,760       2,378,202       8,465,405        1,788,317
Ser. 331, Class 1, IO, 5
1/2s, 2032                              505,569          95,742       1,629,188         308,527       1,609,613          304,820
Ser. 333, Class 2, IO, 5
1/2s, 2033                            1,554,698         328,916       8,036,968       1,700,321       6,044,234        1,278,733
Ser. 346, Class 2, IO, 5
1/2s, 2033                              231,329          49,302         846,365         180,382         814,784          173,651
Ser. 03-8, Class IP, IO, 5
1/2s, 2028                                   --              --       1,303,773          75,187       1,203,896           69,428
Ser. 03-15, Class PK, IO, 5
1/2s, 2026                              496,662          17,383       4,532,710         158,645       4,167,936          145,878
Ser. 03-17, Class IT, IO, 5
1/2s, 2027                              340,000          58,331              --              --              --               --
Ser. 343, Class 29, IO, 5s,
2018                                    198,381          29,706       1,220,803         182,808       1,130,769          169,326
Ser. 03-24, Class UI, IO,
5s, 2031                                353,394          52,451       1,256,177         186,444       1,253,150          185,994
Ser. 03-W12, Class 2, IO,
2.219s, 2043                          1,459,845          91,285       5,014,249         313,545       4,124,439          257,904
Ser. 03-W10, Class 1, IO,
1.992s, 2043                          2,190,162         110,165      10,469,314         526,606      15,235,983          766,370
Ser. 03-W10, Class 3, IO,
1.968s, 2043                            758,846          37,942       3,115,659         155,783       2,430,816          121,541
Ser. 03-W8, Class 12, IO,
1.641s, 2042                          3,366,179         160,837      11,944,431         570,709       9,196,799          439,426
Ser. 03-W6, Class 11, IO,
1.629s, 2042                            967,109          10,878         767,173           8,629       1,845,482           20,758
Ser. 03-W17, Class 12, IO,
1.158s, 2033                                 --              --       3,646,694         119,202       3,501,020          114,440
Ser. 03-W8, Class 11, IO,
1.128s, 2042                          2,054,063           9,519       7,261,457          33,651       5,599,362           25,949
Ser. 03-T2, Class 2, IO,
1.014s, 2042                          1,656,877          39,944      15,947,444         384,456      11,339,254          273,363
Ser. 03-W6, Class 21, IO,
0.978s, 2042                            888,015           2,690         704,713           2,135       1,694,391            5,133
Ser. 03-W6, Class 51, IO,
0.681s, 2042                          1,045,004          19,236       4,674,384          86,043       3,702,034           68,145
Ser. 01-T12, Class IO, IO,
0.569s, 2041                          2,803,493          41,498       3,228,781          47,793       2,148,551           31,803
Ser. 01-50, Class B1, IO,
0.481s, 2041                          1,558,750          18,571       5,347,825          63,714       3,580,373           42,656
Ser. 03-W2, Class 1, IO,
0.468s, 2042                            847,579          10,981      29,759,433         385,557      23,826,382          308,690
Ser. 02-T4, IO, 0.451s, 2041         16,401,762         182,874      17,239,384         192,214      10,901,212          121,545
Ser. 02-T1, Class IO, IO,
0.424s, 2031                          2,543,481          27,002       3,158,349          33,529       2,005,471           21,290
Ser. 03-W6, Class 3, IO,
0.366s, 2042                          1,509,064          15,405       6,749,323          68,898       5,345,710           54,569
Ser. 03-W6, Class 23, IO,
0.352s, 2042                          1,582,689          15,531       7,077,299          69,451       5,605,107           55,004
Ser. 01-79, Class BI, IO,
0.351s, 2045                          2,625,311          23,252      17,892,501         158,472      12,722,659          112,683
Ser. 03-34, Class P1,
Principal Only (PO), zero %,
2043                                     79,994          56,782              --              --              --               --
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s,
2042                                     32,312          35,674         103,862         114,668         102,324          112,969
Ser. T-42, Class A5, 7 1/2s,
2042                                    138,501         148,142         354,669         379,359         770,936          824,604
Ser. T-51, Class 2A, 7 1/2s,
2042                                    223,724         238,766         634,721         677,395         737,242          786,809
Ser. T-58, Class 4A, 7 1/2s,
2043                                  1,174,960       1,255,951         381,877         408,200         210,172          224,659
Ser. T-60, Class 1A3, 7
1/2s, 2044                              584,681         627,094       1,881,843       2,018,351       1,857,407        1,992,142
Ser. T-56, Class A, IO,
1.328s, 2043                          1,507,590          23,066       5,295,622          81,023       4,223,715           64,623
Ser. T-56, Class 3, IO,
0.358s, 2043                          1,423,839          15,093       4,728,630          50,123       3,863,064           40,948
Ser. T-56, Class 1, IO,
0.288s, 2043                          1,700,632          12,755       5,648,819          42,366       4,614,221           34,607
Ser. T-56, Class 2, IO,
0.041s, 2043                          1,647,448           5,107       5,470,652          16,959       4,469,105           13,854
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1, 7.59s,
2025                                    100,000          70,000              --              --              --               --
Ser. 00-1, Class X, IO,
1.563s, 2020                          1,073,228          63,193       4,149,338         244,319       2,651,843          156,145
FFCA Secured Lending Corp.
144A Ser. 00-1, Class A2,
7.77s, 2027                             392,000         445,603       1,334,000       1,516,416         705,000          801,404
First Union National
Bank-Bank of America
Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO,
1.746s, 2033                                 --              --       7,472,953         630,530       6,656,034          561,603
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s,
2029                                         --              --         580,000         675,247         538,000          626,350
Ser. 97-C1, Class A3, 7.38s,
2029                                    670,927         705,861              --              --              --               --
First Union-Lehman
Brothers-Bank of America
144A Ser. 98-C2, Class G,
7s, 2035                                     --              --         287,000         319,568         281,000          312,887
Freddie Mac
IFB Ser. 2763, Class SC,
20.24s, 2032                            352,653         412,826       1,253,777       1,467,709       1,251,057        1,464,525
Ser. 2553, Class IJ, IO, 5
1/2s, 2020                              107,669           2,523              --              --              --               --
Ser. 2595, Class WU, IO, 5
1/2s, 2026                              547,200          84,132              --              --              --               --
Ser. 2596, Class IL, IO, 5s,
2030                                    236,862          31,894       1,452,545         195,588       1,394,506          187,773
Ser. 2626, Class JS, IO,
4.198s, 2023                          1,266,090          95,460              --              --              --               --
Ser. 1208, Class F, PO, zero
%, 2022                                  18,185          16,588              --              --              --               --
Ser. 2696, PO, zero %, 2033              72,820          51,175         447,323         314,362         430,678          302,665
Ser. 2825, Class KO, zero %,
2034                                    223,000         160,490              --              --              --               --
G-Force CDO, Ltd. 144A
Ser. 02-1A, Class E, 8 1/4s,
2037 (Cayman Islands)                        --              --         150,000         155,039         142,000          146,770
Ser. 02-1A, Class D, 7.61s,
2037 (Cayman Islands)                        --              --         100,000         108,906              --               --
Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)                   142,000         142,732         197,000         198,016         184,000          184,949
GEBL 144A
Ser. 04-2, Class D, 5 1/2s,
2034                                         --              --         174,000         174,000         214,000          214,000
Ser. 04-2, Class C, 5s, 2034                 --              --         130,000         130,000         214,000          214,000
General Growth
Properties-Mall Properties
Trust FRB Ser. 01-C1A, Class
D3, 4.653s, 2014                         65,933          66,015         235,761         236,055         189,807          190,045
GMAC Commercial Mortgage
Securities, Inc. Ser. 04-C2,
Class A4, 5.301s, 2038                  154,000         159,544         867,000         898,212         853,000          883,708
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s,
2036                                         --              --         350,039         279,258         306,364          244,414
FRN Ser. 02-FL1A, Class D,
5.14s, 2014                                  --              --          81,017          80,840          74,978           74,814
Government National
Mortgage Association
Ser. 03-114, Class SP,
13.646s, 2027                           243,864         260,934         894,453         957,064         860,846          921,105
Ser. 97-13, Class PI, IO,
8s, 2027                                159,297          26,557              --              --              --               --
Ser. 04-86, Class SW, IO,
4.34s, 2034                             207,787          17,698       1,682,089         143,269       1,563,353          133,156
Ser. 98-2, Class EA, PO,
zero %, 2028                             40,206          33,465           7,671           6,385              --               --
Ser. 99-31, Class MP, PO,
zero %, 2029                             41,246          36,750         194,865         173,623          97,433           86,811
GS Mortgage Securities
Corp. II 144A
FRB Ser. 03-FL6A, Class L,
5.653s, 2015                             62,000          62,078         124,000         124,155         114,000          114,143
Ser. 04-GG2, Class XC, IO,
0.091s, 2038                          1,363,735          15,768       5,253,421          60,743       5,094,801           58,909
HVB Mortgage Capital Corp.
Ser. 03-FL1A, Class K,
5.22s, 2022                             118,000         117,964              --              --              --               --
IStar Asset Receivables
Trust Ser. 02-1A, Class E,
3.429s, 2020                            133,000         133,120         501,000         501,451         314,000          314,283
JP Morgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 04-FL1A, Class X1A, IO,
0.848s, 2019                          7,242,929          63,738              --              --              --               --
Ser. 04-CBX, Class X1,
0.074s, 2039                          8,230,824         155,727              --              --              --               --
Ser. 04-C3, Class X1, IO,
0.047s, 2042                          1,000,000          17,010       3,385,000          57,579       3,339,000           56,796
LB Commercial Conduit
Mortgage Trust Ser. 96-C2,
Class A, 7.49s, 2026                     94,111          94,881              --              --              --               --
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s,
2031                                         --              --         149,428         148,771         136,004          135,406
Ser. 99-C1, Class G, 6.41s,
2031                                         --              --         159,961         153,982         145,590          140,148
LB-UBS Commercial Mortgage
Trust 144A
Ser. 04-C7, Class XCL, IO,
0.138s, 2036                          1,848,147          39,835       6,025,438         129,871       5,839,825          125,870
Ser. 04-C2, Class XCL, IO,
0.135s, 2036                          1,024,975          29,491              --              --       4,482,398          128,970
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRN Ser. 03-LLFA, Class L,
6.148s, 2014                                 --              --         356,000         351,241         345,000          340,388
FRB Ser. 04-LLFA, Class H,
3.353s, 2017                            175,000         175,665         184,000         184,699         214,000          214,813
FRB Ser. 03-C4, Class A,
2.99s, 2015                              76,443          76,634         266,588         267,254         205,562          206,076
Merrill Lynch Mortgage
Investors, Inc.
Ser. 99-C1, Class A1, 7.37s,
2031                                    138,763         140,969         106,847         108,546          67,300           68,370
Ser. 98-C3, Class E, 7.143s,
2030                                         --              --         137,000         152,477         127,000          141,347
Ser. 96-C2, Class JS, IO,
2.13s, 2028                             550,994          28,045       1,007,914          51,302         384,564           19,574
Merrill Lynch Mortgage
Investors 144A
Ser. 04-BPC1, Class XC, IO,
0.059s, 2041                          3,064,000          58,886       4,650,000          89,367       4,503,000           86,542
Ser. 04-KEY2, Class X-C, IO,
0.052s, 2039                          1,940,209          40,017       6,820,703         140,677       6,328,158          130,518
Morgan Stanley Capital I 144A
Ser. 96-C1, Class E, 7.472s,
2028                                         --              --         240,000         248,994         230,000          238,620
Ser. 98-HF1, Class F, 7.18s,
2030                                     14,000          15,260         124,000         135,160         115,000          125,350
Ser. 04-RR, Class F5, 6s,
2039                                         --              --         395,000         340,994         340,000          293,514
Ser. 04-RR, Class F6, 6s,
2039                                         --              --         395,000         327,725         350,000          290,389
Morgan Stanley Dean Witter
Capital I 144A FRB
Ser. 01-XLF, Class D,
3.851s, 2013                             52,079          52,078          90,643          90,643          60,978           60,978
Ser. 01-XLF, Class E,
3.801s, 2013                            113,628         113,628         119,439         119,439          80,702           80,702
Mortgage Capital Funding, Inc.
Ser. 97-MC1, Class A3,
7.288s, 2027                             70,367          71,940              --              --              --               --
Ser. 97-MC2, Class X, IO,
1.285s, 2012                          1,326,746          34,426         367,574           9,538              --               --
Mortgage Capital Funding,
Inc. FRB Ser. 98-MC2, Class
E, 7.146s, 2030                          37,000          40,916         215,000         237,755         206,000          227,803
Nomura Asset Securities Corp.
Ser. 95-MD3, Class A1B,
8.15s, 2027                             332,898         334,183         121,534         122,003          81,904           82,220
Ser. 96-MD5, Class A1C,
7.12s, 2039                             235,000         245,152       1,315,000       1,371,808       1,017,566        1,061,525
PNC Mortgage Acceptance
Corp. 144A
Ser. 99-CM1, Class B3, 7.1s,
2032                                         --              --         813,000         892,123         757,000          830,673
Ser. 00-C2, Class J, 6.22s,
2033                                         --              --         208,000         216,727         193,000          201,098
Pure Mortgages 144A
FRB Ser. 04-1A, Class F,
6.132s, 2034 (Ireland)                  116,000         116,000         558,000         558,000         544,000          544,000
Ser. 04-1A, Class E, 3.645s,
2034 (Ireland)                          100,000         100,000         220,000         220,000         429,000          429,000
Salomon Brothers Mortgage
Securities VII
Ser. 96-C1, Class E, 8.384s,
2028                                         --              --         610,000         634,095         530,000          550,935
Ser. 00-C2, Class A1,
7.298s, 2033                             14,544          14,768          53,642          54,467          33,780           34,300
Salomon Brothers Mortgage
Securities VII 144A Ser.
03-CDCA, Class X3CD, IO,
0.994s, 2015                            541,262           4,933       1,874,623          17,085       1,748,558           15,936
Starwood Asset Receivables
Trust 144A FRB
Ser. 03-1A, Class F, 3.518s,
2022                                     22,685          22,715              --              --              --               --
Ser. 03-1A, Class E, 3.468s,
2022                                     31,760          31,801              --              --              --               --
STRIPS 144A
Ser. 03-1A, Class L, 5s,
2018 (Cayman Islands)                        --              --         172,000         150,380         165,000          144,260
Ser. 03-1A, Class M, 5s,
2018 (Cayman Islands)                        --              --         116,000          96,234         112,000           92,915
Ser. 04-1A, Class K, 5s,
2018 (Cayman Islands)                   100,000          95,980              --              --              --               --
Ser. 04-1A, Class L, 5s,
2018 (Cayman Islands)                        --              --          76,000          66,933          74,000           65,172
Structured Asset Securities
Corp. Ser. 03-12XS, Class A,
IO, 5s, 2005                            557,829           4,612              --              --              --               --
TIAA Real Estate CDO, Ltd.
Ser. 01-C1A, Class A1,
5.77s, 2016 (Cayman Islands)             31,223          31,793              --              --              --               --
Trizechahn Office Properties
Trust 144A Ser. 01-TZHA,
Class D3, 6.943s, 2013                   52,000          54,987         143,000         151,215         122,000          129,009
                                                ---------------                 ---------------                 ----------------
Total Collateralized
mortgage obligations (cost
$18,368,808, $67,878,208 and
$61,645,587)                                        $17,168,999                     $63,712,914                      $58,077,445


Warrants (a) (NON)                                           0.1%                             --%                             --%
--------------------------------------------------------------------------------------------------------------------------------
                             Expiration  Warrants          Value        Warrants           Value        Warrants           Value
--------------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc.                 9/8/2008      356         $4,272              --             $--             179           $2,148
AboveNet, Inc.                 9/8/2010      419          3,352              --              --             212            1,696
Dayton Superior Corp. 144A    6/15/2009      630              1              --              --             330                1
Hanaro Telecom Structured
Exercise Call Warrants 144A
(South Korea) (issued by UBS
AG)                           9/15/2005  117,051        363,558              --              --              --               --
Lucent Technologies, Inc.    12/10/2007    3,923          6,041          10,774          16,592              --               --
ONO Finance PLC 144A (United
Kingdom)                      2/15/2011      290              3              --              --              --               --
Pliant Corp. 144A              6/1/2010       --             --              --              --             160                2
SK Telecom Sturctured
Exercise Call Warrants 144A
(issued by UBS AG)            7/15/2005    6,604      1,256,871              --              --              --               --
Travel Centers of America,
Inc. 144A                      5/1/2009      210          1,050              --              --             180              900
Ubiquitel, Inc. 144A          4/15/2010       --             --              --              --             590                1
Washington Group
International, Inc. Ser. A    1/25/2006    1,794         24,183              --              --             864           11,645
Washington Group
International, Inc. Ser. B    1/25/2006    2,050         21,443              --              --             987           10,324
Washington Group
International, Inc. Ser. C    1/25/2006    1,107         10,018              --              --             533            4,824
                                                ---------------                 ---------------                 ----------------
Total Warrants (cost
$1,601,492, $0 and $180,431)                         $1,690,792                         $16,592                          $31,541


Units (a) (cost $368,103,
$-- and $177,400)                                             --%                             --%                             --%
--------------------------------------------------------------------------------------------------------------------------------
                                          Shares           Value          Shares           Value          Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Morrison Knudsen Corp., 2032            570,000         $48,450              --             $--         275,000          $23,375

Preferred stocks (a) (cost
$943, $-- and $--)                                           --%                             --%                              --%
--------------------------------------------------------------------------------------------------------------------------------
                                          Shares           Value          Shares           Value          Shares           Value
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.
13.00% pfd. (PIK)                             1            $400              --             $--              --              $--


Municipal bonds and notes (a)                                 --%                             --%                            0.1%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                               Rating    amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------
IL State G.O. Bonds, 5.1s,
6/1/33                             AA       $--             $--        $265,000        $254,551        $255,000         $244,945
NJ State Tpk. Auth. Rev.
Bonds, Ser. B, AMBAC,
4.252s, 1/1/16                    Aaa        --              --         255,000         245,705         200,000          192,710
OR State G.O. Bonds (Taxable
Pension), 5.892s, 6/1/27          Aa3        --              --         270,000         288,333         240,000          256,296
                                                ---------------                 ---------------                 ----------------
Total Municipal bonds and
notes (cost $0, $790,000 and
$695,000)                                                   $--                        $788,589                         $693,951


Short-term investments (a)                                 14.0%                           16.7%                            30.5%
--------------------------------------------------------------------------------------------------------------------------------
                                      Principal                       Principal                       Principal
                                         amount           Value          amount           Value          amount            Value
--------------------------------------------------------------------------------------------------------------------------------
Short-term investments held
as collateral for loaned
securities with yields
ranging from 2.15% to 2.50%
and due dates ranging from
January 3, 2005 to February
2, 2005 (d)                         $26,880,164     $26,856,840     $29,729,861     $29,703,612      $5,744,535       $5,739,447
Putnam Prime Money Market
Fund (e)                            106,076,486     106,076,486     244,554,383     244,554,383     166,491,755      166,491,755
Citibank Credit Card
Issuance Trust (Dakota) for
an effective yield of 2.31%,
February 3, 2005                             --              --              --              --       6,000,000        5,987,295
CRC Funding, LLC for an
effective yield of 2.33%,
January 13, 2005                             --              --              --              --       8,737,000        8,730,214
Credit Lyonnais North
America for an effective
yield of 1.41%, January 14,
2005 (France)                         5,500,000       5,497,200       7,000,000       6,996,436              --               --
Danske Corp. for an
effective yield of 2.33%,
January 14, 2005 (Denmark)                   --              --              --              --      10,000,000        9,991,586
Delaware Funding Corp. for
an effective yield of 2.29%,
January 13, 2005                             --              --              --              --      10,000,000        9,992,367
Dexia Delaware, LLC for an
effective yield of 2.33%,
January 19, 2005 (Belgium)                   --              --              --              --      10,000,000        9,988,350
Federal Home Loan Banks for
an effective yield of 2.26%,
January 12, 2005                             --              --      10,000,000       9,993,094      10,000,000        9,993,094
International Lease Finance
Corp. for an effective yield
of 2.255%, January 24, 2005                  --              --              --              --      10,000,000        9,985,593
Morgan Stanley Dean Witter &
Co. for an effective yield
of 2.34%, January 10, 2005                   --              --       2,000,000       1,998,830              --               --
Preferred Receivables
Funding Corp. for an
effective yield of 2.31%,
January 11, 2005                             --              --              --              --      10,040,000       10,033,558
Wells Fargo Bank NA for an
effective yield of 2.33%,
January 13, 2005                             --              --              --              --      10,000,000       10,000,000
Windmill Funding Corp. for
an effective yield of 2.26%,
January 11, 2005                      8,000,000       7,994,978      16,000,000      15,989,956              --               --
Interest in $700,000,000
joint tri-party repurchase
agreement dated December 31,
2004 with Goldman Sachs &
Co. due January 3, 2005 with
respect to various U.S.
Government obligations --
maturity value of
$36,002,869, $-- and
$10,767,054, respectively,
for an effective yield of
2.29% (collateralized by
Fannie Mae securities with
coupons ranging from 4.193%
to 7.00% and due dates
ranging from January 1, 2009
to November 1, 2034)                 35,996,000      35,996,000              --              --      10,765,000       10,765,000
                                                ---------------                 ---------------                 ----------------
Total Short-term investments
(cost $182,421,504,
$309,236,311 and
$267,698,259)                                      $182,421,504                    $309,236,311                     $267,698,259
                                                ---------------                 ---------------                 ----------------
Total Investments  (cost
$1,297,591,769,
$1,908,158,876 and
$968,948,453) (b)                                $1,438,958,037                  $2,057,731,394                   $1,011,573,296
                                                ---------------                 ---------------                 ----------------



Putnam Asset Allocation: Growth Portfolio
----------------------------------------------------------------------------
Forward currency contracts to buy at December 31, 2004 (Unaudited)
(aggregate face value $169,571,531)
                                                                  Unrealized
                                     Aggregate    Delivery      appreciation/
                          Value     face value        date     (depreciation)
----------------------------------------------------------------------------
Australian Dollar   $39,410,719    $39,176,349     4/20/05          $234,370
British Pound        55,543,602     55,192,049     3/16/05           351,553
Canadian Dollar       7,348,079      7,298,175     4/20/05            49,904
Euro                 24,721,700     24,544,494     3/16/05           177,206
Hong Kong Dollar      2,762,904      2,763,633     5/18/05              (729)
Japanese Yen         19,383,366     19,391,515     5/18/05            (8,149)
New Zealand Dollar      328,253        326,600     4/20/05             1,653
Norwegian Krone         386,785        380,095     3/16/05             6,690
Singapore Dollar        658,474        657,934     5/18/05               540
Swedish Krona         9,063,881      9,043,593     3/16/05            20,288
Swiss Franc           7,156,534      7,146,789     3/16/05             9,745
Taiwan Dollar         3,711,455      3,650,305     5/18/05            61,150
 ---------------------------------------------------------------------------
                                                                    $904,221
----------------------------------------------------------------------------

Forward currency contracts to sell at December 31, 2004 (Unaudited) (aggregate face value $263,471,621)
                                                                  Unrealized
                                     Aggregate    Delivery      appreciation/
                          Value     face value        date     (depreciation)
----------------------------------------------------------------------------
Australian Dollar   $13,147,688    $12,870,953     4/20/05         $(276,735)
British Pound        36,691,578     36,317,180     3/16/05          (374,398)
Canadian Dollar      51,117,524     51,377,002     4/20/05           259,478
Danish Krone          1,904,319      1,862,197     3/16/05           (42,122)
Euro                 89,284,873     87,790,626     3/16/05        (1,494,247)
Japanese Yen         12,463,360     12,459,016     5/18/05            (4,344)
Mexican Peso          4,043,690      3,955,154     4/20/05           (88,536)
Norwegian Krone      21,721,571     21,447,826     3/16/05          (273,745)
Swedish Krona         9,201,226      9,078,191     3/16/05          (123,035)
Swiss Franc          26,256,223     26,313,476     3/16/05            57,253
----------------------------------------------------------------------------
                                                                 $(2,360,431)
----------------------------------------------------------------------------

Futures contracts outstanding at December 31, 2004 (Unaudited)
                                                                  Unrealized
                                        Aggregate  Expiration   appreciation/
                              Value    face value        date  (depreciation)
----------------------------------------------------------------------------
Canadian Government
Bond 10 yr (Long)          $187,261      $184,247      Mar-05         $3,014
CBT Interest Rate
Swap 10 yr (Long)         5,072,938     5,103,531      Mar-05        (30,593)
Dow Jones Euro
Stoxx 50 Index (Long)    44,994,419    44,845,608      Mar-05        148,811
Euro 90 day (Long)        3,155,588     3,160,661      Mar-05         (5,073)
Euro 90 day (Short)      38,109,788    38,144,010      Mar-05         34,222
Euro 90 day (Long)        1,452,375     1,454,835      Jun-05         (2,460)
Euro 90 day (Short)         968,250       973,046      Jun-05          4,796
Euro 90 day (Long)        1,449,150     1,449,885      Sep-05           (735)
Euro 90 day (Short)         966,100       969,496      Sep-05          3,396
Euro 90 day (Long)        2,169,900     2,168,197      Dec-05          1,703
Euro 90 day (Short)         723,300       724,900      Dec-05          1,600
Euro 90 day (Long)        1,926,501     1,921,792      Mar-06          4,709
Euro 90 day (Long)        1,924,501     1,917,992      Jun-06          6,509
Euro-Bobl 5 yr
(Long)                    1,994,751     1,999,036      Mar-05         (4,285)
Euro-Bund 10 yr
(Long)                   51,253,863    51,065,750      Mar-05        188,113
FTSE 100 Index
(Long)                   64,376,228    63,492,942      Mar-05        883,286
Japanese Government
Bond 10 yr (Long)         2,026,061     2,023,631      Mar-05          2,430
Russell 2000
Index Mini (Short)       27,402,600    26,547,002      Mar-05       (855,598)
S&P 500 Index
(Long)                  143,520,025   139,594,119      Mar-05      3,925,906
S&P 500 Index
(Short)                 131,383,025   128,151,733      Mar-05     (3,231,292)
U.K. Gilt (Long)         94,231,162    93,860,585      Mar-05        370,577
U.S. Treasury
Bond 30 yr (Long)         9,112,500     9,126,649      Mar-05        (14,149)
U.S. Treasury
Note 2 yr (Short)         4,191,875     4,195,878      Apr-05          4,003
U.S. Treasury
Note 5 yr (Long)         48,631,876    48,598,778      Mar-05         33,098
U.S. Treasury
Note 10 yr (Long)         5,708,813     5,695,203      Mar-05         13,610
U.S. Treasury
Note 10 yr (Short)      136,675,688   136,921,972      Mar-05        246,284
----------------------------------------------------------------------------
                                                                  $1,731,882
----------------------------------------------------------------------------

TBA sale commitments outstanding at December 31, 2004 (Unaudited)
(proceeds receivable $16,849,176)

                     Principal            Settlement
Agency                  amount                  date                   Value
----------------------------------------------------------------------------
FNMA, 7s,
January 1, 2035     $2,700,000               1/13/05              $2,859,891
FNMA, 6 1/2s,
January 1, 2035     11,700,000               1/13/05              12,266,719
FNMA, 5 1/2s,
January 1, 2035      1,500,000               1/13/05               1,522,500
FNMA, 5s,
January 1, 2035        200,000               1/13/05                 198,469
----------------------------------------------------------------------------
                                                                 $16,847,579
----------------------------------------------------------------------------

Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                       Notional   Termination appreciation/
                                         amount          date (depreciation)
---------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      $1,000,000       3/30/09      $24,121

Agreement with Bank of America,
N.A. dated December 2,  2003 to
receive semi-annually the
notional amount multiplied by
2.444% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.               111,000       12/5/05         (609)

Agreement with Bank of America
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 2.1125%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR.                33,000      12/16/05          300

Agreement with Credit Suisse
First Boston International
dated October 5, 2004 to
receive semi-annually the
notional amount multiplied by
4.624% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.            13,580,000       10/7/14      101,339

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to pay
semi-annually the notional
amount multiplied by 4.945% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                         687,400        7/9/14      (32,564)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiplied by 2.931% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                         588,600        7/9/06        2,514

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.7756%.            283,084        8/2/22       29,520

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional
amount multiplied by the three
month USD-LIBOR-BBA and pay
quarterly the notional amount
multiplied by 5.86%.                     317,679        8/2/32      (37,326)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 10, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.405%.                                2,448,129       8/15/10     (201,403)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.845%.             570,000        8/1/22       64,386

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.919%.             639,659        8/1/32      (81,248)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.             283,084       8/12/22       23,197

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.689%.             317,679       8/12/32      (28,860)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                   2,517,000      12/15/13       23,497

Agreement with Lehman Brothers
Special Financing, Inc. dated
May 21, 2003 to pay
semi-annually the notional
amount multiplied by 3.1001%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR.             2,227,000       1/15/10       71,572

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiplied by 2.23762%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                   1,316,000       12/9/05       (9,942)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     925,000       1/26/06        6,245

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     903,000       1/23/06        5,753

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     903,000       1/23/06        5,753

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     485,000       1/26/06        3,225

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.375% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     306,000       1/26/14         (806)

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to receive
semi-annually the notional
amount multiplied by 5.7756%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     283,084        8/2/22       29,729

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     298,000       1/23/14       (1,731)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     298,000       1/23/14       (1,967)

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to pay
semi-annually the notional
amount multiplied by 5.152% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     275,120        8/2/12      (18,764)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 4.71% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     260,000      12/15/13       (3,723)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.379% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     157,000       1/26/14         (465)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiplied by 4.579% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                     104,000      12/16/13         (472)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 2.235% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                      62,000      12/15/05          486

Agreement with Merrill Lynch
Capital Services, Inc. dated
February 28, 2001 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.815%.           7,200,000        3/2/11     (753,869)

Agreement with Merrill Lynch
Capital Services, Inc. dated
February 28, 2001 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.485%.           2,500,000        3/2/06     (107,297)

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.845%.                                  570,000        8/1/22       65,300

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to receive
semi-annually the notional
amount multiplied by the three
month LIBOR-BBA and pay the
notional amount multiplied by
5.204%.                                  553,964        8/1/12      (39,037)

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.             283,084       8/12/22       23,643

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 4.94%.              275,120       8/13/12      (14,343)
---------------------------------------------------------------------------
                                                                   (853,846)
---------------------------------------------------------------------------

Total return swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                       Notional   Termination appreciation/
                                         amount          date (depreciation)
---------------------------------------------------------------------------
Agreement with Citigroup Global
Markets, Ltd. dated September
29, 2004 to receive (pay)
monthly the notional amount
multiplied by the total rate of
return of the Citigroup non USD
Agreement with Citigroup Global
Markets, Ltd. dated September
29, 2004 to receive (pay)
monthly the notional amount
multiplied by the total rate of
return of the Citigroup non USD
World Government Bond Index and
pay monthly the notional amount
multiplied by the one month
USD-LIBOR plus 1.4 basis
points.                             $60,691,587        1/31/05      233,875

Agreement with Deutsche Bank AG
dated December 29, 2004 to
receive at maturity the
notional amount multiplied by
the nominal spread appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and an
accrual of 7 basis points plus
the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index and pay at maturity the
notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an accrual
of 7 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index.                        657,100        4/1/05           20

Agreement with Deutsche Bank AG
dated August 10, 2004 to
receive at maturity the
notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
pay at maturity the notional
amount multiplied by the
nominal spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an accrual
of 25 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index.                      4,163,300        3/1/05       27,769

Agreement with Deutsche Bank AG
dated July 16, 2004 to receive
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and pay at
maturity the notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 40
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                        438,000       1/31/05       (3,031)

Agreement with Deutsche Bank AG
dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43 basis
points.                                  657,100        1/1/05        5,089

Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 8 basis
points.                                9,079,000        7/1/05          291

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to pay monthly
the notional amount multiplied
by the spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points.              866,633        6/1/05          114

Agreement with JP Morgan Chase
Bank dated September 14, 2004
to receive (pay) quarterly the
units multiplied by Russell
2000 Total Return Index and
receive quarterly the units
multiplied by the three month
USD-LIBOR less 0.80%.                 70,035,614       9/15/05     (897,984)

Agreement with JP Morgan Chase
Bank dated October 12, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Growth Index
and receive at maturity the
units multiplied by the three
month USD-LIBOR less 45 basis
points.                               20,493,730       1/17/05   (1,805,973)

Agreement with JP Morgan Chase
Bank dated October 12, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Value Index
and pay at maturity the units
multiplied by the three month
USD-LIBOR plus 15 basis
points.                               20,499,934       1/17/05    1,734,983

Agreement with JP Morgan Chase
Bank dated October 11, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Growth Index
and receive at maturity the
units multiplied by the three
month USD-LIBOR less 45 basis
points.                               20,493,806       1/14/05   (1,742,122)

Agreement with JP Morgan Chase
Bank dated October 11, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Value Index
and pay at maturity the units
multiplied by the three month
USD-LIBOR plus 15 basis
points.                               20,499,918       1/14/05    1,681,842

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive
(pay) monthly the notional
amount multiplied by the return
of Lehman Brothers CMBS
ERISA-Eligible Index and pay
monthly the one month
USD-LIBOR-BBA less 25 basis
points.                                1,496,588        3/1/05        5,975

Agreement with Lehman Brothers
Special Financing, Inc. dated
April 20, 2004 to receive (pay)
at maturity the notional amount
multiplied by the return of the
Lehman Brothers US High Yield
Index and receive at maturity
the notional amount multiplied
by the one month USD-LIBOR
adjusted by a specified
spread.                                5,500,264        2/1/05      453,353

Agreement with Lehman Brothers
Special Financing, Inc. dated
October 21, 2004 to receive
(pay) monthly the notional
amount multiplied by the return
of FNMA 30yr 5% MBS and receive
monthly the one month USD
LIBOR-BBA less 12 basis points
per annum.                            15,501,204       1/13/05       82,959

Agreement with Merrill Lynch
Capital Services, Inc. dated
June 13, 2003 to pay quarterly
the notional amount multiplied
by the three month USD-LIBOR
adjusted by a specified spread
and receive (pay) quarterly the
notional amount multiplied by
the return of the Merrill Lynch
US High Yield Cash Pay Index.          3,451,229        1/1/05      134,778

Agreement with Morgan Stanley &
Co. dated July 16, 2004 to pay
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 47
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                        438,000       1/31/05        3,159

Agreement with Morgan Stanley &
Co. dated July 16, 2004 to pay
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 47
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                        876,000       1/31/05        7,019

Agreement with Goldman Sachs
Capital Markets, L.P. dated
October 29, 2004 to pay monthly
the notional amount multiplied
by the spread depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 25 basis points.            2,234,322        5/1/05       (2,322)

Agreement with Morgan Stanley
Capital Services, Inc. dated
April 7, 2004 to pay quarterly
the notional amount multiplied
by the appreciation of the
Russell 2000 Index plus
dividends and receive quarterly
the notional amount multiplied
by the depreciation of the
Russell 2000 Index plus the
three month LIBOR less 60 basis
points.                               47,365,387        4/8/05   (4,722,071)
---------------------------------------------------------------------------
                                                                 (4,802,277)
---------------------------------------------------------------------------

Credit default contracts outstanding at December 31, 2004 (Unaudited)

                                                     Notional    Unrealized
                                                       amount  Appreciation
---------------------------------------------------------------------------
Agreement with Citigroup
effective December 9, 2004,
maturing on December 20, 2009,
to receive a premium based on
the difference between the
original spread on issue and
the market spread on day of
execution and pay quarterly 375
basis points times the notional
amount.  Upon a credit default
event of a reference entity
within CDX HY Series 3 Index,
the fund makes a payment of the
proportional notional amount
times the difference between
the pay value and the
then-market value of the
reference entity within the CDX
HY Series 3 Index.                                   2,600,000        81,792

Agreement with JP Morgan
Securities effective various
dates from August 27, 2004 to
September 8, 2004, maturing on
December 20, 2009, to receive a
premium equal to 17.40074% to
18.47376% times the notional
amount.  Upon a credit default
event of CDX HY 100 3.75%,
December 20, 2009 the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of CDX HY 100
3.75%, December 20, 2009.                            3,875,000       153,656

Agreement with Merrill Lynch
International effective various
dates from July 9, 2004 to
December 10, 2004, maturing on
September 20, 2009, to receive
a premium equal to 14.53361% to
20.31041% times the notional
amount.  Upon a credit default
event of CDX HY 100 3.75%,
September 20, 2009 the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of CDX HY 100
3.75%, September 20, 2009.                          37,975,000     1,078,220
----------------------------------------------------------------------------
                                                                  $1,313,668
----------------------------------------------------------------------------

Putnam Asset Allocation: Balanced Portfolio

Forward currency contracts to buy at December 31, 2004 (Unaudited)
(aggregate face value $225,062,961)
                                                                  Unrealized
                                       Aggregate       Delivery  appreciation/
                             Value    face value           date (depreciation)
----------------------------------------------------------------------------
Australian Dollar      $53,903,196   $53,572,779        4/20/05     $330,417
British Pound           73,792,596    73,313,787        3/16/05      478,809
Canadian Dollar          9,558,764     9,494,916        4/20/05       63,848
Euro                    31,950,140    31,686,195        3/16/05      263,945
Hong Kong Dollar         1,633,650     1,634,081        5/18/05         (431)
Japanese Yen            26,879,975    26,892,542        5/18/05      (12,567)
New Zealand Dollar         530,201       527,530        4/20/05        2,671
Norwegian Krone          1,648,056     1,619,548        3/16/05       28,508
Singapore Dollar         1,324,950     1,323,862        5/18/05        1,088
Swedish Krona           11,304,655    11,282,790        3/16/05       21,865
Swiss Franc              8,992,149     8,979,786        3/16/05       12,363
Taiwan Dollar            4,814,468     4,735,145        5/18/05       79,323
----------------------------------------------------------------------------
                                                                  $1,269,839
----------------------------------------------------------------------------


Forward currency contracts to sell at December 31, 2004 (Unaudited)
(aggregate face value $333,127,410)
                                                                  Unrealized
                                       Aggregate      Delivery   appreciation/
                             Value    face value          date  (depreciation)
----------------------------------------------------------------------------
Australian Dollar      $23,332,283   $23,096,309       4/20/05     ($235,974)
British Pound           42,489,713    42,073,718       3/16/05      (415,995)
Canadian Dollar         65,831,045    66,163,676       4/20/05       332,631
Danish Krone             1,022,748     1,000,125       3/16/05       (22,623)
Euro                   103,948,947   102,212,387       3/16/05    (1,736,560)
Japanese Yen            28,172,566    28,180,425       5/18/05         7,859
Norwegian Krone         27,508,712    27,167,251       3/16/05      (341,461)
Swedish Krona            8,225,840     8,081,008       3/16/05      (144,832)
Swiss Franc             35,076,042    35,152,511       3/16/05        76,469
----------------------------------------------------------------------------
                                                                 ($2,480,486)
----------------------------------------------------------------------------



Futures contracts outstanding at December 31, 2004 (Unaudited)
                                                                               Unrealized
                                                    Aggregate    Expiration  appreciation/
                                          Value    face value          date (depreciation)
-----------------------------------------------------------------------------------------
CBT Interest Rate Swap 10 yr (Long)  $5,293,500    $5,325,423          5-Mar     ($31,923)
Dow Jones Euro Stoxx 50 Index (Long) 58,857,348    58,662,687          5-Mar      194,661
Euro 90 day (Long)                    3,641,063     3,647,983          5-Mar       (6,920)
Euro 90 day (Short)                  53,887,725    53,928,518          5-Mar       40,793
Euro 90 day (Long)                      726,188       729,838          5-Jun       (3,650)
Euro 90 day (Long)                      724,575       727,175          5-Sep       (2,600)
Euro 90 day (Long)                      723,300       724,888          5-Dec       (1,588)
Euro-Bund 10 yr (Long)               69,305,538    69,051,172          5-Mar      254,366
FTSE 100 Index (Long)                84,177,213    83,022,244          5-Mar    1,154,969
Russell 2000 Index Mini (Short)      37,932,000    36,747,640          5-Mar   (1,184,360)
S&P 500 Index (Long)                172,952,250   168,197,463          5-Mar    4,754,787
S&P 500 Index (Short)               171,738,550   166,996,178          5-Mar   (4,742,372)
U.K. Gilt (Long)                    121,215,540   120,518,787          5-Mar      696,753
U.S. Treasury Bond 30 yr (Long)       6,862,500     6,882,214          5-Mar      (19,714)
U.S. Treasury Note 2 yr (Short)      13,833,188    13,846,396          5-Apr       13,208
U.S. Treasury Note 5 yr (Long)       46,660,313    46,619,026          5-Mar       41,287
U.S. Treasury Note 5 yr (Short)      27,054,219    26,994,537          5-Mar      (59,682)
U.S. Treasury Note 10 yr (Long)     105,557,063   105,359,047          5-Mar      198,016
U.S. Treasury Note 10 yr (Short)    182,458,125   182,605,894          5-Mar      147,769
-----------------------------------------------------------------------------------------
                                                                               $1,443,800
-----------------------------------------------------------------------------------------


Written options outstanding at December 31, 2004 (Unaudited)
(premiums received $2,975)
  Contract                                      Expiration date/
    amount                                         strike price        Value
----------------------------------------------------------------------------
    50,350  Spider Trust (Call)                  Jan 05/$124.72       $2,210
----------------------------------------------------------------------------


TBA sale commitments outstanding at December 31, 2004 (Unaudited)
(proceeds receivable $65,587,832)
                                       Principal     Settlement
Agency                                    amount           date        Value
----------------------------------------------------------------------------
FNMA, 7s, January 1, 2035             $5,500,000        1/19/05   $5,825,703
FNMA, 6 1/2s, January 1, 2035         16,300,000        1/13/05   17,089,531
FNMA, 5 1/2s, January 1, 2035         27,630,000        1/13/05   28,044,451
FNMA, 5s, January 1, 2020             14,300,000        1/19/05   14,525,671
----------------------------------------------------------------------------
                                                                 $65,485,356
----------------------------------------------------------------------------


Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                       Notional   Termination  appreciation/
                                         amount          date (depreciation)
---------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the
notional amount multiplied by
5.2125% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.          $20,743,000        1/28/24      661,558

Agreement with Bank of America,
N.A. dated December 20, 2004 to
pay semi-annually the notional
amount multiplied by 3.965% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     17,346,000       12/22/09       32,395

Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      7,100,000        3/30/09      171,257

Agreement with Bank of America,
N.A. dated December 2,  2003 to
receive semi-annually the
notional amount multiplied by
2.444% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.            3,589,000        12/5/05      (19,678)

Agreement with Bank of America
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 2.1125%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR.              374,000       12/16/05        3,394

Agreement with Credit Suisse
First Boston International
dated March 5, 2004 to receive
semi-annually the notional
amount multiplied by 3.195% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      9,662,000         3/9/09     (171,747)

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiplied by 2.931% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      5,321,200         7/9/06       22,732

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.7756%.         1,251,434         8/2/22      130,499

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional
amount multiplied by the three
month USD-LIBOR-BBA and pay
quarterly the notional amount
multiplied by 5.86%.                  1,404,369         8/2/32     (165,007)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 10, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.405%.                               9,013,565        8/15/10     (741,530)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.845%.          2,515,000         8/1/22      284,090

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.919%.          2,822,353         8/1/32     (358,491)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.          1,251,434        8/12/22      102,545

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.689%.          1,404,369        8/12/32     (127,578)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiplied by 2.23762%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 11,525,000        12/9/05      (87,068)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  6,919,000        1/26/06       46,714

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  6,752,000        1/23/06       43,018

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  6,752,000        1/23/06       43,017

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  3,627,000        1/26/06       24,113

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.375% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  2,288,000        1/26/14       (6,027)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  2,232,000        1/23/14      (12,968)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  2,232,000        1/23/14      (14,737)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 4.71% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  2,247,000       12/15/13      (32,172)

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to receive
semi-annually the notional
amount multiplied by 5.7756%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  1,251,434         8/2/22      131,423

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 4.379% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  1,172,000        1/26/14       (3,466)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiplied by 4.579% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  1,161,000       12/16/13       (5,273)

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to pay
semi-annually the notional
amount multiplied by 5.152% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  1,216,226         8/2/12      (82,950)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 2.235% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    537,000       12/15/05        4,213

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    490,000       12/15/13        4,574

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.845%.                               2,515,000         8/1/22      288,123

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to receive
semi-annually the notional
amount multiplied by the three
month LIBOR-BBA and pay the
notional amount multiplied by
5.204%.                               2,444,243         8/1/12     (172,242)

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.          1,251,434        8/12/22      104,519

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 4.94%.           1,216,226        8/13/12      (63,405)
---------------------------------------------------------------------------
                                                                    $33,845
---------------------------------------------------------------------------

Total return swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                       Notional   Termination  appreciation/
                                         amount          date (depreciation)
---------------------------------------------------------------------------
Agreement with Citigroup Global
Markets, Ltd. dated September
29, 2004 to receive (pay)
monthly the notional amount
multiplied by the total rate of
return of the Citigroup non USD
Agreement with Citigroup Global
Markets, Ltd. dated September
29, 2004 to receive (pay)
monthly the notional amount
multiplied by the total rate of
return of the Citigroup non USD
World Government Bond Index and
pay monthly the notional amount
multiplied by the one month
USD-LIBOR plus 1.4 basis points.    $90,416,609        1/31/05     $348,420

Agreement with Deutsche Bank AG
dated December 29, 2004 to
receive at maturity the
notional amount multiplied by
the nominal spread appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and an
accrual of 7 basis points plus
the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index and pay at maturity the
notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an accrual
of 7 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index.                     3,931,800         4/1/05          118

Agreement with Deutsche Bank AG
dated July 16, 2004 to receive
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and pay at
maturity the notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 40
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                     2,621,000        1/31/05      (18,138)

Agreement with Deutsche Bank AG
dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43 basis
points.                               3,931,800         1/1/05       30,451

Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 8 basis
points.                              40,907,000         7/1/05        1,309

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to pay monthly
the notional amount multiplied
by the spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points.           5,185,350         6/1/05          682

Agreement with JP Morgan Chase
Bank dated September 14, 2004
to receive (pay) quarterly the
units multiplied by Russell
2000 Total Return Index and
receive quarterly the units
multiplied by the three month
USD-LIBOR less 0.80%.                19,042,235        9/15/05     (244,156)

Agreement with JP Morgan Chase
Bank dated October 12, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Growth Index
and receive at maturity the
units multiplied by the three
month USD-LIBOR less 45 basis
points.                              26,991,716        1/17/05   (2,378,595)

Agreement with JP Morgan Chase
Bank dated October 12, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Value Index
and pay at maturity the units
multiplied by the three month
USD-LIBOR plus 15 basis points.      27,000,220        1/17/05    2,285,126

Agreement with JP Morgan Chase
Bank dated October 11, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Growth Index
and receive at maturity the
units multiplied by the three
month USD-LIBOR less 45 basis
points.                              26,991,588        1/14/05   (2,294,481)

Agreement with JP Morgan Chase
Bank dated October 11, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Value Index
and pay at maturity the units
multiplied by the three month
USD-LIBOR plus 15 basis
points.                              26,999,945        1/14/05    2,215,114

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive
(pay) monthly the notional
amount multiplied by the return
of Lehman Brothers CMBS
ERISA-Eligible Index and pay
monthly the one month
USD-LIBOR-BBA less 25 basis
points.                               4,985,181         3/1/05       19,904

Agreement with Lehman Brothers
Special Financing, Inc. dated
April 20, 2004 to receive (pay)
at maturity the notional amount
multiplied by the return of the
Lehman Brothers US High Yield
Index and receive at maturity
the notional amount multiplied
by the one month USD-LIBOR
adjusted by a specified
spread.                               7,000,015         2/1/05      576,967

Agreement with Merrill Lynch
Capital Services, Inc. dated
June 13, 2003 to pay quarterly
the notional amount multiplied
by the three month USD-LIBOR
adjusted by a specified spread
and receive (pay) quarterly the
notional amount multiplied by
the return of the Merrill Lynch
US High Yield Cash Pay Index.         1,840,507         1/1/05       71,887

Agreement with Morgan Stanley &
Co. dated July 16, 2004 to pay
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 47
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                     2,621,000        1/31/05       18,903

Agreement with Morgan Stanley &
Co. dated July 16, 2004 to pay
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 47
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                     5,242,000        1/31/05       42,000

Agreement with Goldman Sachs
Capital Markets, L.P. dated
October 29, 2004 to pay monthly
the notional amount multiplied
by the spread depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 25 basis points.           7,442,054         5/1/05       (7,734)

Agreement with Morgan Stanley
Capital Services, Inc. dated
April 7, 2004 to pay quarterly
the notional amount multiplied
by the appreciation of the
Russell 2000 Index plus
dividends and receive quarterly
the notional amount multiplied
by the depreciation of the
Russell 2000 Index plus the
three month LIBOR less 60 basis
points.                             113,518,096         4/8/05  (11,317,133)
---------------------------------------------------------------------------
                                                               ($10,649,356)
---------------------------------------------------------------------------


Credit default contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                                     Notional  Appreciation/
                                                       amount (Depreciation)
---------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.35% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                        $534,519        $7,042

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           534,519         1,713

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                                           267,259         4,241

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                     200,444         3,532

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                     133,630         1,175

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                          66,815         2,610

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                          66,815        (1,896)

Agreement with Bank of America,
N.A. effective November 24,
2004, maturing on April 15,
2010, to receive a premium
equal to 2.58315% times the
notional amount.  Upon a credit
default event of any News Corp.
senior note or bond the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of the
defaulted News Corp. senior
note or bond.                                         145,000           215

Agreement with Citigroup
effective December 9, 2004,
maturing on December 20, 2009,
to receive a premium based on
the difference between the
original spread on issue and
the market spread on day of
execution and pay quarterly 375
basis points times the notional
amount.  Upon a credit default
event of a reference entity
within CDX HY Series 3 Index,
the fund makes a payment of the
proportional notional amount
times the difference between
the pay value and the
then-market value of the
reference entity within the CDX
HY Series 3 Index.                                  3,000,000        94,375

Agreement with Deutsche Bank AG
effective November 19, 2004,
maturing on December 20, 2009,
to pay a premium based on the
difference between the original
spread on issue and the market
spread on day of execution and
pay quarterly 225 basis points
time the notional amount.  Upon
a credit default event of a
reference entity within CDX BB
HY Series 3 Index, the fund
makes a pament of the
proportional notional amont
times the difference between
the par value and the
then-market value of the
reference entity within the CDX
BB HY Series 3 Index.                                 540,000        13,125

Agreement with Deutsche Bank AG
effective September 9, 2004,
maturing on September 20, 2014,
to receive a quarterly payment
of 0.58% times the notional
amount.  Upon a credit default
event of CVS 5.625% due March
15, 2006 the fund makes a
payment of the proportional
notional amount times the
difference between the par
value and the then-market value
of CVS 5.625%, March 15,
2006.                                                  95,000         1,506

Agreement with JP Morgan
Securities effective various
dates from August 27, 2004 to
September 8, 2004, maturing on
December 20, 2009, to receive a
premium equal to 17.40074 to
18.47376% times the notional
amount.  Upon a credit default
event of CDX HY 100 3.75%,
December 20, 2009 the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of  CDX HY
100 3.75%, December 20,
2009.                                               5,800,000       242,658

Agreement with JPMorgan Chase
Bank effective various dates
from September 8, 2004 to
November 12, 2004, maturing on
December 20, 2009, to receive a
premium equal to 8.46382% to
10.09018% times the notional
amount.  For each credit
default event related to one of
the issues within the CDX HY
3.75%, December 20, 2009 Bond
Index, the fund makes a payment
of the proportional notional
amount times the difference
between the par value and the
then-market value of the
defaulted issue.                                      895,000        10,527

Agreement with Merrill Lynch
International effective various
dates from July 9, 2004 to
December 10, 2004, maturing on
September 20, 2009, to receive
a premium equal to 14.53361% to
20.31041% times the notional
amount.  Upon a credit default
event of CDX HY 100 3.75%,
September 20, 2009 the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of  CDX HY
100 3.75%, September 20,
2009.                                              42,200,000     1,312,959

Agreement with Merrill Lynch
International effective July 1,
2004, maturing on July 1, 2007,
to receive a premium equal to
1.4413% times the notional
amount.  Upon a credit default
event of Consolidated Natural
Gas, 6.625%, December 12, 2008,
the fund makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of
Consolidated Natural Gas,
6.625%, December 12,
2008.                                                 180,000         1,464
---------------------------------------------------------------------------
                                                                 $1,695,246
---------------------------------------------------------------------------



Putnam Asset Allocation: Conservative Portfolio

Forward currency contracts to buy at December 31, 2004 (Unaudited)
(aggregate face value $55,515,594)
                                                                 Unrealized
                                      Aggregate       Delivery  appreciation/
                            Value    face value           date (depreciation)
---------------------------------------------------------------------------
Australian Dollar     $15,050,041   $14,964,282        4/20/05      $85,759
British Pound         $16,663,330   $16,559,027        3/16/05     $104,303
Canadian Dollar        $2,230,049    $2,214,952        4/20/05      $15,097
Danish Krone             $858,874      $839,876        3/16/05      $18,998
Euro                   $7,458,018    $7,409,135        3/16/05      $48,883
Hong Kong Dollar         $387,086      $387,189        5/18/05        ($103)
Japanese Yen           $5,686,468    $5,688,757        5/18/05      ($2,289)
New Zealand Dollar       $739,998      $736,270        4/20/05       $3,728
Norwegian Krone          $191,903      $188,584        3/16/05       $3,319
Singapore Dollar         $402,544      $402,214        5/18/05         $330
Swedish Krona          $2,873,729    $2,865,893        3/16/05       $7,836
Swiss Franc            $2,146,288    $2,143,357        3/16/05       $2,931
Taiwan Dollar          $1,134,754    $1,116,058        5/18/05      $18,696
---------------------------------------------------------------------------
                                                                   $307,488
---------------------------------------------------------------------------

Forward currency contracts to sell at December 31, 2004 (Unaudited) (aggregate face value $74,300,966)
                                                                 Unrealized
                                      Aggregate       Delivery  appreciation/
                            Value    face value           date (depreciation)
---------------------------------------------------------------------------
Australian Dollar      $4,980,809    $4,865,408        4/20/05    ($115,401)
British Pound         $11,546,004   $11,426,615        3/16/05    ($119,389)
Canadian Dollar       $14,985,806   $15,059,698        4/20/05      $73,892
Euro                  $23,123,763   $22,798,063        3/16/05    ($325,700)
Japanese Yen           $4,177,150    $4,176,672        5/18/05        ($478)
Norwegian Krone        $6,603,193    $6,518,772        3/16/05     ($84,421)
Swedish Krona          $1,809,161    $1,776,585        3/16/05     ($32,576)
Swiss Franc            $7,662,492    $7,679,153        3/16/05      $16,661
---------------------------------------------------------------------------
                                                                  ($587,412)
---------------------------------------------------------------------------



Futures contracts outstanding at December 31, 2004 (Unaudited)
                                                                                 Unrealized
                                                      Aggregate    Expiration  appreciation/
                                            Value    face value          date (depreciation)
-------------------------------------------------------------------------------------------
CBT Interest Rate Swap 10 yr (Long)   $17,203,875   $17,307,624          5-Mar    ($103,749)
Dow Jones Euro Stoxx 50 Index (Long)  $27,405,327   $27,314,689          5-Mar      $90,638
Euro 90 day (Long)                     $2,427,375    $2,431,989          5-Mar      ($4,614)
Euro 90 day (Short)                   $25,001,963   $25,020,889          5-Mar      $18,926
Euro 90 day (Long)                       $484,125      $486,559          5-Jun      ($2,434)
Euro 90 day (Long)                       $483,050      $484,784          5-Sep      ($1,734)
Euro 90 day (Long)                       $482,200      $483,259          5-Dec      ($1,059)
Euro-Bund 10 yr (Long)                $30,623,377   $30,510,983          5-Mar     $112,394
FTSE 100 Index (Long)                 $39,233,581   $38,695,269          5-Mar     $538,312
Russell 2000 Index Mini (Short)       $32,046,000   $31,045,420          5-Mar  ($1,000,580)
S&P 500 Index (Long)                  $63,719,250   $61,961,288          5-Mar   $1,757,962
S&P 500 Index (Short)                 $79,800,775   $77,597,164          5-Mar  ($2,203,611)
U.K. Gilt (Long)                      $56,752,859   $56,438,892          5-Mar     $313,967
U.S. Treasury Bond 30 yr (Long)        $4,162,500    $4,157,142          5-Mar       $5,358
U.S. Treasury Note 2 yr (Short)        $8,593,344    $8,601,549          5-Apr       $8,205
U.S. Treasury Note 5 yr (Long)        $55,313,282   $55,347,600          5-Mar     ($34,318)
U.S. Treasury Note 10 yr (Long)       $79,587,563   $79,326,951          5-Mar     $260,612
U.S. Treasury Note 10 yr (Short)      $83,617,313   $83,688,714          5-Mar      $71,401
-------------------------------------------------------------------------------------------
                                                                                  ($174,324)
-------------------------------------------------------------------------------------------


TBA sale commitments outstanding at December 31, 2004 (Unaudited)
(proceeds receivable $58,866,834)
                                      Principal    Settlement
Agency                                   amount          date         Value
---------------------------------------------------------------------------
FNMA, 7s, January 1, 2035            $4,600,000        1/13/05   $4,872,406
FNMA, 6 1/2s, January 1, 2035       $14,800,000        1/13/05  $15,516,875
FNMA, 5 1/2s, January 1, 2035       $20,806,000        1/13/05  $21,118,091
FNMA, 5s, January 1, 2020           $17,000,000        1/19/05  $17,268,280
---------------------------------------------------------------------------
                                                                $58,775,652
---------------------------------------------------------------------------

Interest rate swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                       Notional   Termination  appreciation/
                                         amount          date (depreciation)
---------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the
notional amount multiplied by
5.2125% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.          $18,177,000        1/28/24     $579,720

Agreement with Bank of America,
N.A. dated December 20, 2004 to
pay semi-annually the notional
amount multiplied by 3.965% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     13,689,000       12/22/09       25,566

Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      7,000,000        3/30/09      168,845

Agreement with Bank of America,
N.A. dated December 2,  2003 to
receive semi-annually the
notional amount multiplied by
2.444% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.            5,128,000        12/5/05      (28,115)

Agreement with Bank of America
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 2.1125%
and receive quarterly the
notional amount multiplied by
the three month USD-LIBOR.              260,000       12/16/05        2,359

Agreement with Credit Suisse
First Boston International
dated November 15, 2004 to pay
semi-annually the notional
amount multiplied by 3.947% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                     19,400,000       11/17/09        1,839

Agreement with Credit Suisse
First Boston International
dated July 7, 2004 to receive
semi-annually the notional
amount multiplied by 2.931% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      4,766,100         7/9/06       20,360

Agreement with Deutsche Bank AG
dated July 31, 2002 to pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.7756%.           824,399         8/2/22       85,968

Agreement with Deutsche Bank AG
dated July 31, 2002 to receive
semi-annually the notional
amount multiplied by the three
month USD-LIBOR-BBA and pay
quarterly the notional amount
multiplied by 5.86%.                   $925,147         8/2/32     (108,700)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 10, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.405%.                               5,675,208        8/15/10     (466,889)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.845%.          1,650,000         8/1/22      186,381

Agreement with Goldman Sachs
Capital Markets, L.P. dated
July 30, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.919%.          1,851,643         8/1/32     (235,193)

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.            824,399        8/12/22       67,553

Agreement with Goldman Sachs
Capital Markets, L.P. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 5.689%.            925,147        8/12/32      (84,044)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641% and
pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 15,537,000       12/15/13      145,040

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 15,043,000        1/26/06      101,564

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 14,679,000        1/23/06       93,521

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 14,679,000        1/23/06       93,521

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional
amount multiplied by 2.23762%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                 10,593,000        12/9/05      (80,028)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  7,885,000        1/26/06       52,422

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  4,853,000        1/23/14      (28,197)

Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  4,853,000        1/23/14      (32,041)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 4.71% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                  2,096,000       12/15/13      (30,009)

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to receive
semi-annually the notional
amount multiplied by 5.7756%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    824,399         8/2/22       86,576

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay
semi-annually the notional
amount multiplied by 4.579% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    808,000       12/16/13       (3,670)

Agreement with Lehman Brothers
Special Financing, Inc. dated
July 31, 2002 to pay
semi-annually the notional
amount multiplied by 5.152% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    801,206         8/2/12      (54,644)

Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 2.235% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                    501,000       12/15/05        3,930

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to pay quarterly
the notional amount multiplied
by the three month LIBOR-BBA
and receive semi-annually the
notional amount multiplied by
5.845%.                               1,650,000         8/1/22      189,027

Agreement with Merrill Lynch
Capital Services, Inc. dated
July 30, 2002 to receive
semi-annually the notional
amount multiplied by the three
month LIBOR-BBA and pay the
notional amount multiplied by
5.204%.                               1,603,579         8/1/12     (113,002)

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA and receive
semi-annually the notional
amount multiplied by 5.601%.            824,399        8/12/22       68,853

Agreement with Merrill Lynch
Capital Services, Inc. dated
August 8, 2002 to receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 4.94%.             801,206        8/13/12      (41,769)
---------------------------------------------------------------------------
                                                                   $666,744
---------------------------------------------------------------------------


Total return swap contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                       Notional   Termination  appreciation/
                                         amount          date (depreciation)
---------------------------------------------------------------------------
Agreement with Citigroup Global
Markets, Ltd. dated September
29, 2004 to receive (pay)
monthly the notional amount
multiplied by the total rate of
return of the Citigroup non USD
Agreement with Citigroup Global
Markets, Ltd. dated September
29, 2004 to receive (pay)
monthly the notional amount
multiplied by the total rate of
return of the Citigroup non USD
World Government Bond Index and
pay monthly the notional amount
multiplied by the one month
USD-LIBOR plus 1.4 basis points.    $87,820,447        1/31/05     $338,416

Agreement with Deutsche Bank AG
dated December 29, 2004 to
receive at maturity the
notional amount multiplied by
the nominal spread appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and an
accrual of 7 basis points plus
the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index and pay at maturity the
notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an accrual
of 7 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index.                     3,425,500         4/1/05          103

Agreement with Deutsche Bank AG
dated August 10, 2004 to
receive at maturity the
notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
pay at maturity the  notional
amount multiplied by the
nominal spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index and an accrual
of 25 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA Commercial Mortgage Backed
Securities Index.                       771,100         3/1/05        5,143

Agreement with Deutsche Bank AG
dated July 16, 2004 to receive
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and pay at
maturity the notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 40
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                     2,283,500        1/31/05      (15,803)

Agreement with Deutsche Bank AG
dated June 28, 2004 to pay at
maturity the notional amount
multiplied by the spread
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 43 basis
points.                               3,425,500         1/1/05       26,530

Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the appreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index plus 8 basis
points.                              42,782,000         7/1/05        1,369

Agreement with Goldman Sachs
Capital Markets, L.P. dated
June 16, 2004 to pay monthly
the notional amount multiplied
by the spread appreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 43 basis points.           4,517,598         6/1/05          595

Agreement with JP Morgan Chase
Bank dated September 14, 2004
to receive (pay) quarterly the
units multiplied by Russell
2000 Total Return Index and
receive quarterly the units
multiplied by the three month
USD-LIBOR less 0.80%.                20,976,979        9/15/05     (268,963)

Agreement with JP Morgan Chase
Bank dated October 12, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Growth Index
and receive at maturity the
units multiplied by the three
month USD-LIBOR less 45 basis
points.                              12,995,971        1/17/05   (1,145,247)

Agreement with JP Morgan Chase
Bank dated October 12, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Value Index
and pay at maturity the units
multiplied by the three month
USD-LIBOR plus 15 basis
points.                              13,000,025        1/17/05    1,100,239

Agreement with JP Morgan Chase
Bank dated October 11, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Growth Index
and receive at maturity the
units multiplied by the three
month USD-LIBOR less 45 basis
points.                              12,995,923        1/14/05   (1,104,748)

Agreement with JP Morgan Chase
Bank dated October 11, 2004 to
receive (pay) at maturity the
units multiplied by Russell
1000 Total Return Value Index
and pay at maturity the units
multiplied by the three month
USD-LIBOR plus 15 basis
points.                              13,000,055        1/14/05    1,066,543

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive
(pay) monthly the notional
amount multiplied by the return
of Lehman Brothers CMBS
ERISA-Eligible Index and pay
monthly the one month
USD-LIBOR-BBA less 25 basis
points.                               4,618,097         3/1/05       18,437

Agreement with Merrill Lynch
Capital Services, Inc. dated
June 13, 2003 to pay quarterly
the notional amount multiplied
by the three month USD-LIBOR
adjusted by a specified spread
and receive (pay) quarterly the
notional amount multiplied by
the return of the Merrill Lynch
US High Yield Cash Pay Index.         5,406,649         1/1/05      211,141

Agreement with Morgan Stanley &
Co. dated July 16, 2004 to pay
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity the notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 47
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                     2,283,500        1/31/05       16,469

Agreement with Morgan Stanley &
Co. dated July 16, 2004 to pay
at maturity the notional amount
multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor and receive at
maturity notional amount
multiplied by the nominal
spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities
Index and an accrual of 47
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index.                     4,567,000        1/31/05       36,592

Agreement with Goldman Sachs
Capital Markets, L.P. dated
October 29, 2004 to pay monthly
the notional amount multiplied
by the spread depreciation of
the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and
receive monthly the notional
amount multiplied by the
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities
Index plus 25 basis points.           6,893,532         5/1/05       (7,164)

Agreement with Morgan Stanley
Capital Services, Inc. dated
April 7, 2004 to pay quarterly
the notional amount multiplied
by the appreciation of the
Russell 2000 Index plus
dividends and receive quarterly
the notional amount multiplied
by the depreciation of the
Russell 2000 Index plus the
three month LIBOR less 60 basis
points.                              12,638,475         4/8/05   (1,259,986)
---------------------------------------------------------------------------
                                                                  ($980,334)
---------------------------------------------------------------------------



Credit default contracts outstanding at December 31, 2004 (Unaudited)

                                                                 Unrealized
                                                     Notional  Appreciation/
                                                       amount (Depreciation)
---------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.35% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                        $497,185        $6,550

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                     497,185         1,595

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                     248,593         3,944

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                     186,444         3,285

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS securities.                     124,296         1,094

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                          62,148         2,428

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.                          62,148        (1,764)

Agreement with Bank of America,
N.A. effective November 24,
2004, maturing on April 15,
2010, to receive a premium
equal to 2.58315% times the
notional amount.  Upon a credit
default event of any News Corp.
senior note or bond the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of the
defaulted News Corp. senior
note or bond.                                         140,000           207

Agreement with Citigroup
effective December 9, 2004,
maturing on December 20, 2009,
to receive a premium  based on
the difference between the
original spread on issue and
the market spread on day of
execution and pay quarterly 375
basis points times the notional
amount .  Upon a credit default
event of a reference entity
within CDX HY Series 3 Index,
the fund makes a payment of the
proportional notional amount
times the difference between
the pay value and the
then-market value of the
reference entity within the CDX
HY Series 3 Index.                                  3,800,000       119,542

Agreement with Deutsche Bank AG
effective November 19, 2004,
maturing on December 20, 2009,
to pay a premium based on the
difference between the original
spread on issue and the market
spread on day of execution and
pay quarterly 225 basis points
time the notional amount.  Upon
a credit default event of a
reference entity within CDX BB
HY Series 3 Index, the fund
makes a pament of the
proportional notional amont
times the difference between
the par value and the
then-market value of the
reference entity within the CDX
BB HY Series 3 Index.                                 650,000        15,799

Agreement with Deutsche Bank AG
effective September 9, 2004,
maturing on September 20, 2014,
to receive a quarterly payment
of 0.58% times the notional
amount.  Upon a credit default
event of CVS 5.625% due March
15, 2006 the fund makes a
payment of the proportional
notional amount times the
difference between the par
value and the then-market value
of CVS 5.625%, March 15, 2006.                        125,000         1,982

Agreement with JP Morgan
Securities effective August 27,
2004, maturing on December 20,
2009, to receive a premium
equal to 18.47376% times the
notional amount.  Upon a credit
default event of CDX HY 100
3.75%, December 20, 2009 the
fund makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of CDX HY 100
3.75%, December 20, 2009.                           2,800,000       127,505

Agreement with JPMorgan Chase
Bank effective various dates
from September 8, 2004 to
November 12, 2004, maturing on
December 20, 2009, to receive a
premium equal to 8.46382% to
10.09017% times the notional
amount.  For each credit
default event related to one of
the issues within the CDX HY
3.75%, December 20, 2009 Bond
Index, the fund makes a payment
of the proportional notional
amount times the difference
between the par value and the
then-market value of the
defaulted issue.                                      985,000        10,664

Agreement with Merrill Lynch
International effective various
dates from July 9, 2004 to
December 10, 2004, maturing on
September 20, 2009, to receive
a premium equal to 14.65265% to
18.83891% times the notional
amount.  Upon a credit default
event of CDX HY 100 3.75%,
September 20, 2009 the fund
makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of  CDX HY
100 3.75%, September 20, 2009.                     16,250,000       409,094

Agreement with Merrill Lynch
International effective July 1,
2004, maturing on July 1, 2007,
to receive a premium equal to
1.4413% times the notional
amount.  Upon a credit default
event of Consolidated Natural
Gas, 6.625%, December 12, 2008,
the fund makes a payment of the
proportional notional amount
times the difference between
the par value and the
then-market value of
Consolidated Natural Gas,
6.625%, December 12, 2008.                            115,000           935
---------------------------------------------------------------------------
                                                                   $702,860
---------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets as follows:

      Growth portfolio           $1,307,631,698
      Balanced portfolio          1,857,048,658
      Conservative portfolio        877,769,711

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2004. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

  (b) The aggregate identified cost on a tax basis is as follows:

                 Cost for federal    Unrealized    Unrealized  Net unrealized
              income tax purposes  appreciation  depreciation    appreciation

      Growth
      portfolio    $1,309,360,726  $171,336,030  $(41,738,719)   $129,597,311
      Balanced
      portfolio     1,917,118,397   192,087,182   (51,474,185)    140,612,997
      Conservative
      portfolio       969,915,846    55,020,303   (13,362,853)     41,657,450

(NON) Non-income-producing security.

 (SG) Securities on loan, in part or in entirety, at December 31, 2004 (Growth portfolio).

 (SB) Securities on loan, in part or in entirety, at December 31, 2004 (Balanced portfolio).

 (SC) Securities on loan, in part or in entirety, at December 31, 2004 (Conservative portfolio).

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. ABN AMRO Holdings NV was acquired on 5/9/03 with a cost of $65,105 for Growth Portfolio. AMRESCO Creditor Trust was acquired on various dates from 5/7/99 to 2/25/00 with a cost of $76,930 and $47,149 for Growth and Conservative Portfolios, respectively. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative Portfolio. The total market value of restricted securities held by the fund did not exceed 0.01% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At December 31, 2004, the value of securities loaned amounted to $25,966,822, $28,744,615 and $5,540,204 for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively. The fund received cash collateral of $26,856,840, $29,703,612 and $5,739,447 for Growth Portfolio, Balanced
      Portfolio and Conservative Portfolio, respectively, which is pooled with collateral of other Putnam funds into 26 issuers of high-grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the funds totaled $417,611, $1,114,567 and $895,152 for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, for the period ended December 31, 2004.

  (F) Security is valued at fair value following procedures approved by the Trustees. (Note 1).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities.

      AMBAC represents AMBAC Indemnity Corporation.

      G.O. Bonds represent General Obligation Bonds.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at December 31, 2004.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at December 31, 2004.


      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at December 31, 2004:
      (as a percentage of Market Value)

      Growth Portfolio
      -----------------------
      Australia           0.9%
      Brazil              1.1
      France              2.0
      Germany             1.5
      Hong Kong           0.6
      Italy               0.7
      Japan               4.4
      Mexico              0.5
      Netherlands         1.0
      South Africa        0.6
      South Korea         1.5
      Spain               0.7
      Sweden              0.6
      Switzerland         1.5
      Taiwan              1.1
      United Kingdom      5.3
      United States      70.3
      Other               5.7
      -----------------------
      Total             100.0%

      Balanced Portfolio
      -----------------------
      Australia           0.7%
      Bermuda             0.5
      Cayman Islands      0.6
      France              1.7
      Germany             1.2
      Italy               0.5
      Japan               3.4
      Netherlands         0.8
      Spain               0.6
      Switzerland         1.1
      United Kingdom      4.2
      United States      82.1
      Other               2.6
      -----------------------
      Total             100.0%

      Conservative Portfolio
      -----------------------
      Cayman Islands      0.9%
      France              0.9
      Germany             0.6
      Japan               1.6
      Netherlands         0.5
      Switzerland         0.6
      United Kingdom      2.5
      United States      89.9
      Other               2.5
      -----------------------
      Total             100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest.
       Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

      Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

      Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

      Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

      Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

      TBA purchase commitments Each fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolios.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005